UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811 - 5718

DREYFUS TREASURY PRIME CASH MANAGEMENT
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	1/31
Date of reporting period:	7/31/11

FORM N-CSR

Item 1.      Reports to Stockholders.

Dreyfus Cash Management Funds

SEMIANNUAL REPORT July 31, 2011

Dreyfus Cash Management

Dreyfus Cash Management Plus

Dreyfus Government Cash Management

Dreyfus Government Prime Cash Management

Dreyfus Treasury & Agency Cash Management

Dreyfus Treasury Prime Cash Management

Dreyfus Municipal Cash Management Plus

Dreyfus New York Municipal Cash Management

Dreyfus Tax Exempt Cash Management

Dreyfus California AMT-Free Municipal Cash Management

Dreyfus New York AMT-Free Municipal Cash Management

BNY MELLON ASSET MANAGEMENT

Dreyfus

Contents

The Funds
Letter to Shareholders (Taxable)	3
Letter to Shareholders (Tax Exempt)	5
Understanding Your Fund’s Expenses	7
Comparing Your Fund’s Expenses
With Those of Other Funds	9
Statements of Investments	11
Statements of Assets and Liabilities	55
Statements of Operations	58
Statements of Changes in Net Assets	60
Financial Highlights	66
Notes to Financial Statements	78
Information About the Renewal
of Each Fund’s Management Agreement	88

For More Information
Back cover

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily rep-
resent the views of Dreyfus or any other person in the Dreyfus organi-
zation. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

• Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Dreyfus Cash Management Funds

The Funds

LETTER TO
SHAREHOLDERS

Dear Shareholders:

This semiannual report for Dreyfus Cash Management Funds (Taxable) covers the six-month period ended July 31, 2011. Over the reporting period, the six Dreyfus Cash Management Funds (Taxable) listed below produced the following annualized yields and, taking into account the effects of compounding, the following annualized effective yields:1,2

		Annualized
	Annualized	Effective
	Yield (%)	Yield (%)
Dreyfus Cash Management
Institutional Shares	0.10	0.10
Investor Shares	0.00	0.00
Administrative Shares	0.01	0.01
Participant Shares	0.00	0.00
Agency Shares	0.04	0.04
Dreyfus Cash Management Plus, Inc.
Institutional Shares	0.08	0.08
Investor Shares	0.00	0.00
Administrative Shares	0.01	0.01
Participant Shares	0.00	0.00
Service Shares	0.00	0.00
Select Shares	0.00	0.00
Agency Shares	0.02	0.02
Dreyfus Government Cash Management
Institutional Shares	0.00	0.00
Investor Shares	0.00	0.00
Administrative Shares	0.00	0.00
Participant Shares	0.00	0.00
Agency Shares	0.00	0.00
Dreyfus Government Prime Cash Management
Institutional Shares	0.00	0.00
Investor Shares	0.00	0.00
Administrative Shares	0.00	0.00
Participant Shares	0.00	0.00
Agency Shares	0.00	0.00
Dreyfus Treasury & Agency Cash Management
Institutional Shares	0.01	0.01
Investor Shares	0.01	0.01
Administrative Shares	0.01	0.01
Participant Shares	0.01	0.01
Service Shares	0.01	0.01
Select Shares	0.01	0.01
Agency Shares	0.01	0.01
Premier Shares	0.01	0.01

		Annualized
	Annualized	Effective
	Yield (%)	Yield (%)
Dreyfus Treasury Prime Cash Management
Institutional Shares	0.00	0.00
Investor Shares	0.00	0.00
Administrative Shares	0.00	0.00
Participant Shares	0.00	0.00
Agency Shares	0.00	0.00

Mixed Economic Data Sparked Shifts in
Market Sentiment

The reporting period began in the midst of an apparent economic recovery. The unemployment rate had eased to 9.0% by the end of January 2011, and the Federal Reserve Board (the “Fed”) was in the midst of a quantitative easing program involving the purchase of $600 million of U.S.Treasury securities. Meanwhile, food and fuel prices climbed, signaling a potential increase in inflationary pressures stemming from robust demand in overseas markets. Nonetheless, as they have since December 2008, the Fed maintained an aggressively accommodative monetary policy, keeping short-term interest rates within a historically low range between 0% and 0.25%.

A wave of political unrest in the Middle East and North Africa in February caused energy prices to surge higher, potentially threatening the reinvigorated economic recovery. Still, U.S. manufacturing activity reached its highest level in seven years, and the unemployment rate fell to 8.9% during the month. The global economy took another hit in March, when Japan suffered a devastating earthquake, tsunami and nuclear disaster, disrupting one of the world’s larger economies.Yet, these events had relatively little short-term impact on the U.S. economy, as activity expanded across several economic sectors in March, the private sector added 233,000 jobs and the unemployment rate dropped to 8.8%, its lowest reading in two years. However, it was later announced that the U.S. economy grew at a surprisingly anemic 0.4% annualized rate during the first

The Funds	3

LETTER TO SHAREHOLDERS (continued)

quarter of 2011. Slowdowns in consumer and government spending appeared to be the main factors behind the deceleration of economic growth.

Economic headwinds seemed to intensify in April as Greece appeared headed toward defaulting on its sovereign debt. In addition, a contentious debate about government spending and borrowing intensified in the United States as the federal government approached the upper limits of its debt authorization. However, some parts of the U.S. economy continued to fare well, including domestic manufacturing. May produced more mixed economic data. While industrial production picked up, employment data continued to disappoint.The housing market continued to deteriorate, posting declines in existing home sales and housing starts.

The Fed ended its quantitative easing program in June, and investors were relieved when the program’s termination had relatively little immediate impact on the financial markets. Meanwhile, energy prices moderated and manufacturing activity continued to increase. These positive developments were largely offset by declining consumer confidence, weakness in U.S. housing markets and sluggish job creation.

August saw heightened turmoil in the financial markets as Greece moved closer to default, other peripheral European nations struggled with heavy debt loads and the U.S. Congress continued to engage in a rancorous debate about the federal budget deficit. Some of these worries came to a head just days after the reporting period’s end, when Congress passed legislation cutting government spending and raising the U.S. debt ceiling, and Standard & Poor’s downgraded its credit rating on long-term U.S. debt securities.The rating on short-term government debt, including securities purchased by many money market funds, did not change.

Outlook Clouded by Recent Events

The low federal funds rate kept yields of money market instruments near zero percent throughout the reporting period, and with narrow yield differences along the market’s maturity spectrum, it continued to make little sense to incur the additional risks that longer-dated securities typically entail.Therefore, we maintained the fund’s weighted average maturity in a range that was roughly in line with industry averages.

The reporting period ended with a cloudy economic outlook for the remainder of the year. However, the Fed recently signaled that it is prepared to keep short-term interest rates near historical lows “at least through mid-2013.”Therefore, we intend to maintain the fund’s focus on quality and liquidity.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency.Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Short-term corporate, asset-backed securities holdings and municipal securities holdings (as applicable), while rated in the highest rating category by one or more NRSRO (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.
[1]	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.
Yields fluctuate.
[2]	Yields provided reflect the absorption of certain fund expenses by The
Dreyfus Corporation pursuant to an undertaking, which is voluntary and temporary, not contractual, and can be terminated at any time without notice. Had these expenses not been absorbed, fund yields would have been lower, and in some cases, 7-day yields during the reporting period would have been negative absent the expense absorption.

LETTER TO
SHAREHOLDERS

Dear Shareholder:

We are pleased to present the semiannual report for Dreyfus Cash Management Funds (Tax Exempt). For the six-month period ended July 31, 2011, the five tax-exempt money market portfolios that comprise Dreyfus Cash Management Funds (Tax Exempt) produced the following annualized yields and annualized effective yields:1,2

		Annualized
	Annualized	Effective
	Yield (%)	Yield (%)
Dreyfus Municipal Cash Management Plus
Institutional Shares	0.06	0.06
Investor Shares	0.00	0.00
Administrative Shares	0.01	0.01
Participant Shares	0.00	0.00
Agency Shares	0.02	0.02
Dreyfus New York Municipal Cash Management
Institutional Shares	0.07	0.07
Investor Shares	0.00	0.00
Administrative Shares	0.01	0.01
Participant Shares	0.00	0.00
Agency Shares	0.03	0.03
Dreyfus Tax Exempt Cash Management
Institutional Shares	0.05	0.05
Investor Shares	0.00	0.00
Administrative Shares	0.01	0.01
Participant Shares	0.00	0.00
Agency Shares	0.01	0.01
Dreyfus California AMT-Free Municipal Cash Management
Institutional Shares	0.09	0.09
Investor Shares	0.00	0.00
Administrative Shares	0.02	0.02
Participant Shares	0.00	0.00
Agency Shares	0.04	0.04
Dreyfus New York AMT-Free Municipal Cash Management
Institutional Shares	0.04	0.04
Investor Shares	0.00	0.00
Administrative Shares	0.00	0.00
Participant Shares	0.00	0.00
Classic Shares	0.00	0.00

Low Rates Persisted Despite Shifting
Economic Sentiment

The reporting period began amid improved investor sentiment after the Federal Reserve Board (the “Fed”) implemented new measures designed to stimulate greater economic growth through a new round of quantitative easing. Investors responded positively in the months before the start of the reporting period to this renewed commitment to avoiding a double-dip recession, and they looked forward to better economic conditions. Despite unexpected economic shocks stemming from political uprisings in the Middle East and devastating natural and nuclear disasters in Japan, greater economic optimism generally was reinforced by reports of improved hiring activity and consumer spending through the first quarter of 2011.

It wasn’t until late April that investor sentiment began to deteriorate in earnest, when Greece again appeared headed toward default on its sovereign debt, U.S. economic data proved disappointing and a contentious debate regarding government spending and borrowing intensified. Some of these worries came to a head just days after the reporting period’s end, when Congress passed legislation cutting government spending and raising the U.S. debt ceiling, and Standard & Poor’s downgraded its credit rating on long-term U.S. debt securities.

Throughout a reporting period characterized by changing economic sentiment, the Fed maintained its aggressively accommodative policy stance, leaving the overnight federal funds rate in a range between 0.00% and 0.25%. Consequently, municipal money market yields remained near zero percent.

The Funds 5

LETTER TO SHAREHOLDERS (continued)

advance of the expiration of the Build America Bonds program at the end of 2010, but this surge in supply had relatively little impact on issuance volumes over the first half of 2011. Meanwhile, demand for municipal money market instruments remained robust as individuals sought to shelter income from rising state taxes, and institutional investors searched for alternatives to taxable money market instruments.

Like many states, New York and California reduced spending to address their budget deficit during the reporting period.Although tax revenues in both states remain below prerecession levels, receipts have trended up over the past year, and several banks have initiated programs providing municipal issuers with credit, a positive development that appears likely to continue.

Maintaining a Credit-Conscious Investment Posture

We have maintained a conservative investment posture, emphasizing direct, high-quality municipal obligations and commercial paper deemed credit-worthy by our analysts. We also favored instruments backed by pledged tax appropriations or dedicated revenues. We generally shied away from general obligation debt and instruments issued by localities that depend heavily on state aid. Finally, we maintained the fund’s weighted average maturity in a range that was roughly in line with industry averages, as it has made little sense to us to incur the interest-rate risks that longer-dated instruments typically entail.

Outlook Clouded by Recent Events

Although the U.S. economy has continued to grow, developments currently roiling the financial markets have clouded the outlook for the remainder of 2011.

However, the Fed recently signaled that it is prepared to keep short-term interest rates near historical lows “at least through mid-2013,” and we believe the prudent course continues to be an emphasis on preservation of capital and liquidity. However, the supply of newly issued tax-exempt money market instruments may increase later this year, which could put upward pressure on yields.

An investment in the funds is not insured or guaranteed by the FDIC or any other government agency.Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.
Short-term corporate, asset-backed securities holdings and municipal securities holdings (as applicable), while rated in the highest rating category by one or more NRSRO (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.
Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.
Yields fluctuate. For the national funds, income may be subject to state and local taxes. For the NewYork and California funds, income may be subject to state and local taxes for out-of-state residents. For each non-
AMT-Free fund, some income may be subject to the federal alternative minimum tax (AMT).
Yields provided reflect the absorption of certain fund expenses by The
Dreyfus Corporation pursuant to an undertaking, which is voluntary and temporary, not contractual, and can be terminated at any time without notice. Had these expenses not been absorbed, funds’ yields would have been lower, and in some cases, 7-day yields during the reporting period would have been negative absent the expense absorption.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemptions fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund's prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in each class of each fund from February 1, 2011 to July 31, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended July 31, 2011

	Institutional	Investor Administrative		Participant	Service	Select	Agency	Premier	Classic

Dreyfus Cash
Management
Expenses paid
per $1,000†	$1.04	$1.54	$1.49	$1.54	—	—	$1.29	—	—
Ending value
(after expenses)	$1,000.50	$1,000.00	$1,000.10	$1,000.00	—	—	$1,000.20	—	—
Annualized
expense ratio (%)	.21	.31	.30	.31	—	—	.26	—	—
Dreyfus Cash
Management
Plus, Inc.
Expenses paid
per $1,000†	$1.04	$1.44	$1.39	$1.44	$1.39	$1.49	$1.49	—	—
Ending value
(after expenses)	$1,000.40	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.10	—	—
Annualized
expense ratio (%)	.21	.29	.28	.29	.28	.30	.30	—	—
Dreyfus
Government Cash
Management
Expenses paid
per $1,000†	$.89	$.84	$.89	$.89	—	—	$.84	—	—
Ending value
(after expenses)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	—	—	$1,000.00	—	—
Annualized
expense ratio (%)	.18	.17	.18	.18	—	—	.17	—	—
Dreyfus
Government Prime
Cash Management
Expenses paid
per $1,000†	$.79	$.79	$.79	$.79	—	—	$.74	—	—
Ending value
(after expenses)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	—	—	$1,000.00	—	—
Annualized
expense ratio (%)	.16	.16	.16	.16	—	—	.15	—	—
Dreyfus Treasury &
Agency Cash
Management
Expenses paid
per $1,000†	$.55	$.55	$.60	$.60	$.60	$.60	$.60	$.60	—
Ending value
(after expenses)	$1,010.00	$1,010.00	$1,010.00	$1,010.00	$1,010.00	$1,010.00	$1,010.00	$1,010.00	—
Annualized
expense ratio (%)	.11	.11	.12	.12	.12	.12	.12	.12	—
Dreyfus
Treasury Prime
Cash Management
Expenses paid
per $1,000†	$.50	$.50	$.55	$.50	—	—	$.50	—	—
Ending value
(after expenses)	$1,000.00	$1,000.00	$1,000.01	$1,000.00	—	—	$1,000.00	—	—
Annualized
expense ratio (%)	.10	.10	.11	.10	—	—	.10	—	—

The Funds	7

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited) (continued)

Expenses and Value of a $1,000 Investment (continued)
assuming actual returns for the six months ended July 31, 2011

	Institutional	Investor Administrative		Participant	Service	Select	Agency	Premier	Classic
Dreyfus
Municipal Cash
Management Plus
Expenses paid
per $1,000†	$1.14	$1.44	$1.39	$1.44	—	—	$1.29	—	—
Ending value
(after expenses)	$1,000.30	$1,000.00	$1,000.00	$1,000.00	—	—	$1,000.10	—	—
Annualized
expense ratio (%)	.23	.29	.28	.29	—	—	.26	—	—
Dreyfus
New York
Municipal Cash
Management
Expenses paid
per $1,000†	$1.14	$1.49	$1.44	$1.49	—	—	$1.34	—	—
Ending value
(after expenses)	$1,000.30	$1,000.00	$1,000.00	$1,000.00	—	—	$1,000.10	—	—
Annualized
expense ratio (%)	.23	.30	.29	.30	—	—	.27	—	—
Dreyfus
Tax Exempt Cash
Management
Expenses paid
per $1,000†	$1.09	$1.34	$1.34	$1.29	—	—	$1.29	—	—
Ending value
(after expenses)	$1,000.30	$1,000.00	$1,000.00	$1,000.00	—	—	$1,000.10	—	—
Annualized
expense ratio (%)	.22	.27	.27	.26	—	—	.26	—	—
Dreyfus California
AMT-Free
Municipal Cash
Management
Expenses paid
per $1,000†	$1.14	$1.59	$1.54	$1.64	—	—	$1.44	—	—
Ending value
(after expenses)	$1,000.40	$1,000.00	$1,000.10	$1,000.00	—	—	$1,000.20	—	—
Annualized
expense ratio (%)	.23	.32	.31	.33	—	—	.29	—	—
Dreyfus New York
AMT-Free
Municipal Cash
Management
Expenses paid
per $1,000†	$1.34	$1.59	$1.59	$1.59	—	—	—	—	$1.54
Ending value
(after expenses)	$1,000.20	$1,000.00	$1,000.00	$1,000.00	—	—	—	—	$1,000.00
Annualized
expense ratio (%)	.27	.32	.32	.32	—	—	—	—	.31

† Expenses are equal to each fund’s annualized epxense ratios as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund's expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return.You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended July 31, 2011

	Institutional	Investor Administrative		Participant	Service	Select	Agency	Premier	Classic

Dreyfus Cash
Management
Expenses paid
per $1,000†	$1.05	$1.56	$1.51	$1.56	—	—	$1.30	—	—
Ending value
(after expenses)	$1,023.75	$1,023.26	$1,023.31	$1,023.26	—	—	$1,023.51	—	—
Annualized
expense ratio (%)	.21	.31	.30	.31	—	—	.26	—	—
Dreyfus Cash
Management
Plus, Inc.
Expenses paid
per $1,000†	$1.05	$1.45	$1.40	$1.45	$1.40	$1.51	$1.51	—	—
Ending value
(after expenses)	$1,023.75	$1,023.36	$1,023.41	$1,023.36	$1,023.41	$1,023.31	$1,023.31	—	—
Annualized
expense ratio (%)	.21	.29	.28	.29	.28	.30	.30	—	—
Dreyfus
Government Cash
Management
Expenses paid
per $1,000†	$.90	$.85	$.90	$.90	—	—	$.85	—	—
Ending value
(after expenses)	$1,023.90	$1,023.95	$1,023.90	$1,023.90	—	—	$1,023.95	—	—
Annualized
expense ratio (%)	.18	.17	.18	.18	—	—	.17	—	—
Dreyfus
Government Prime
Cash Management
Expenses paid
per $1,000†	$.80	$.80	$.80	$.80	—	—	$.75	—	—
Ending value
(after expenses)	$1,024.00	$1,024.00	$1,024.00	$1,024.00	—	—	$1,024.05	—	—
Annualized
expense ratio (%)	.16	.16	.16	.16	—	—	.15	—	—
Dreyfus Treasury &
Agency Cash
Management
Expenses paid
per $1,000†	$.55	$.55	$.60	$.60	$.60	$.60	$.60	$.60	—
Ending value
(after expenses)	$1,024.25	$1,024.25	$1,024.20	$1,024.20	$1,024.20	$1,024.20	$1,024.20	$1,024.20	—
Annualized
expense ratio (%)	.11	.11	.12	.12	.12	.12	.12	.12	—
Dreyfus
Treasury Prime
Cash Management
Expenses paid
per $1,000†	$.50	$.50	$.55	$.50	—	—	$.50	—	—
Ending value
(after expenses)	$1,024.30	$1,024.30	$1,024.25	$1,024.30	—	—	$1,024.30	—	—
Annualized
expense ratio (%)	.10	.10	.11	.10	—	—	.10	—	—

The Funds	9

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited) (continued)

Expenses and Value of a $1,000 Investment (continued)
assuming a hypothetical 5% annualized return for the six months ended July 31, 2011

	Institutional	Investor Administrative		Participant	Service	Select	Agency	Premier	Classic
Dreyfus
Municipal Cash
Management Plus
Expenses paid
per $1,000†	$1.15	$1.45	$1.40	$1.45	—	—	$1.30	—	—
Ending value
(after expenses)	$1,023.65	$1,023.36	$1,023.41	$1,023.36	—	—	$1,023.51	—	—
Annualized
expense ratio (%)	.23	.29	.28	.29	—	—	.26	—	—
Dreyfus
New York
Municipal Cash
Management
Expenses paid
per $1,000†	$1.15	$1.51	$1.45	$1.51	—	—	$1.35	—	—
Ending value
(after expenses)	$1,023.65	$1,023.31	$1,023.36	$1,023.31	—	—	$1,023.46	—	—
Annualized
expense ratio (%)	.23	.30	.29	.30	—	—	.27	—	—
Dreyfus
Tax Exempt Cash
Management
Expenses paid
per $1,000†	$1.10	$1.35	$1.35	$1.30	—	—	$1.30	—	—
Ending value
(after expenses)	$1,023.70	$1,023.46	$1,023.46	$1,023.51	—	—	$1,023.51	—	—
Annualized
expense ratio (%)	.22	.27	.27	.26	—	—	.26	—	—
Dreyfus California
AMT-Free
Municipal Cash
Management
Expenses paid
per $1,000†	$1.15	$1.61	$1.56	$1.66	—	—	$1.45	—	—
Ending value
(after expenses)	$1,023.65	$1,023.21	$1,023.26	$1,023.16	—	—	$1,023.36	—	—
Annualized
expense ratio (%)	.23	.32	.31	.33	—	—	.29	—	—
Dreyfus New York
AMT-Free
Municipal Cash
Management
Expenses paid
per $1,000†	$1.35	$1.61	$1.61	$1.61	—	—	—	—	$1.56
Ending value
(after expenses)	$1,023.46	$1,023.21	$1,023.21	$1,023.21	—	—	—	—	$1,023.26
Annualized
expense ratio (%)	.27	.32	.32	.32	—	—	—	—	.31

† Expenses are equal to each fund’s annualized epxense ratios as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

July 31, 2011 (Unaudited)

	Principal
Dreyfus Cash Management	Amount ($)		Value ($)
Negotiable Bank Certificates of Deposit—36.3%
Barclays Bank
0.60%—0.74%, 8/9/11—8/30/11	1,450,000,000	[a]	1,450,000,000
BNP Paribas (Yankee)
0.44%—0.55%, 8/1/11—11/7/11	950,000,000		950,000,000
Credit Agricole CIB (Yankee)
0.53%—0.54%, 8/3/11—9/9/11	1,060,000,000		1,060,000,000
Credit Industriel et Commercial (Yankee)
0.47%, 11/3/11	500,000,000		500,000,000
Deutsche Bank AG (Yankee)
0.23%, 9/22/11	400,000,000		400,000,000
Fortis Bank SA/NV (Yankee)
0.54%, 8/15/11	25,000,000		25,000,000
ING Bank (London)
0.26%—0.27%, 8/12/11—8/25/11	775,000,000		775,000,000
Lloyds TSB Bank (London)
0.40%, 11/25/11	500,000,000		500,000,000
Natixis New York (Yankee)
0.47%—0.55%, 10/3/11—11/9/11	1,000,000,000		1,000,000,000
Rabobank Nederland (Yankee)
0.37%, 5/29/12—5/31/12	200,000,000		199,991,615
Royal Bank of Canada
0.28%, 8/1/11	400,000,000	[a]	400,000,000
Royal Bank of Scotland PLC (Yankee)
0.38%—0.51%, 8/8/11—11/3/11	775,000,000		775,000,000
Societe Generale (Yankee)
0.38%—0.40%, 10/18/11—12/7/11	500,000,000		500,000,000
UBS (Yankee)
0.22%—0.43%, 8/12/11—9/26/11	1,000,000,000		1,000,000,000
Westpac Banking Corp.
0.28%, 8/16/11	250,000,000	[a,b]	250,000,000
Total Negotiable Bank Certificates of Deposit
(cost $9,784,991,615)			9,784,991,615

Commercial Paper—16.9%
Bank of Nova Scotia
0.05%, 8/1/11	1,200,000,000		1,200,000,000
Caisse Damort De La Dette Sociale
0.24%, 11/10/11	1,000,000,000		999,340,694
Deutsche Bank Financial LLC
0.10%, 8/1/11	850,000,000		850,000,000
General Electric Capital Corp.
0.30%, 9/7/11—9/8/11	200,000,000		199,937,500
General Electric Co.
0.07%, 8/1/11	200,000,000		200,000,000
Rabobank USA Financial Corp.
0.31%, 10/4/11—10/7/11	296,850,000		296,679,944
RBS Holdings USA
0.38%, 12/8/11	100,000,000		99,863,833

The Funds	11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Principal
	Dreyfus Cash Management (continued)	Amount ($)		Value ($)

	Commercial Paper (continued)
	Societe Generale N.A. Inc.
	0.40%, 11/10/11	500,000,000		499,438,889
	Westpac Securities NZ Ltd.
	0.31%, 11/10/11	200,000,000	[b]	199,826,056
	Total Commercial Paper
	(cost $4,545,086,916)			4,545,086,916

Asset	-Backed Commercial Paper—1.6%
	Antalis U.S. Funding Corp.
	0.26%, 9/8/11	39,380,000	[b]	39,369,192
	Argento Variable Funding LLC
	0.38%, 12/9/11	200,000,000	[b]	199,725,556
	Argento Variable Funding Ltd.
	0.47%, 8/22/11	200,000,000	[b]	199,945,750
	Total Asset-Backed Commercial Paper
	(cost $439,040,498)			439,040,498

	Corporate Note—1.9%
	Merrill Lynch & Co. Inc.
	0.21%, 8/1/11
	(cost $500,000,000)	500,000,000		500,000,000

	Time Deposits—3.0%
	National Australia Bank (Grand Cayman)
	0.03%, 8/1/11	500,000,000		500,000,000
	Royal Bank of Canada (Grand Cayman)
	0.08%, 8/1/11	300,000,000		300,000,000
	Total Time Deposits
	(cost $800,000,000)			800,000,000

	U.S. Government Agencies—8.3%
	Federal Home Loan Bank
	0.02%-0.30%, 8/1/11-9/14/11	1,170,000,000	[a]	1,169,850,577
	Federal Home Loan Mortgage Corp.
	0.30%, 8/1/11	500,000,000	[a,c]	499,781,505
	Federal National Mortgage Association
	0.15%-0.30%, 8/1/11—8/23/11	500,000,000	[a,c]	499,909,801
	Straight-A Funding LLC
	0.16%, 9/6/11	68,489,000	[b]	68,478,042
	Total U.S. Government Agencies
	(cost $2,238,019,925)			2,238,019,925

	U.S. Treasury Bills—16.6%
	0.001%—0.03%, 8/11/11—10/20/11
	(cost $4,454,856,129)	4,455,000,000		4,454,856,129

	Principal
Dreyfus Cash Management (continued)	Amount ($)	Value ($)

Repurchase Agreements—6.7%
Barclays Capital, Inc.
0.13%, dated 7/29/11, due 8/1/11 in the amount of $210,002,275
(fully collateralized by $211,615,700 U.S. Treasury Notes, 1.13%,
due 12/15/12, value $214,200,048)	210,000,000	210,000,000
Deutsche Bank Securities Inc.
0.18%, dated 7/29/11, due 8/1/11 in the amount of $1,000,015,000
(fully collateralized by $353,060,900 U.S. Treasury Bills, due 8/25/11-10/27/11,
value $353,019,496 and $651,385,900 U.S. Treasury Notes, 0.50%-3.88%,
due 5/31/12-12/31/14, value $666,980,572)	1,000,000,000	1,000,000,000
Goldman, Sachs & Co.
0.08%, dated 7/29/11, due 8/1/11 in the amount of $200,001,333
(fully collateralized by $191,490,600 U.S. Treasury Notes, 0.63%-4.88%,
due 2/15/12-2/15/18, value $204,000,043)	200,000,000	200,000,000
HSBC USA Inc.
0.23%, dated 7/29/11, due 8/1/11 in the amount of $250,004,792
(fully collateralized by $232,235,440 Corporate Bonds, 3.13%-9.50%,
due 12/1/11-10/1/40, value $257,503,271)	250,000,000	250,000,000
RBC Capital Markets
0.235%, dated 7/29/11, due 8/1/11 in the amount of $140,002,742
(fully collateralized by $137,693,003 Corporate Bonds, 0%-12.63%,
due 6/1/12-11/6/33, value $147,000,000)	140,000,000	140,000,000
Total Repurchase Agreements
(cost $1,800,000,000)		1,800,000,000

Total Investments (cost $24,561,995,083)	91.3%	24,561,995,083

Cash and Receivables (Net)	8.7%	2,330,589,013

Net Assets	100.0%	26,892,584,096

a Variable rate security—interest rate subject to periodic change.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At July 31, 2011, these securities amounted to $957,344,596 or 3.6% of net assets.
c The Federal Housing Finance Agency (“FHFA”) placed Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the
conservator.As such, the FHFA oversees the continuing affairs of these companies.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Banking	52.9	Asset-Backed/Multi-Seller Programs	.8
U.S. Government/Agencies	24.9	Asset-Backed/Banking	.7
Repurchase Agreements	6.7	Asset-Backed/Special Purpose Entity	.1
Finance	5.2		91.3

† Based on net assets.
See notes to financial statements.

The Funds	13

STATEMENT OF INVESTMENTS

July 31, 2011 (Unaudited)

	Principal
Dreyfus Cash Management Plus, Inc.	Amount ($)		Value ($)
Negotiable Bank Certificates of Deposit—35.8%
Barclays Bank
0.49%—0.59%, 8/1/11—8/25/11	291,000,000	[a]	291,000,000
Credit Agricole CIB (Yankee)
0.43%, 10/28/11	75,000,000		75,000,000
Deutsche Bank AG (Yankee)
0.23%, 9/22/11	150,000,000		150,000,000
DZ Bank AG (Yankee)
0.32%, 12/16/11	200,000,000		200,000,000
Fortis Bank SA/NV (Yankee)
0.31%, 8/1/11	100,000,000		100,000,000
ING Bank (London)
0.26%—0.27%, 8/9/11—8/25/11	250,000,000		250,000,000
Lloyds TSB Bank (London)
0.40%, 11/25/11	100,000,000		100,000,000
Natixis New York (Yankee)
0.47%—0.60%, 9/7/11—10/26/11	275,000,000		275,000,000
Royal Bank of Scotland PLC (Yankee)
0.51%, 9/6/11	65,000,000		65,000,000
Societe Generale (Yankee)
0.40%, 10/18/11	75,000,000		75,000,000
UBS (Yankee)
0.43%, 8/12/11	200,000,000		200,000,000
Westpac Banking Corp. (Yankee)
0.30%, 11/18/11	250,000,000	[b]	250,000,000
Total Negotiable Bank Certificates of Deposit
(cost $2,031,000,000)			2,031,000,000

Commercial Paper—14.4%
Bank of Nova Scotia
0.05%, 8/1/11	250,000,000		250,000,000
Caisse Damort De La Dette Sociale
0.24%, 11/10/11	275,000,000		274,818,691
Nationwide Building Society
0.50%, 9/8/11	92,000,000	[b]	91,951,444
Societe Generale N.A. Inc.
0.40%, 11/10/11	200,000,000		199,775,556
Total Commercial Paper
(cost $816,545,691)			816,545,691

		Principal
	Dreyfus Cash Management Plus, Inc. (continued)	Amount ($)		Value ($)

Asset	-Backed Commercial Paper—1.9%
	LMA Americas LLC
	0.23%, 8/2/11
	(cost $110,599,293)	110,600,000	[b]	110,599,293

	Corporate Note—4.4%
	Merrill Lynch & Co. Inc.
	0.21%, 8/1/11
	(cost $250,000,000)	250,000,000		250,000,000

	Time Deposit—4.4%
	National Australia Bank (Grand Cayman)
	0.03%, 8/1/11
	(cost $250,000,000)	250,000,000		250,000,000

	U.S. Government Agencies—9.3%
	Federal Home Loan Bank
	0.01%, 8/10/11	97,100,000		97,099,757
	Federal Home Loan Mortgage Corp.
	0.30%, 8/1/11	200,000,000	[a,c]	199,912,602
	Federal National Mortgage Association
	0.02%-0.30%, 8/1/11-9/8/11	230,000,000	[a,c]	229,970,705
	Total U.S. Government Agencies
	(cost $526,983,064)			526,983,064

	U.S. Treasury Bills—14.7%
	0.01%—0.02%, 9/29/11—10/13/11
	(cost $834,976,496)	835,000,000		834,976,496

	Repurchase Agreements—15.1%
	Barclays Capital, Inc.
	0.13%, dated 7/29/11, due 8/1/11 in
	the amount of $358,003,878 (fully collateralized
by $	119,329,000 U.S. Treasury Bonds, 5.25%,
	due 2/15/29, value $143,534,593 and
	$219,027,300 U.S. Treasury Notes, 1.38%,
	due 5/15/12, value $221,625,470)	358,000,000		358,000,000

The Funds	15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Dreyfus Cash Management Plus, Inc. (continued)	Amount ($)	Value ($)

Repurchase Agreements (continued)
Deutsche Bank Securities Inc.
0.18%, dated 7/29/11, due 8/1/11 in the amount of $250,003,750
(fully collateralized by $140,902,300 U.S. Treasury Bills, due 1/12/12,
value $140,823,395 and $113,619,400 U.S. Treasury Notes, 1%,
due 7/31/11, value $114,176,675)	250,000,000	250,000,000
RBC Capital Markets
0.235%, dated 7/29/11, due 8/1/11 in the amount of $250,004,896
(fully collateralized by $1,408,826,878 Corporate Bonds, 0%-13.24%,
due 8/15/11-12/31/99, value $259,500,000)	250,000,000	250,000,000
Total Repurchase Agreements
(cost $858,000,000)		858,000,000

Total Investments (cost $5,678,104,544)	100.0%	5,678,104,544

Cash and Receivables (Net)	.0%	4,276

Net Assets	100.0%	5,678,108,820

a	Variable rate security—interest rate subject to periodic change.
b

Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At July 31, 2011, these securities amounted to $452,550,737 or 8.0% of net assets.

c

The Federal Housing Finance Agency (“FHFA”) placed Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator.As such, the FHFA oversees the continuing affairs of these companies.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Banking	54.2	Finance	4.8
U.S. Government/Agencies	24.0	Asset-Backed/Banking	1.9
Repurchase Agreements	15.1		100.0

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS

July 31, 2011 (Unaudited)

	Annualized
	Yield on
	Date of	Principal
Dreyfus Government Cash Management	Purchase (%)	Amount ($)	Value ($)

U.S. Government Agencies—67.1%
Federal Farm Credit Bank:
9/14/11	0.24	150,000,000	149,956,000
10/3/11	0.24	10,700,000	10,760,166
11/1/11	0.25	85,000,000	84,999,356
11/4/11	0.40	25,000,000[a]	24,988,829
2/6/12	0.44	80,000,000[a]	79,961,754
3/29/12	0.35	50,000,000[a]	49,993,325
Federal Home Loan Bank:
8/1/11	0.19	180,000,000[a]	180,000,000
8/1/11	0.26	400,000,000[a]	399,857,176
8/12/11	0.07	109,350,000	109,347,661
8/16/11	0.07	210,855,000	210,849,289
8/17/11	0.10	374,000,000	373,983,120
8/17/11	0.30	500,000,000[a]	499,995,571
8/19/11	0.06	150,000,000	149,995,500
8/24/11	0.04	475,201,000	475,188,008
8/25/11	0.16	250,000,000	249,973,333
8/26/11	0.02	123,735,000	123,733,281
8/31/11	0.03	867,000,000	866,981,938
9/7/11	0.02	148,000,000	147,996,958
9/9/11	0.09	115,900,000	115,889,328
9/14/11	0.09	367,000,000	366,960,651
9/16/11	0.08	83,000,000	82,991,516
9/21/11	0.04	50,000,000	49,997,167
9/23/11	0.04	341,726,000	341,705,876
9/29/11	0.26	200,000,000	200,012,023
9/30/11	0.29	250,000,000[a]	250,000,000
10/7/11	0.05	460,000,000	459,961,475
10/21/11	0.22	200,000,000	200,003,697
11/15/11	0.31	50,000,000	49,990,719
11/17/11	0.30	250,000,000	249,967,452
11/23/11	0.13	302,705,000	302,580,386
11/23/11	0.30	75,000,000	74,989,693
11/29/11	0.32	37,930,000	37,989,236
11/30/11	0.13	369,300,000	369,137,434
1/4/12	0.11	306,500,000	306,360,543
6/20/12	0.25	76,445,000	77,534,547
Federal Home Loan Mortgage Corp.:
8/19/11	0.23	305,810,000[a,b]	305,776,807
8/24/11	0.15	190,000,000[b]	189,981,488
9/12/11	0.16	112,000,000[b]	111,979,747
9/14/11	0.24	400,000,000[b]	399,883,583
9/23/11	0.16	100,000,000[b]	99,976,445
9/29/11	0.24	250,000,000[b]	249,901,667
10/31/11	0.12	427,778,000[b]	427,648,241
11/28/11	0.13	244,493,000[b]	244,387,936
12/13/11	0.18	250,000,000[b]	249,832,500

The Funds	17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Annualized
	Yield on
	Date of	Principal
Dreyfus Government Cash Management (continued)	Purchase (%)	Amount ($)	Value ($)

U.S. Government Agencies (continued)
Federal National Mortgage Association:
8/1/11	0.21	500,000,000[b]	500,000,000
8/1/11	0.27	287,445,000[a,b]	287,574,811
8/1/11	0.30	601,485,000[a,b]	601,323,305
8/17/11	0.17	36,581,000[b]	36,578,317
8/22/11	0.11	200,000,000[b]	199,987,167
8/29/11	0.10	500,000,000[b]	499,961,111
9/6/11	0.25	250,000,000[b]	249,937,500
10/26/11	0.12	238,500,000[b]	238,431,630
11/15/11	0.25	72,242,000[b]	73,311,476
11/23/11	0.13	180,000,000[b]	179,925,900
11/23/11	0.26	100,000,000[b]	100,226,523
11/30/11	0.13	50,000,000[b]	49,977,481
Straight-A Funding LLC:
8/1/11	0.19	168,819,000[c]	168,819,000
8/8/11	0.17	71,352,000[c]	71,349,641
8/17/11	0.17	90,000,000[c]	89,993,200
8/22/11	0.16	40,000,000[c]	39,996,267
8/22/11	0.16	195,000,000[c]	194,981,800
9/21/11	0.16	25,000,000[c]	24,994,333
Total U.S. Government Agencies
(cost $13,611,370,884)			13,611,370,884

U.S. Treasury Bills—1.5%
8/25/11	0.001	200,000,000	199,999,333
9/1/11	0.001	104,000,000	103,999,552
Total U.S. Treasury Bills
(cost $303,998,885)			303,998,885

U.S. Treasury Notes—5.6%
8/1/11	0.23	281,000,000	281,000,000
8/31/11	0.21	204,000,000	204,732,666
9/30/11	0.26	250,000,000	250,299,472
11/30/11	0.25	100,000,000	101,400,912
1/17/12	0.07	150,000,000	150,717,321
2/29/12	0.27	100,000,000	100,341,350
6/15/12	0.22	50,000,000	50,716,425
Total U.S. Treasury Notes
(cost $1,139,208,146)			1,139,208,146

Repurchase Agreements—25.6%
Barclays Capital, Inc.
dated 7/29/11, due 8/1/11 in the amount of $109,001,181 (fully collateralized by $73,260,000 U.S. Treasury Bonds, 6.75%, due 8/15/26, value $102,000,045
and $9,118,900 U.S. Treasury Notes, 0.63%, due 2/28/13, value $9,180,038)	0.13	109,000,000	109,000,000
BNP Paribas
dated 7/29/11, due 8/1/11 in the amount of $100,001,167 (fully collateralized by $51,799,300 U.S. Treasury Inflation Protected Securities, 3.88%,
due 4/15/29, value $102,000,053)	0.14	100,000,000	100,000,000

	Annualized
	Yield on
	Date of	Principal
Dreyfus Government Cash Management (continued)	Purchase (%)	Amount ($)	Value ($)

Repurchase Agreements (continued)
Citigroup Global Markets Holdings Inc. dated 7/29/11, due 8/1/11 in the amount of
$150,002,250 (fully collateralized by $102,925,000 Federal Agricultural
Mortgage Corp., 0%-5%, due 10/3/11-7/27/26, value $104,029,037 and
$48,972,000 Federal Home Loan Bank, 0%, due 8/12/11, value $48,971,021)	0.18	150,000,000	150,000,000
Credit Agricole Securities (USA) Inc. dated 7/29/11, due 8/1/11 in the amount of
$350,004,083 (fully collateralized by $139,443,000 U.S. Treasury Inflation
Protected Securities, 3.38%, due 4/15/32, value $246,694,935 and $108,973,000
U.S. Treasury Notes, 1.38%, due 4/15/12, value $110,305,159)	0.14	350,000,000	350,000,000
Credit Agricole Securities (USA) Inc.
dated 7/29/11, due 8/1/11 in the amount of $480,006,400
(fully collateralized by $101,053,000 Federal Home Loan Mortgage Corp.,
4.38%, due 7/17/15, value $113,147,865, $200,000,000 Federal National
Mortgage Association, 4.63%, due 10/15/14, value $225,660,223 and
$148,970,800 U.S. Treasury Notes, 1.38%, due 4/15/12, value $150,791,919)	0.16	480,000,000	480,000,000
Credit Suisse Securities LLC
dated 7/29/11, due 8/1/11 in the amount of $325,003,792 (fully collateralized by
$603,572,000 U.S. Treasury Strips, due 2/15/15-8/15/40, value $331,501,155)	0.14	325,000,000	325,000,000
Deutsche Bank Securities Inc.
dated 7/29/11, due 8/1/11 in the amount of $350,005,250 (fully collateralized by $60,640,000 Federal Home Loan Bank, 0.35%-1.50%, due 12/19/11-8/25/14,
value $60,783,451, $69,513,000 Federal Home Loan Mortgage Corp., 2.13%-5.25%,
due 3/23/12-4/18/16, value $76,034,873 and $249,824,000 Federal National
Mortgage Association, 1.69%-6.21%, due 2/21/13-1/22/37, value $220,184,559)	0.18	350,000,000	350,000,000
HSBC USA Inc.
dated 7/29/11, due 8/1/11 in the amount of $50,000,625 (fully collateralized by
$187,305,000 U.S. Treasury Strips, due 11/15/39, value $51,001,277)	0.15	50,000,000	50,000,000
HSBC USA Inc.
dated 7/29/11, due 8/1/11 in the amount of $130,001,733
(fully collateralized by $131,871,000 U.S. Treasury Notes,
0.38%-0.63%, due 9/30/12-2/28/13, value $132,602,891)	0.16	130,000,000	130,000,000
JPMorgan Chase & Co.
dated 7/29/11, due 8/1/11 in the amount of $750,011,875 (fully collateralized by $1,393,563,802 Federal Home Loan Mortgage Corp., 3%-9.50%,
due 11/1/11-8/1/47, value $748,786,495 and $17,001,909 Federal
National Mortgage Association, 3.50%, due 2/1/41, value $16,213,895)	0.19	750,000,000	750,000,000
Merrill Lynch & Co. Inc.
dated 7/29/11, due 8/1/11 in the amount of $500,005,833 (fully collateralized by
$1,146,200 U.S. Treasury Inflation Protected Securities, 2.38%, due 1/15/25, value
$184,552,800 U.S. Treasury Notes, 0.63%, due 1/31/13, value $1,634,160, $185,879,821
and $782,602,943 U.S. Treasury Strips, due 2/15/21-2/15/40, value $322,486,027)	0.14	500,000,000	500,000,000
Morgan Stanley
dated 7/29/11, due 8/1/11 in the amount of $475,005,938 (fully collateralized
by $952,589,719 U.S. Treasury Strips, due 8/15/11-5/15/41, value $484,500,000)	0.15	475,000,000	475,000,000
RBC Capital Markets
dated 7/29/11, due 8/1/11 in the amount of $250,002,708
(fully collateralized by $239,885,700 U.S. Treasury Notes,
0.75%-4.50%, due 3/31/13-6/30/16, value $255,000,066)	0.13	250,000,000	250,000,000
RBS Securities, Inc.
dated 7/29/11, due 8/1/11 in the amount of $50,000,708 (fully collateralized
by $49,950,000 U.S. Treasury Bonds, 3.13%, due 5/15/21, value $51,001,893)	0.17	50,000,000	50,000,000

The Funds	19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Annualized
		Yield on
		Date of	Principal
	Dreyfus Government Cash Management (continued)	Purchase (%)	Amount ($)	Value ($)

	Repurchase Agreements (continued)
	Societe Generale
	dated 7/29/11, due 8/1/11 in the amount of $250,003,542 (fully collateralized
by $	50,000,000 Federal Agricultural Mortgage Corp., 3%, due 1/22/14,
	value $52,190,167, $14,500,000 Federal Home Loan Bank, 0.63%-0.75%,
	due 1/28/15-6/9/15, value $14,509,526 and $186,707,000 Federal National
	Mortgage Association, 0%-2.38%, due 10/12/11-7/27/16, value $188,300,925)	0.17	250,000,000	250,000,000
	TD Securities (USA) LLC
	dated 7/29/11, due 8/1/11 in the amount of $375,004,688 (fully collateralized by
	$52,396,700 U.S. Treasury Bills, due 8/11/11-7/26/12, value $52,362,991,
	$18,230,800 U.S. Treasury Bonds, 3.88%-11.25%, due 2/15/15-8/15/40,
	value $24,306,318, $25,907,000 U.S. Treasury Inflation Protected Securities,
	0.50%-2.38%, due 4/15/12-2/15/41, value $31,043,480, $260,799,600
	U.S. Treasury Notes, 0.38%-5.13%, due 8/15/11-5/15/21, value $270,607,750
and $	8,985,000 U.S. Treasury Strips, due 5/15/28-2/15/41, value $4,179,562)	0.15	375,000,000	375,000,000
	UBS Securities LLC
	dated 7/29/11, due 8/1/11 in the amount of $500,009,167 (fully collataralized by
	$2,226,000 Federal Agricultural Mortgage Corp., 0%-3.75%, due 8/1/11-5/17/17,
	value $2,227,531, $71,900,000 Federal Farm Credit Bank, 0%-5.05%, due
	11/22/11-1/20/17, value $71,932,731, $53,515,000 Federal Home Loan Bank,
	0%-5%, due 8/1/11-7/27/22, value $53,610,586, $120,715,000 Federal Home Loan
	Mortgage Corp., 0%-3.75%, due 8/19/11-7/15/32, value $89,226,749, $121,900,000
	Federal National Mortgage Association, 0%-6.03%, due 8/11/11-7/15/33,
	value $98,390,744, $1,910,000 Financing Corp., 0%-10.70%, due 11/30/11-8/3/18,
	value $2,282,928, $207,223,000 Resolution Funding Corp., 0%-9.38%,
	due 10/15/11-4/15/30, value $158,731,023, $1,000,000 Student Loan Marketing
	Association, 0%, due 10/3/22, value $618,900 and $44,088,000 Tennessee Valley
	Authority, 0%-6.25%, due 4/15/12-7/15/37, value $32,978,938)	0.22	500,000,000	500,000,000
	Total Repurchase Agreements
	(cost $5,194,000,000)			5,194,000,000

	Total Investments (cost $20,248,577,915)		99.8%	20,248,577,915

	Cash and Receivables (Net)		.2%	32,952,110

	Net Assets		100.0%	20,281,530,025

a Variable rate security—interest rate subject to periodic change.
b The Federal Housing Finance Agency (“FHFA”) placed Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the
conservator.As such, the FHFA oversees the continuing affairs of these companies.
c Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At July 31,2011, these securities amounted to $590,134,241 or 2.9% of net assets.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Federal Home Loan Bank	36.1	Straight-A Funding LLC	2.9
Repurchase Agreements	25.6	Federal Farm Credit Bank	2.0
Federal National Mortgage Association	14.9	U.S. Treasury Bills	1.5
Federal Home Loan Mortgage Corp	11.2
U.S. Treasury Notes	5.6		99.8

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
July 31, 2011 (Unaudited)

	Annualized
	Yield on
	Date of	Principal
Dreyfus Government Prime Cash Management	Purchase (%)	Amount ($)	Value ($)

U.S. Government Agencies—72.2%
Federal Farm Credit Bank:
8/1/11	0.01	10,000,000	10,000,000
8/23/11	0.18	100,000,000[a]	99,983,239
8/23/11	0.20	74,500,000[a]	74,485,321
8/26/11	0.03	3,000,000	2,999,948
9/23/11	0.05	2,917,000	2,929,868
10/3/11	0.07	1,380,000	1,388,094
10/18/11	0.13	25,000,000	24,992,958
10/19/11	0.13	25,000,000	24,992,868
2/6/12	0.44	75,000,000[a]	74,964,144
5/24/12	0.31	50,000,000[a]	49,995,874
7/25/12	0.33	225,000,000[a]	224,955,233
8/17/12	0.32	82,500,000[a]	82,569,668
Federal Home Loan Bank:
8/1/11	0.001	45,000,000	45,000,000
8/3/11	0.09	25,997,000	25,996,877
8/17/11	0.02	98,000,000	97,999,129
8/19/11	0.04	5,445,000	5,459,192
8/19/11	0.06	50,000,000	49,998,500
8/24/11	0.07	322,900,000	322,885,336
9/1/11	0.01	263,651,000	263,648,730
9/7/11	0.07	450,000,000	449,967,111
9/9/11	0.05	2,290,000	2,298,894
9/9/11	0.05	5,075,000	5,098,041
9/12/11	0.01	175,200,000	175,197,956
9/14/11	0.09	125,000,000	124,987,014
9/16/11	0.08	74,000,000	73,992,908
9/21/11	0.07	120,000,000	119,988,950
10/19/11	0.14	125,000,000	124,961,597
10/24/11	0.09	25,000,000	24,994,750
11/2/11	0.09	200,000,000	199,952,208
11/25/11	0.12	76,983,000	76,953,977
Total U.S. Government Agencies
(cost $2,863,638,385)			2,863,638,385

U.S. Treasury Bills—11.8%
8/25/11	0.01	214,000,000	213,998,893
9/8/11	0.15	150,000,000	149,976,250
9/29/11	0.03	87,526,000	87,521,742
10/13/11	0.05	18,000,000	17,998,175
Total U.S. Treasury Bills
(cost $469,495,060)			469,495,060

The Funds	21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Annualized
	Yield on
	Date of	Principal
Dreyfus Government Prime Cash Management (continued)	Purchase (%)	Amount ($)	Value ($)

U.S. Treasury Notes—15.7%
8/1/11	0.20	125,000,000	125,000,000
8/1/11	0.24	150,000,000	150,000,000
9/30/11	0.15	75,000,000	75,104,121
11/30/11	0.13	219,000,000	222,159,940
6/15/12	0.22	50,000,000	50,716,425
Total U.S. Treasury Notes
(cost $622,980,486)			622,980,486

Total Investments (cost $3,956,113,931)		99.7%	3,956,113,931

Cash and Receivables (Net)		.3%	13,414,754

Net Assets		100.0%	3,969,528,685

a	Variable rate security—interest rate subject to periodic change.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Federal Home Loan Bank	55.2	U.S. Treasury Bills	11.8
Federal Farm Credit Bank	17.0
U.S. Treasury Notes	15.7		99.7

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
July 31, 2011 (Unaudited)

	Annualized
	Yield on
	Date of	Principal
Dreyfus Treasury & Agency Cash Management	Purchase (%)	Amount ($)	Value ($)
U.S. Treasury Bills—16.3%
8/11/11	0.00	325,000,000	324,999,653
8/25/11	0.01	830,000,000	829,994,467
9/22/11	0.001	19,000,000	18,999,972
9/29/11	0.005	77,000,000	76,999,369
10/13/11	0.03	300,000,000	299,984,792
10/20/11	0.02	692,000,000	691,976,933
Total U.S. Treasury Bills
(cost $2,242,955,186)			2,242,955,186

U.S. Treasury Notes—32.3%
8/1/11	0.28	550,000,000	550,000,000
8/31/11	0.06	200,000,000	200,153,750
9/30/11	0.08	400,000,000	400,599,017
9/30/11	0.08	100,000,000	100,723,866
10/31/11	0.24	300,000,000	300,562,352
10/31/11	0.25	250,000,000	252,723,592
11/30/11	0.25	225,000,000	225,366,042
11/30/11	0.27	500,000,000	506,963,157
1/3/12	0.06	130,000,000	132,452,867
1/3/12	0.21	50,000,000	50,162,031
1/17/12	0.22	100,000,000	100,407,379
1/31/12	0.19	190,000,000	194,423,582
2/15/12	0.26	275,000,000	281,914,244
2/29/12	0.17	100,000,000	102,561,036
3/15/12	0.29	150,000,000	150,993,839
4/30/12	0.19	250,000,000	251,493,810
5/15/12	0.22	500,000,000	504,493,634
6/15/12	0.22	150,000,000	152,149,276
Total U.S. Treasury Notes
(cost $4,458,143,474)			4,458,143,474

U.S. Treasury Strips—.5%
8/1/11
(cost $62,193,000)	0.27	62,193,000	62,193,000

Repurchase Agreements—50.6%
Barclays Capital, Inc.
dated 7/29/11, due 8/1/11 in the amount of $163,001,766
(fully collateralized by $115,415,100 U.S. Treasury Bonds,
7.63%, due 11/15/22, value $166,260,078)	0.13	163,000,000	163,000,000

The Funds	23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Annualized
	Yield on
	Date of	Principal
Dreyfus Treasury & Agency Cash Management (continued)	Purchase (%)	Amount ($)	Value ($)

Repurchase Agreements (continued)
BNP Paribas
dated 7/29/11, due 8/1/11 in the amount of $1,050,012,250
(fully collateralized by $988,876,700 U.S. Treasury Notes,
2.38%-4.25%, due 2/28/13-2/15/20, value $1,071,000,077)	0.14	1,050,000,000	1,050,000,000
Credit Agricole Securities (USA) Inc.
dated 7/29/11, due 8/1/11 in the amount of $500,005,833 (fully collateralized by $237,281,300 U.S. Treasuty Inflation Protected Securities, 3.38%,
due 4/15/32, value $419,785,109 and $89,345,900 U.S. Treasury Notes,
0.75%, due 8/15/13, value $90,215,038)	0.14	500,000,000	500,000,000
Credit Suisse Securities LLC
dated 7/29/11, due 8/1/11 in the amount of $175,002,042
(fully collateralized by $597,406,000 U.S. Treasury Strips,
due 2/15/36-11/15/39, value $178,500,530)	0.14	175,000,000	175,000,000
Credit Suisse Securities LLC
dated 7/29/11, due 8/1/11 in the amount of $500,006,250
(fully collateralized by $472,598,858 Government National
Mortgage Association, 4.50%-5%, due 6/20/41, value $510,000,713)	0.15	500,000,000	500,000,000
Deutsche Bank Securities Inc.
dated 7/29/11, due 8/1/11 in the amount of $500,005,833
(fully collateralized by $214,546,700 U.S. Treasury Bonds, 4.50%, due 2/15/36, value $230,686,349 and $261,353,400 U.S. Treasury
Notes, 3.38%-3.50%, due 11/15/19-5/15/20, value $279,313,724)	0.14	500,000,000	500,000,000
Deutsche Bank Securities Inc.
dated 7/29/11, due 8/1/11 in the amount of $450,006,000
(fully collateralized by $600,980,710 Government National Mortgage
Association, 4.50%-6%, due 4/20/35-6/15/41, value $459,000,001)	0.16	450,000,000	450,000,000
HSBC USA Inc.
dated 7/29/11, due 8/1/11 in the amount of $740,009,250
(fully collateralized by $924,702,446 U.S. Treasury Strips,
due 8/15/12-5/15/22, value $754,800,903)	0.15	740,000,000	740,000,000
JPMorgan Chase & Co.
dated 7/29/11, due 8/1/11 the amount of $64,000,693
(fully collateralized by $63,361,600 U.S. Treasury Notes,
1.38%-2.75%, due 10/15/12-2/28/18, value $65,283,361)	0.13	64,000,000	64,000,000
JPMorgan Chase & Co.
dated 7/29/11, due 8/1/11 in the amount of $200,002,333
(fully collateralized by $204,705,000 Government National
Mortgage Association, 4%, due 10/20/40, value $204,002,604)	0.14	200,000,000	200,000,000
Merrill Lynch & Co. Inc.
dated 7/29/11, due 8/1/11 in the amount of $140,001,750
(fully collateralized by $242,185,096 Government National Mortgage
Association, 0.83%-5.85%, due 7/20/34-7/20/61, value $142,800,001)	0.15	140,000,000	140,000,000

	Annualized
	Yield on
	Date of	Principal
Dreyfus Treasury & Agency Cash Management (continued)	Purchase (%)	Amount ($)	Value ($)

Repurchase Agreements (continued)
RBC Capital Markets
dated 7/29/11, due 8/1/11 in the amount of $400,004,333
(fully collateralized by $92,142,000 U.S. Treasury Bills, due 8/4/11-1/26/12,
value $92,108,423, $35,120,000 U.S. Treasury Bonds, 4.75%, due 2/15/37,
value $39,113,472 and $272,255,200 U.S. Treasury Notes, 0.63%-2.38%,
due 1/31/12-11/30/15, value $276,778,117)	0.13	400,000,000	400,000,000
RBS Securities, Inc.
dated 7/29/11, due 8/1/11 in the amount of $350,004,375
(fully collateralized by $343,100,000 U.S. Treasury Notes, 2%,
due 1/31/16, value $357,002,273)	0.15	350,000,000	350,000,000
Societe Generale
dated 7/29/11, due 8/1/11 in the amount of $350,004,958 (fully collateralized by $11,633,796,246 Government National Mortgage
Association, 1.75%-8.50%, due 3/15/12-11/15/40, value $357,000,001)	0.17	350,000,000	350,000,000
TD Securities (USA) LLC
dated 7/29/11, due 8/1/11 in the amount of $1,400,017,500 (fully collateralized by $378,620,100 U.S. Treasury Bills, due 8/18/11-12/8/11, value $378,530,143,
$335,060,400 U.S. Treasury Bonds, 5.25%-8.88%, due 2/15/19-11/15/28,
value $459,394,456 and $558,598,170 U.S. Treasury Notes, 1.13%-4.50%,
due 9/30/11-8/15/15, value $590,075,407)	0.15	1,400,000,000	1,400,000,000
Total Repurchase Agreements
(cost $6,982,000,000)			6,982,000,000

Total Investments (cost $13,745,291,660)		99.7%	13,745,291,660

Cash and Receivables (Net)		.3%	38,909,484

Net Assets		100.0%	13,784,201,144

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Repurchase Agreements	50.6	U.S. Treasury Strips	.5
U.S. Treasury Notes	32.3
U.S. Treasury Bills	16.3		99.7

† Based on net assets.
See notes to financial statements.

The Funds	25

STATEMENT OF INVESTMENTS
July 31, 2011 (Unaudited)

		Annualized
		Yield on
		Date of	Principal
Dreyfus Treasury Prime Cash Management		Purchase (%)	Amount ($)	Value ($)
U.S. Treasury Bills—49.4%
8/18/11		0.01	940,128,000	940,125,780
8/25/11		0.04	2,637,107,000	2,637,032,079
9/1/11		0.05	752,000,000	751,966,193
9/8/11		0.03	790,000,000	789,971,236
9/15/11		0.04	4,000,000	3,999,825
9/22/11		0.03	713,000,000	712,965,521
9/29/11		0.02	859,000,000	858,974,204
10/13/11		0.03	460,000,000	459,973,081
11/25/11		0.10	400,000,000	399,877,556
12/8/11		0.10	240,000,000	239,911,850
12/15/11		0.11	350,000,000	349,861,167
12/22/11		0.10	150,000,000	149,940,417
1/5/12		0.09	490,000,000	489,805,494
1/12/12		0.07	990,000,000	989,704,003
Total U.S. Treasury Bills
(cost $9,774,108,406)				9,774,108,406

U.S. Treasury Notes—23.8%
8/1/11		0.04	776,000,000	776,000,000
8/1/11		0.07	400,000,000	400,000,000
8/31/11		0.06	117,000,000	117,435,440
8/31/11		0.07	350,000,000	350,264,394
9/30/11		0.07	1,310,000,000	1,311,998,752
9/30/11		0.13	656,000,000	660,694,806
10/31/11		0.07	376,000,000	376,862,318
11/30/11		0.08	150,000,000	150,333,765
11/30/11		0.09	192,000,000	194,793,993
12/15/11		0.11	44,000,000	44,165,564
1/3/12		0.12	114,000,000	116,121,292
1/17/12		0.12	200,000,000	200,904,001
Total U.S. Treasury Notes
(cost $4,699,574,325)				4,699,574,325
Total Investments (cost $14,473,682,731)			73.2%	14,473,682,731
Cash and Receivables (Net)			26.8%	5,312,157,794
Net Assets			100.0%	19,785,840,525

Portfolio Summary (Unaudited)†
	Value (%)			Value (%)
U.S. Treasury Bills	49.4	U.S. Treasury Notes		23.8
				73.2

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
July 31, 2011 (Unaudited)

	Coupon	Maturity	Principal
Dreyfus Municipal Cash Management Plus	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments—100.7%
Arizona—1.8%
JPMorgan Chase Putters and Drivers Trust (Salt River Project
Agricultural Improvement and Power District, Salt River Project
Electric System Revenue) (Liquidity Facility; JPMorgan Chase Bank)	0.12	8/7/11	8,500,000 [a,b,c]		8,500,000
Maricopa County Industrial Development Authority, MFHR
(San Clemente Apartments Project) (Liquidity
Facility; FNMA and LOC; FNMA)	0.21	8/7/11	1,010,000	[a]	1,010,000
Maricopa County Industrial Development Authority, MFHR,
Refunding (San Clemente Apartments Project)
(Liquidity Facility; FNMA and LOC; FNMA)	0.19	8/7/11	7,600,000	[a]	7,600,000
California—7.2%
California, GO Notes (Kindergarten-University) (LOC: California State
Teachers Retirement System and State Street Bank and Trust Co.)	0.17	8/1/11	17,000,000	[a]	17,000,000
California Pollution Control Financing Authority, SWDR
(CR&R Inc. Project) (LOC; Bank of the West)	0.15	8/7/11	9,000,000	[a]	9,000,000
California Pollution Control Financing Authority, SWDR
(Rainbow Disposal Company Inc. Project) (LOC; Union Bank NA)	0.15	8/7/11	17,815,000	[a]	17,815,000
California Statewide Communities Development Authority,
MFHR (Liquidity Facility; FHLMC and LOC; FHLMC)	0.18	8/7/11	13,995,000 [a,b,c]		13,995,000
California Statewide Communities Development
Authority, Revenue, CP (Kaiser Permanente)	0.34	10/12/11	10,500,000		10,500,000
Colorado—2.7%
Colorado Educational and Cultural Facilities Authority, Revenue
(National Jewish Federation Bond Program) (LOC; Bank of America)	0.23	8/1/11	7,475,000	[a]	7,475,000
Colorado Housing and Finance Authority, EDR
(Popiel Properties, LLC Project) (LOC; Wells Fargo Bank)	0.28	8/7/11	2,665,000	[a]	2,665,000
Colorado Housing and Finance Authority,
EDR (Wanco, Inc. Project) (LOC; U.S. Bank NA)	0.28	8/7/11	2,235,000	[a]	2,235,000
Sheridan Redevelopment Agency, Tax Increment Revenue,
Refunding (South Santa Fe Drive Corridor Redevelopment
Project) (LOC; JPMorgan Chase Bank)	0.15	8/7/11	10,000,000	[a]	10,000,000
Southglenn Metropolitan District, Special Revenue (LOC; BNP Paribas)	0.14	8/7/11	2,940,000	[a]	2,940,000
Connecticut—2.1%
Connecticut Health and Educational Facilities Authority, Revenue
(Yale University Issue) (Liquidity Facility; Wells Fargo Bank)	0.08	8/7/11	7,300,000 [a,b,c]		7,300,000
Hamden, GO Notes, BAN	2.00	8/24/11	13,000,000		13,010,753
Florida—3.9%
Broward County Housing Finance Authority, MFHR
(Cypress Grove Apartments Project) (LOC; FNMA)	0.19	8/7/11	13,230,000	[a]	13,230,000
Florida Local Government Finance Commission, Pooled Loan
Program Revenue, CP (LOC; JPMorgan Chase Bank)	0.14	10/6/11	9,000,000		9,000,000
Greater Orlando Aviation Authority, Airport Facility
Revenue (FlightSafety International Inc. Project)
(Insured; Berkshire Hathaway Assurance Corporation)	0.04	8/7/11	6,700,000	[a]	6,700,000
Sunshine State Governmental Financing Commission,
Revenue, CP (Liquidity Facility; JPMorgan Chase Bank)	0.20	8/11/11	7,580,000		7,580,000

The Funds	27

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Municipal	Coupon	Maturity	Principal
Cash Management Plus (continued)	Rate (%)	Date	Amount ($)		Value ($)
Short-Term Investments (continued)
Georgia—3.7%
Atlanta, Airport Revenue, CP (LOC; Wells Fargo Bank)	0.27	9/16/11	20,000,000		20,000,000
Gwinnett County Development Authority, IDR
(Suzanna’s Kitchen, Inc. Project) (LOC; Wells Fargo Bank)	0.25	8/7/11	4,700,000	[a]	4,700,000
Metropolitan Atlanta Rapid Transportation Authority,
Sales Tax Revenue, CP (Liquidity Facility; Wells Fargo Bank)	0.21	8/5/11	10,000,000		10,000,000
Illinois—1.4%
Illinois Finance Authority, IDR (Fitzpatrick Brothers, Inc. Project)
(Liquidity Facility; Northern Trust Company)	0.08	8/7/11	4,730,000	[a]	4,730,000
Upper Illinois River Valley Development Authority, SWDR
(Exolon-ESK Company Project) (LOC; Bank of America)	0.11	8/7/11	8,405,000	[a]	8,405,000
Indiana—2.6%
Elkhart County, EDR (Four Seasons Manufacturing
Project) (LOC; National City Bank)	0.13	8/7/11	3,005,000	[a]	3,005,000
Fort Wayne, EDR (Park Center Project) (LOC; National City Bank)	0.10	8/7/11	2,055,000	[a]	2,055,000
Indiana Finance Authority, EDR (JRL Leasing, Inc. and
LaSarre Co., LLC Project) (LOC; National City Bank)	0.13	8/7/11	3,100,000	[a]	3,100,000
Indiana Finance Authority, Environmental Revenue, Refunding
(Duke Energy Indiana, Inc. Project) (LOC; Bank of America)	0.11	8/7/11	6,000,000	[a]	6,000,000
Puttable Floating Option Tax Exempt Receipts (Indiana Health
Facility Financing Authority, Hospital Improvement Revenue,
Refunding (Community Hospitals Projects)) (Liquidity Facility;
Bank of America and LOC; Bank Of America)	0.19	8/7/11	10,000,000 [a,b,c]		10,000,000
Iowa—.4%
Iowa Higher Education Loan Authority, Revenue,
BAN (William Penn University Project)	1.50	12/1/11	4,000,000		4,011,973
Kansas—.9%
Kansas Development Finance Authority, MFHR
(Tree House Apartments) (LOC; U.S. Bank NA)	0.11	8/7/11	8,450,000	[a]	8,450,000
Kentucky—2.0%
Jefferson County, Retirement Home Revenue (Nazareth Literary
and Benevolent Institution Project) (LOC; JPMorgan Chase Bank)	0.12	8/7/11	8,630,000	[a]	8,630,000
Kentucky Rural Water Finance Corporation,
Public Projects Construction Notes	1.50	12/1/11	10,000,000		10,028,262
Louisiana—2.0%
Ascension Parish, Revenue, CP (BASF SE)	0.31	10/14/11	9,000,000		9,000,000
Louisiana Local Government Environmental Facilities
and Community Development Authority, Revenue
(Nicholls State University Student Housing/Nicholls
State University Facilities Corporation Project) (Insured;
Assured Guaranty Municipal Corp. and LOC; FHLB)	0.18	8/7/11	10,000,000	[a]	10,000,000
Maryland—1.9%
Anne Arundel County, EDR (Atlas Container
Corporation Project) (LOC; M&T Trust)	0.19	8/7/11	6,075,000	[a]	6,075,000
Baltimore County Revenue Authority,
Golf System Revenue (LOC; M&T Trust)	0.11	8/7/11	5,675,000	[a]	5,675,000

Dreyfus Municipal	Coupon	Maturity	Principal
Cash Management Plus (continued)	Rate (%)	Date	Amount ($)		Value ($)
Short-Term Investments (continued)
Maryland (continued)
Frederick County, Revenue (Homewood, Inc. Facility) (LOC; M&T Trust)	0.07	8/7/11	2,700,000	[a]	2,700,000
Maryland Health and Higher Educational Facilities Authority, Revenue
(Charles County Nursing Center) (Liquidity Facility; M&T Trust)	0.13	8/7/11	3,635,000	[a]	3,635,000
Massachusetts—3.1%
Macon Trust Various Certificates (Massachusetts Health and Educational
Facilities Authority—Harvard Vanguard Medical Associates Issue)
(Liquidity Facility; Bank of America and LOC; Bank of America)	0.16	8/7/11	9,975,000 [a,b,c]		9,975,000
Massachusetts Development Finance Agency, Multifamily Revenue
(Kennedy Lofts Project) (Liquidity Facility; FHLMC and LOC; FHLMC)	0.18	8/7/11	15,440,000 [a,b,c]		15,440,000
Northampton, GO Notes, BAN	1.50	2/10/12	4,000,000		4,017,734
Michigan—4.4%
Michigan, GO Notes	2.00	9/30/11	8,000,000		8,020,596
Michigan Hospital Finance Authority,
Revenue, CP (Trinity Health System)	0.12	10/11/11	10,000,000		10,000,000
Oakland County Economic Development Corporation, LOR
(Michigan Seamless Tube LLC Project) (LOC; Bank of America)	0.23	8/7/11	1,900,000	[a]	1,900,000
Pittsfield Township Economic Development Corporation, LOR,
Refunding (Arbor Project) (LOC; Comerica Bank)	0.13	8/7/11	4,180,000	[a]	4,180,000
University of Michigan, CP	0.09	9/19/11	7,000,000		7,000,000
Waterford Charter Township Economic Development Corporation,
LOR, Refunding (Canterbury Health Care, Inc. Project) (LOC; FHLB)	0.09	8/7/11	10,270,000	[a]	10,270,000
Minnesota—1.1%
Minnesota Housing Finance Agency, Residential Housing
Finance Revenue (Liquidity Facility; FHLB)	0.16	8/7/11	7,000,000	[a]	7,000,000
Minnesota Housing Finance Agency, Residential Housing
Finance Revenue (Liquidity Facility; Lloyds TSB Bank PLC)	0.10	8/7/11	3,055,000	[a]	3,055,000
Mississippi—1.8%
Mississippi Business Finance Corporation, Gulf Opportunity
Zone IDR (Chevron U.S.A. Inc. Project)	0.09	8/1/11	6,640,000	[a]	6,640,000
Mississippi Business Finance Corporation, Gulf Opportunity
Zone IDR (Chevron U.S.A. Inc. Project)	0.19	8/1/11	10,600,000	[a]	10,600,000
Missouri—.3%
Missouri Health and Educational Facilities Authority,
Health Facilities Revenue, Refunding (Sisters of
Mercy Health System) (Liquidity Facility; Bank of America)	0.20	8/1/11	2,800,000	[a]	2,800,000
Nevada—4.0%
Clark County, Airport System Subordinate Lien
Revenue (LOC; Citibank NA)	0.08	8/7/11	6,600,000	[a]	6,600,000
Clark County, Airport System Subordinate Lien
Revenue (LOC; Citibank NA)	0.08	8/7/11	8,100,000	[a]	8,100,000
Clark County, Airport System Subordinate Lien
Revenue (LOC; Royal Bank of Canada)	0.06	8/7/11	8,105,000	[a]	8,105,000
Las Vegas Valley Water District, CP
(Liquidity Facility; JPMorgan Chase Bank)	0.26	10/6/11	15,000,000		15,000,000

The Funds	29

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Municipal	Coupon	Maturity	Principal
Cash Management Plus (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)
New Hampshire—.5%
New Hampshire Health and Education Facilities Authority,
Revenue (Kimball Union Academy) (LOC; RBS Citizens NA)	0.16	8/7/11	4,900,000	[a]	4,900,000
New York—3.5%
JPMorgan Chase Putter/Drivers Trust (New York City Transitional
Finance Authority, Future Tax Secured Revenue, Refunding)
(Liquidity Facility; JPMorgan Chase Bank)	0.21	8/1/11	12,000,000 [a,b,c]		12,000,000
New York Liberty Development Corporation,
Liberty Revenue (World Trade Center Project)	0.35	2/1/12	12,000,000		12,000,000
New York State Thruway Authority, General Revenue, BAN	2.00	7/12/12	8,700,000		8,835,170
North Carolina—1.4%
North Carolina Capital Facilities Finance Agency,
Educational Facilities Revenue (The Raleigh School
Project) (LOC; Branch Banking and Trust Co.)	0.08	8/7/11	3,600,000	[a]	3,600,000
North Carolina Medical Care Commission, Health Care
Facilities First Mortgage Revenue (Deerfield Episcopal
Retirement Community) (LOC; Branch Banking and Trust Co.)	0.08	8/7/11	10,035,000	[a]	10,035,000
Ohio—2.5%
Akron, Bath and Copley Joint Township Hospital District,
Health Care Facilities Revenue (Sumner on
Ridgewood Project) (LOC; KBC Bank)	0.08	8/7/11	5,055,000	[a]	5,055,000
Lorain County, IDR (Cutting Dynamics, Inc. Project)
(LOC; National City Bank)	0.15	8/7/11	1,850,000	[a]	1,850,000
Puttable Floating Option Tax Exempt Receipts (Hamilton
County, Hospital Facilities Revenue (University Hospital))
(Liquidity Facility; Bank of America and LOC; Bank of America)	0.16	8/7/11	7,575,000 [a,b,c]		7,575,000
Union Township, GO Notes, BAN (Various Purpose)	1.25	9/13/11	9,000,000		9,005,252
Oklahoma—.6%
Oklahoma Water Resources Board, State Loan Program Revenue
(Liquidity Facility; State Street Bank and Trust Co.)	0.55	9/1/11	5,600,000		5,600,000
Pennsylvania—11.2%
Blair County Industrial Development Authority,
Revenue (Hollidaysburg Area YMCA Project)
(LOC; Citizens Bank of Pennsylvania)	0.25	8/7/11	2,920,000	[a]	2,920,000
Chester County Health and Education Facilities
Authority, Mortgage Revenue (Tel Hai Obligated
Group Project) (LOC; M&T Trust)	0.07	8/7/11	10,045,000	[a]	10,045,000
Emmaus General Authority (Pennsylvania Variable Rate
Loan Program) (Insured; Assured Guaranty Municipal Corp.
and Liquidity Facility; Wells Fargo Bank)	0.15	8/7/11	16,400,000	[a]	16,400,000
Horizon Hospital System Authority, Senior Health and Housing
Facilities Revenue (Saint Paul Homes Project) (LOC; M&T Trust)	0.13	8/7/11	7,300,000	[a]	7,300,000
Pennsylvania Economic Development Financing Authority,
Revenue (Evergreen Community Power Facility) (LOC; M&T Trust)	0.23	8/7/11	16,000,000	[a]	16,000,000
Pennsylvania Housing Finance Agency, SFMR
(Liquidity Facility; Barclays Bank PLC)	0.05	8/7/11	15,000,000	[a]	15,000,000

Dreyfus Municipal	Coupon	Maturity	Principal
Cash Management Plus (continued)	Rate (%)	Date	Amount ($)	Value ($)
Short-Term Investments (continued)
Pennsylvania (continued)
Philadelphia Authority for Industrial Development,
Revenue (The Pennsylvania School for the Deaf)
(LOC; Citizens Bank of Pennsylvania)	0.25	8/7/11	2,400,000[a]	2,400,000
Philadelphia School District, GO Notes,
Refunding (LOC; Barclays Bank PLC)	0.02	8/7/11	32,000,000[a]	32,000,000
Union County Industrial Development Authority,
Revenue (Stabler Companies Inc. Project) (LOC; M&T Trust)	0.23	8/7/11	4,675,000[a]	4,675,000
South Carolina—1.8%
South Carolina Association of Governmental Organizations, COP	1.50	4/13/12	11,200,000	11,299,010
Spartanburg County School District Number 002, GO Notes	3.00	4/1/12	5,600,000	5,700,504
Tennessee—2.4%
Cleveland Health and Educational Facilities Board, Revenue
(Lee University Project) (LOC; Branch Banking and Trust Co.)	0.08	8/7/11	3,200,000[a]	3,200,000
Metropolitan Government of Nashville and Davidson County
Health and Educational Facilities Board, Revenue,
Refunding (Belmont University Project) (LOC; FHLB)	0.07	8/7/11	6,200,000[a]	6,200,000
Tennessee, CP (Tennessee Consolidated Retirement System)	0.15	12/1/11	13,500,000	13,500,000
Texas—20.9%
Calhoun Port Authority, Environmental Facilities Revenue (Formosa
Plastics Corporation, Texas Project) (LOC; Bank of America)	0.13	8/7/11	10,000,000[a]	10,000,000
DeSoto Industrial Development Authority, IDR, Refunding
(National Service Industries Inc. Project) (LOC; Wells Fargo Bank)	0.20	8/7/11	3,660,000[a]	3,660,000
El Paso Independent School District, Unlimited Tax School Building
Bonds (Liquidity Facility; JPMorgan Chase Bank and LOC;
Permanent School Fund Guarantee Program)	0.23	12/7/11	13,000,000	13,000,000
Gulf Coast Waste Disposal Authority,
Environmental Facilities Revenue (ExxonMobil Project)	0.22	8/1/11	19,000,000[a]	19,000,000
Harris County, GO Notes, TAN	1.50	2/29/12	10,000,000	10,077,670
Houston, CP (Liquidity Facility; JPMorgan Chase Bank)	0.13	10/5/11	3,000,000	3,000,000
Houston, CP (Liquidity Facility; Wells Fargo Bank)	0.13	10/5/11	3,550,000	3,550,000
Jefferson County Industrial Development Corporation,
Hurricane Ike Disaster Area Revenue (Jefferson Refinery, LLC
Project) (LOC; Branch Banking and Trust Co.)	0.50	9/29/11	19,000,000	19,000,000
North Texas Tollway Authority, Revenue, CP (LOC; Bank of America)	0.23	9/2/11	7,300,000	7,300,000
Port of Port Arthur Navigation District, Revenue, CP (BASF SE)	0.31	10/14/11	10,000,000	10,000,000
Texas, GO Notes (Veterans’ Housing Assistance Program)
(Liquidity Facility; State Street Bank and Trust Co.)	0.11	8/7/11	16,000,000[a]	16,000,000
Texas, TRAN	2.00	8/31/11	25,000,000	25,034,467
Texas Department of Housing and Community Affairs, SFMR	0.13	8/7/11	49,200,000[a]	49,200,000
Texas Municipal Power Agency, Revenue, CP
(LOC: Bank of America and JPMorgan Chase Bank)	0.30	8/9/11	5,000,000	5,000,000
Wells Fargo Stage Trust (Klein Independent School District,
Unlimited Tax Schoolhouse Bonds) (Liquidity Facility; Wells Fargo
Bank and LOC; Permanent School Fund Guarantee Program)	0.08	8/7/11	5,000,000 [a,b,c]	5,000,000

The Funds	31

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Municipal	Coupon	Maturity	Principal
Cash Management Plus (continued)	Rate (%)	Date	Amount ($)	Value ($)
Short-Term Investments (continued)
Utah—1.3%
Salt Lake County, GO Notes, TRAN	2.50	12/29/11	12,000,000	12,116,521
Vermont—.9%
Vermont Economic Development Authority, Revenue, CP (Economic
Development Capital Program) (LOC; JPMorgan Chase Bank)	0.27	9/7/11	8,300,000	8,300,000
Virginia—2.5%
Lynchburg Redevelopment and Housing Authority, Housing
Revenue (KHM Properties-Lynchburg, LLC Project) (LOC; M&T Trust)	0.18	8/7/11	13,520,000[a]	13,520,000
University of Virginia, University Revenue, CP	0.11	9/6/11	10,000,000	10,000,000
Washington—1.3%
Pierce County Economic Development Corporation, Industrial
Revenue (SeaTac Packaging Project) (LOC; HSBC Bank USA)	0.15	8/7/11	4,555,000[a]	4,555,000
Washington Economic Development Finance Authority, SWDR
(CleanScapes, Inc. Project) (LOC; Bank of the West)	0.14	8/7/11	7,285,000[a]	7,285,000
Wisconsin—2.6%
Wisconsin Health and Educational Facilities Authority, Revenue
(Mequon Jewish Campus, Inc. Project) (LOC; JPMorgan Chase Bank)	0.15	8/7/11	6,145,000[a]	6,145,000
Wisconsin Housing and Economic Development Authority,
Home Ownership Revenue (Liquidity Facility; Fortis Bank)	0.18	8/7/11	18,435,000[a]	18,435,000

Total Investments (cost $952,732,912)			100.7%	952,732,912
Liabilities, Less Cash and Receivables			(.7%)	(6,155,888)
Net Assets			100.0%	946,577,024

See footnotes on page 54.
See notes to financial statements.

STATEMENT OF INVESTMENTS
July 31, 2011 (Unaudited)

Dreyfus New York	Coupon	Maturity	Principal
Municipal Cash Management	Rate (%)	Date	Amount ($)	Value ($)
Short-Term Investments—99.9%
New York—96.3%
Albany Industrial Development Agency, Civic Facility Revenue
(Albany Medical Center Hospital Project) (LOC; Bank of America)	0.08	8/7/11	2,500,000[a]	2,500,000
Chautauqua County Industrial Development Agency, Civic Facility
Revenue (Gerry Homes Project) (LOC; HSBC Bank USA)	0.25	8/7/11	10,740,000[a]	10,740,000
Chemung County Industrial Development Agency, IDR (MMARS
2nd Program) (Trayer Products, Inc. Project) (LOC; HSBC Bank USA)	0.25	8/7/11	555,000[a]	555,000
Columbia County Capital Resource Corporation, Civic Facility Revenue
(The Columbia Memorial Hospital Project) (LOC; HSBC Bank USA)	0.06	8/7/11	6,945,000[a]	6,945,000
Columbia County Industrial Development Agency, Civic Facility Revenue
(The Columbia Memorial Hospital Project) (LOC; HSBC Bank USA)	0.06	8/7/11	5,030,000[a]	5,030,000
Dutchess County Industrial Development Agency, Civic Facility Revenue
(Anderson Foundation for Autism, Inc. Project) (LOC; M&T Trust)	0.13	8/7/11	7,105,000[a]	7,105,000
Dutchess County Industrial Development Agency, Civic Facility Revenue
(Anderson Foundation for Autism, Inc. Project) (LOC; M&T Trust)	0.13	8/7/11	8,500,000[a]	8,500,000
Dutchess County Industrial Development Agency, Civic Facility
Revenue (Arbor Ridge Brookmeade Inc.) (LOC; M&T Trust)	0.13	8/7/11	11,540,000[a]	11,540,000
Erie County Industrial Development Agency, Civic Facility Revenue
(YMCA of Greater Buffalo Project) (LOC; HSBC Bank USA)	0.25	8/7/11	225,000[a]	225,000
Erie County Industrial Development Agency, Civic Facility Revenue
(YMCA of Greater Buffalo Project) (LOC; HSBC Bank USA)	0.25	8/7/11	3,185,000[a]	3,185,000
Erie County Industrial Development Agency, IDR
(Hydro-Air Components Inc. Project) (LOC; HSBC Bank USA)	0.15	8/7/11	2,600,000[a]	2,600,000
Evans, GO Notes, BAN	1.25	10/6/11	2,125,000	2,125,757
Fort Ann, GO Notes, BAN	1.50	8/26/11	3,000,000	3,000,711
Herkimer County Industrial Development Agency, IDR
(F.E. Hale Manufacturing Company Facility) (LOC; HSBC Bank USA)	0.25	8/7/11	1,710,000[a]	1,710,000
JPMorgan Chase Putter/Drivers Trust (New York City
Transitional Finance Authority, Future Tax Secured
Revenue, Refunding) (Liquidity Facility; JPMorgan Chase Bank)	0.21	8/1/11	8,300,000 [a,b,c]	8,300,000
JPMorgan Chase Putters/Drivers Trust (New York State
Dormitory Authority, State Personal Income Tax Revenue
(Education)) (Liquidity Facility; JPMorgan Chase Bank)	0.12	8/7/11	8,000,000 [a,b,c]	8,000,000
JPMorgan Chase Putters/Drivers Trust (Suffolk County Water
Authority, GO Notes, BAN) (Liquidity Facility; JPMorgan Chase Bank)	0.21	8/1/11	2,000,000 [a,b,c]	2,000,000
Lancaster Industrial Development Agency, IDR
(Sealing Devices Inc. Project) (LOC; HSBC Bank USA)	0.15	8/7/11	2,170,000[a]	2,170,000
Long Island Power Authority, Electric System Subordinated
Revenue (LOC; State Street Bank and Trust Co.)	0.19	8/1/11	1,100,000[a]	1,100,000
Malone Central School District, GO Notes, BAN	0.75	11/30/11	12,000,000	12,009,846
Medina Central School District, GO Notes, BAN	1.50	6/22/12	7,800,000	7,844,708
Metropolitan Transportation Authority,
Transportation Revenue, CP (LOC; Citibank NA)	0.11	10/14/11	10,000,000	10,000,000
Monroe County Industrial Development Agency, Civic Facility
Revenue (YMCA of Greater Rochester Project) (LOC; M&T Trust)	0.13	8/7/11	2,175,000[a]	2,175,000
Monroe County Industrial Development Agency, IDR
(Chaney Enterprise) (LOC; M&T Trust)	0.28	8/7/11	1,950,000[a]	1,950,000

The Funds 33

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus New York	Coupon	Maturity	Principal
Municipal Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)
New York (continued)
Monroe County Industrial Development Agency, IDR
(Genesee Metal Stampings Inc. Facility) (LOC; HSBC Bank USA)	0.25	8/7/11	160,000[a]	160,000
Monroe County Industrial Development Agency, Revenue (HDF-RWC
Project 1, LLC— Robert Weslayan College Project) (LOC; M&T Trust)	0.14	8/7/11	2,600,000[a]	2,600,000
Monroe County Industrial Development Corporation, Revenue
(Saint Ann’s Home for the Aged Project) (LOC; HSBC Bank USA)	0.08	8/7/11	8,000,000[a]	8,000,000
New York City, GO Notes	5.00	8/1/11	7,360,000	7,360,000
New York City, GO Notes (Insured; Assured Guaranty Municipal
Corp. and Liquidity Facility; State Street Bank and Trust Co.)	0.27	8/1/11	1,500,000[a]	1,500,000
New York City, GO Notes (Liquidity Facility; Bank of Nova Scotia)	0.02	8/7/11	22,000,000[a]	22,000,000
New York City, GO Notes (LOC; Bank of America)	0.23	8/1/11	1,215,000[a]	1,215,000
New York City, GO Notes (LOC; Bank of Nova Scotia)	0.04	8/7/11	6,785,000[a]	6,785,000
New York City, GO Notes (LOC; California
Public Employees Retirement System)	0.30	8/1/11	20,000,000[a]	20,000,000
New York City, GO Notes (LOC; JPMorgan Chase Bank)	0.19	8/1/11	1,300,000[a]	1,300,000
New York City, GO Notes (LOC; JPMorgan Chase Bank)	0.19	8/1/11	1,900,000[a]	1,900,000
New York City, GO Notes (LOC; JPMorgan Chase Bank)	0.19	8/1/11	2,900,000[a]	2,900,000
New York City, GO Notes (LOC; JPMorgan Chase Bank)	0.22	8/1/11	1,000,000[a]	1,000,000
New York City, GO Notes (LOC; Mizuho Corporate Bank Ltd.)	0.06	8/7/11	32,000,000[a]	32,000,000
New York City, GO Notes (LOC; U.S. Bank NA)	0.16	8/1/11	5,000,000[a]	5,000,000
New York City, GO Notes (LOC; Westdeutsche Landesbank)	0.10	8/7/11	2,350,000[a]	2,350,000
New York City Capital Resource Corporation, Recovery Zone
Facility Revenue (WytheHotel Project) (LOC; M&T Trust)	0.14	8/7/11	3,800,000[a]	3,800,000
New York City Housing Development Corporation,
MFHR (Liquidity Facility; Citibank NA)	0.13	8/7/11	10,000,000 [a,b,c]	10,000,000
New York City Industrial Development Agency,
Civic Facility Revenue (Children’s Oncology Society
of New York, Inc. Project) (LOC; JPMorgan Chase Bank)	0.08	8/7/11	7,300,000[a]	7,300,000
New York City Industrial Development Agency, Civic Facility Revenue
(French Institute-Alliance Francaise de New York—Federation of
French Alliances in the United States Project) (LOC; M&T Trust)	0.14	8/7/11	3,360,000[a]	3,360,000
New York City Industrial Development Agency, Civic Facility
Revenue (Jewish Community Center on the Upper
West Side, Inc. Project) (LOC; M&T Trust)	0.13	8/7/11	4,800,000[a]	4,800,000
New York City Industrial Development Agency, Civic Facility Revenue
(Sephardic Community Youth Center, Inc. Project) (LOC; M&T Trust)	0.13	8/7/11	3,100,000[a]	3,100,000
New York City Industrial Development Agency,
Civic Facility Revenue (Spence-Chapin, Services
to Families and Children Project) (LOC; TD Bank)	0.13	8/7/11	5,970,000[a]	5,970,000
New York City Industrial Development Agency, Civic Facility Revenue
(The Allen-Stevenson School Project) (LOC; JPMorgan Chase Bank)	0.11	8/7/11	8,770,000[a]	8,770,000
New York City Industrial Development Agency, Civic Facility
Revenue (Village Community School Project) (LOC; M&T Trust)	0.22	8/7/11	2,400,000[a]	2,400,000
New York City Municipal Water Finance Authority, CP
(Liquidity Facility; JPMorgan Chase Bank)	0.13	10/28/11	5,000,000	5,000,000

Dreyfus New York	Coupon	Maturity	Principal
Municipal Cash Management (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)
New York (continued)
New York City Municipal Water Finance Authority, Water and Sewer
System Revenue (Liquidity Facility; Royal Bank of Canada)	0.05	8/7/11	6,000,000	[a]	6,000,000
New York City Municipal Water Finance Authority, Water and Sewer
System Revenue (Liquidity Facility; Royal Bank of Canada)	0.05	8/7/11	5,000,000	[a]	5,000,000
New York City Municipal Water Finance Authority,
Water and Sewer System Second General Resolution
Revenue (Liquidity Facility; Bank of America)	0.19	8/1/11	9,450,000	[a]	9,450,000
New York City Municipal Water Finance Authority,
Water and Sewer System Second General Resolution
Revenue (Liquidity Facility; Bank of America)	0.23	8/1/11	2,250,000	[a]	2,250,000
New York City Municipal Water Finance Authority,
Water and Sewer System Second General Resolution
Revenue (Liquidity Facility; Bank of Nova Scotia)	0.21	8/1/11	24,060,000	[a]	24,060,000
New York City Municipal Water Finance Authority, Water and Sewer
System Second General Resolution Revenue (Liquidity Facility;
California State Teachers Retirement System)	0.18	8/1/11	14,740,000	[a]	14,740,000
New York City Municipal Water Finance Authority,
Water and Sewer System Second General Resolution
Revenue (Liquidity Facility: California State Teachers
Retirement System and State Street Bank and Trust Co.)	0.30	8/1/11	3,300,000	[a]	3,300,000
New York City Municipal Water Finance Authority,
Water and Sewer System Second General
Resolution Revenue (Liquidity Facility; KBC Bank)	0.20	8/1/11	2,500,000	[a]	2,500,000
New York City Transitional Finance Authority, Revenue (New York
City Recovery) (Liquidity Facility; JPMorgan Chase Bank)	0.25	8/1/11	2,900,000	[a]	2,900,000
New York City Transitional Finance Authority, Revenue (New York
City Recovery) (Liquidity Facility; Royal Bank of Canada)	0.22	8/1/11	10,600,000	[a]	10,600,000
New York City Transitional Finance Authority, Revenue
(New York City Recovery) (Liquidity Facility; Wells Fargo Bank)	0.19	8/1/11	3,900,000	[a]	3,900,000
New York Liberty Development Corporation,
Liberty Revenue (World Trade Center Project)	0.35	2/1/12	35,000,000		35,000,000
New York Liberty Development Corporation,
Recovery Zone Revenue (3 World Trade Center Project)	0.42	1/19/12	21,500,000		21,500,000
New York Local Government Assistance Corporation, Subordinate
Lien Revenue, Refunding (Liquidity Facility; Bank of America)	0.04	8/7/11	18,000,000	[a]	18,000,000
New York State, GO Notes, Refunding	3.00	2/1/12	1,000,000		1,013,844
New York State Dormitory Authority, Insured Revenue
(The Culinary Institute of America) (LOC; TD Bank)	0.07	8/7/11	6,925,000	[a]	6,925,000
New York State Dormitory Authority, Revenue
(Cornell University) (Liquidity Facility; JPMorgan Chase Bank)	0.06	8/7/11	1,300,000	[a]	1,300,000
New York State Dormitory Authority, Revenue
(F.F.T. Senior Communities, Inc.) (LOC; KBC Bank)	0.08	8/7/11	4,260,000	[a]	4,260,000
New York State Dormitory Authority, Revenue
(Long Island University) (LOC; FHLB)	0.05	8/7/11	11,100,000	[a]	11,100,000
New York State Dormitory Authority, Revenue
(Saint John’s University) (LOC; JPMorgan Chase Bank)	0.05	8/7/11	10,110,000	[a]	10,110,000

The Funds	35

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus New York	Coupon	Maturity	Principal
Municipal Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)
Short-Term Investments (continued)
New York (continued)
New York State Dormitory Authority, Revenue
(The College of New Rochelle) (LOC; RBS Citizens NA)	0.17	8/7/11	4,000,000[a]	4,000,000
New York State Dormitory Authority,
Revenue (The Rockefeller University)	0.05	8/7/11	10,175,000[a]	10,175,000
New York State Dormitory Authority, Revenue, CP (Cornell University)	0.27	10/3/11	6,500,000	6,500,000
New York State Housing Finance Agency, Housing Revenue
(350 West 37th Street) (LOC; Wells Fargo Bank)	0.07	8/7/11	9,000,000[a]	9,000,000
New York State Housing Finance Agency, Service Contract
Revenue, Refunding (LOC; Bank of America)	0.08	8/7/11	4,200,000[a]	4,200,000
New York State Mortgage Agency, Homeowner Mortgage
Revenue (Liquidity Facility; Bank of America)	0.06	8/7/11	17,700,000[a]	17,700,000
New York State Thruway Authority, General Revenue, BAN	2.00	7/12/12	5,000,000	5,077,684
New York State Urban Development Corporation,
Service Contract Revenue, Refunding	4.00	1/1/12	2,000,000	2,031,253
Onondaga County Industrial Development Agency, IDR
(ICM Controls Corporation Project) (LOC; M&T Trust)	0.23	8/7/11	2,120,000[a]	2,120,000
Ontario County Industrial Development Agency, Civic Facility
Revenue (Friends of the Finger Lakes Performing
Arts Center, Inc. Civic Facility) (LOC; FHLB)	0.19	8/30/11	6,345,000[a]	6,345,000
Ontario County Industrial Development Agency, IDR
(Dixit Enterprises/Newtex Industries, Inc.
Facility) (LOC; HSBC Bank USA)	0.25	8/7/11	2,400,000[a]	2,400,000
Port Authority of New York and New Jersey, CP	0.18	8/8/11	15,915,000	15,915,000
Port Authority of New York and New Jersey, CP	0.27	9/13/11	20,025,000	20,025,000
Port Authority of New York and New Jersey, CP	0.24	10/6/11	25,040,000	25,040,000
Port Authority of New York and New Jersey, Equipment Notes	0.13	8/7/11	10,500,000[a]	10,500,000
Putnam County Industrial Development Agency,
Civic Facility Revenue (United Cerebral Palsy of
Putnam and Southern Dutchess Project) (LOC; TD Bank)	0.07	8/7/11	3,480,000[a]	3,480,000
Schenectady Industrial Development Agency, Civic Facility
Revenue (Union Graduate College Project) (LOC; M&T Trust)	0.13	8/7/11	5,435,000[a]	5,435,000
Syracuse Industrial Development Agency,
Civic Facility Revenue (Community Development
Properties-Larned Project) (LOC; M&T Trust)	0.14	8/7/11	2,190,000[a]	2,190,000
Ulster County Industrial Development Agency, IDR
(Selux Corporation Project) (LOC; M&T Trust)	0.23	8/7/11	1,025,000[a]	1,025,000
Waterville Central School District, GO Notes, BAN	1.25	12/28/11	4,400,000	4,411,028

Dreyfus New York	Coupon	Maturity	Principal
Municipal Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)
Short-Term Investments (continued)
New York (continued)
Westchester County Industrial Development Agency,
Civic Facility Revenue (The Masters School
Civic Facility) (LOC; JPMorgan Chase Bank)	0.10	8/7/11	5,400,000[a]	5,400,000
Yonkers Industrial Development Agency, MFHR
(Main Street Lofts Yonkers LLC Project) (LOC; M&T Trust)	0.22	8/7/11	30,000,000[a]	30,000,000
U.S. Related—3.6%
Puerto Rico Commonwealth, Public Improvement GO,
Refunding (Insured; Assured Guaranty Municipal
Corp. and Liquidity Facility; JPMorgan Chase Bank)	0.05	8/7/11	15,000,000[a]	15,000,000
Puerto Rico Sales Tax Financing Corporation,
Sales Tax Revenue (Liquidity Facility; Citibank NA)	0.11	8/7/11	10,000,000 [a,b,c]	10,000,000

Total Investments (cost $703,759,831)			99.9%	703,759,831
Cash and Receivables (Net)			.1%	435,244
Net Assets			100.0%	704,195,075

See footnotes on page 54.
See notes to financial statements.

The Funds	37

STATEMENT OF INVESTMENTS

July 31, 2011 (Unaudited)

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments—99.8%
Alabama—1.3%
Tuscaloosa County Industrial Development Authority, Gulf Opportunity
Zone Revenue (Hunt Refining Project) (LOC; JPMorgan Chase Bank)	0.08	8/7/11	10,000,000	[a]	10,000,000
University of Alabama Board of Trustees, Revenue (University of
Alabama at Birmingham Hospital) (LOC; Bank of America)	0.11	8/7/11	25,000,000	[a]	25,000,000
Arizona—.8%
Arizona Health Facilities Authority, HR (Phoenix Children’s Hospital)
(Liquidity Facility; Bank of America and LOC; Bank of America)	0.19	8/7/11	9,875,000 [a,b,c]		9,875,000
Arizona Health Facilities Authority, HR (Phoenix Children’s Hospital)
(Liquidity Facility; BNP Paribas and LOC; BNP Paribas)	0.18	8/7/11	12,380,000 [a,b,c]		12,380,000
California—1.8%
California, GO Notes (Kindergarten-University) (LOC: California State
Teachers Retirement System and State Street Bank and Trust Co.)	0.17	8/1/11	3,000,000	[a]	3,000,000
California Infrastructure and Economic Development Bank,
Revenue, Refunding (Pacific Gas and Electric Company)
(LOC; Sumitomo Mitsui Bank Corporation)	0.18	8/1/11	7,000,000	[a]	7,000,000
California Municipal Finance Authority, PCR,
Refunding (Chevron U.S.A. Inc. Project)	0.19	8/1/11	3,000,000	[a]	3,000,000
California Statewide Communities Development
Authority, Revenue, CP (Kaiser Permanente)	0.34	10/12/11	17,000,000		17,000,000
Los Angeles Department of Airports, Airport Revenue, CP
(LOC: Citibank NA and State Street Bank and Trust Co.)	0.30	8/3/11	17,512,000		17,512,000
Colorado—4.0%
Denver Urban Renewal Authority, Stapleton
Senior Tax Increment Revenue (LOC; U.S. Bank NA)	0.09	8/7/11	9,700,000	[a]	9,700,000
RBC Municipal Products Inc. Trust (Meridian Village Metropolitan
District Number One, Improvement Revenue) (Liquidity Facility;
Royal Bank of Canada and LOC; Royal Bank of Canada)	0.08	8/7/11	17,600,000 [a,b,c]		17,600,000
Southern Ute Indian Tribe of the Southern
Ute Indian Reservation, Revenue	0.13	8/7/11	65,300,000	[a]	65,300,000
Southglenn Metropolitan District,
Special Revenue (LOC; BNP Paribas)	0.14	8/7/11	14,755,000	[a]	14,755,000
Connecticut—.6%
Connecticut Health and Educational Facilities Authority,
Revenue (The Jerome Home Issue) (LOC; Bank of America)	0.12	8/7/11	4,340,000	[a]	4,340,000
Connecticut Health and Educational Facilities Authority,
Revenue (Yale University Issue) (Liquidity Facility; Citibank NA)	0.11	8/7/11	11,850,000 [a,b,c]		11,850,000
Delaware—.8%
Delaware Health Facilities Authority, Revenue
(Christiana Care Health Services)	0.17	8/1/11	4,100,000	[a]	4,100,000
Delaware Health Facilities Authority, Revenue
(Christiana Care Health Services)	0.05	8/7/11	8,525,000	[a]	8,525,000
Delaware Health Facilities Authority, Revenue
(Christiana Care Health Services)	0.08	8/7/11	10,000,000	[a]	10,000,000
District of Columbia—2.5%
Anacostia Waterfront Corporation, PILOT Revenue (Merlots Program)
(Liquidity Facility; Wells Fargo Bank and LOC; Wells Fargo Bank)	0.08	8/7/11	48,290,000 [a,b,c]		48,290,000

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)		Value ($)
Short-Term Investments (continued)
District of Columbia (continued)
District of Columbia, Revenue (American Legacy Foundation Issue)	0.07	8/7/11	14,000,000	[a]	14,000,000
District of Columbia, Revenue (American Public Health
Association Issue) (LOC; Bank of America)	0.18	8/7/11	6,350,000	[a]	6,350,000
Florida—2.4%
Capital Trust Agency, MFHR (Brittany Bay Apartments—Waterman’s
Crossing) (Liquidity Facility; FHLMC and LOC; FHLMC)	0.11	8/7/11	22,925,000 [a,b,c]		22,925,000
Florida Local Government Finance Commission,
Pooled Loan Program Revenue, CP (LOC; Wells Fargo Bank)	0.23	9/6/11	8,000,000		8,000,000
Highlands County Health Facilities Authority, HR
(Adventist Health System/Sunbelt Obligated Group)	0.05	8/7/11	2,500,000	[a]	2,500,000
Hillsborough County Industrial Development Authority, Revenue
(Tampa Metropolitan Area YMCA Project) (LOC; Bank of America)	0.13	8/7/11	10,200,000	[a]	10,200,000
Sunshine State Governmental Financing Commission,
Revenue, CP (Liquidity Facility; JPMorgan Chase Bank)	0.30	8/8/11	12,050,000		12,050,000
Sunshine State Governmental Financing Commission,
Revenue, CP (Liquidity Facility; JPMorgan Chase Bank)	0.14	10/14/11	8,510,000		8,510,000
Georgia—1.0%
Atlanta, Airport General Revenue, Refunding (Insured; Assured
Guaranty Municipal Corp. and Liquidity Facility; Citibank NA)	0.20	8/7/11	10,000,000 [a,b,c]		10,000,000
Georgia Municipal Gas Authority, Gas Revenue,
Refunding (Gas Portfolio III Project)	2.00	5/23/12	11,250,000		11,376,610
Thomasville Hospital Authority, RAC (John D. Archbold Memorial
Hospital, Inc. Project) (LOC; Branch Banking and Trust Co.)	0.08	8/7/11	5,040,000	[a]	5,040,000
Illinois—3.2%
Illinois Educational Facilities Authority, Revenue, CP
(Pooled Finance Program) (LOC; Northern Trust Company)	0.14	10/6/11	81,200,000		81,200,000
Illinois Finance Authority, Revenue (Hospice of
Northeastern Illinois Project) (LOC; Harris NA)	0.11	8/7/11	3,500,000	[a]	3,500,000
Lake County, MFHR (Whispering Oaks
Apartments Project) (LOC; FHLMC)	0.11	8/7/11	3,250,000	[a]	3,250,000
Indiana—2.2%
Hamilton Southeastern Consolidated School
Building Corporation, GO Notes, BAN	1.00	10/15/11	19,900,000		19,926,840
Indiana Finance Authority, HR (Community Health
Network Project) (LOC; Bank of America)	0.10	8/7/11	14,700,000	[a]	14,700,000
Indiana Finance Authority, Revenue
(Ascension Health Senior Credit Group)	0.06	8/7/11	5,000,000	[a]	5,000,000
Indiana Finance Authority, Revenue,
Refunding (Trinity Health Credit Group)	0.04	8/7/11	5,800,000	[a]	5,800,000
Puttable Floating Option Tax Exempt Receipts (Indiana Health
Facility Financing Authority, Hospital Improvement Revenue,
Refunding (Community Hospitals Projects)) (Liquidity Facility;
Bank of America and LOC; Bank of America)	0.19	8/7/11	12,980,000 [a,b,c]		12,980,000
Kentucky—.1%
Kentucky Rural Water Finance Corporation,
Public Projects Revenue (Flexible Term Program)	1.25	2/1/12	4,000,000		4,007,992

The Funds	39

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)		Value ($)
Short-Term Investments (continued)
Louisiana—4.0%
Louisiana Local Government Environmental Facilities and Community
Development Authority, Healthcare Facilities Revenue, Refunding
(Saint James Place of Baton Rouge Project) (LOC; Bank of America)	0.10	8/7/11	11,520,000	[a]	11,520,000
Louisiana Public Facilities Authority, HR (Touro Infirmary Project)
(Liquidity Facility; Merrill Lynch Bank and LOC; Bank of America)	0.19	8/7/11	30,840,000 [a,b,c]		30,840,000
Louisiana Public Facilities Authority, Revenue
(Air Products and Chemicals Project)	0.19	8/1/11	25,000,000	[a]	25,000,000
Louisiana Public Facilities Authority, Revenue
(Air Products and Chemicals Project)	0.19	8/1/11	16,600,000	[a]	16,600,000
Louisiana Public Facilities Authority, Revenue
(Tiger Athletic Foundation Project) (LOC; FHLB)	0.08	8/7/11	15,575,000	[a]	15,575,000
Port of New Orleans Board of Commissioners,
Subordinate Lien Revenue, Refunding (LOC; FHLB)	0.08	8/7/11	8,875,000	[a]	8,875,000
Maine—.4%
Maine Finance Authority, Revenue (Waynflete School
Issue) (LOC; JPMorgan Chase Bank)	0.09	8/7/11	11,090,000	[a]	11,090,000
Maryland—2.7%
Baltimore County Revenue Authority,
Golf System Revenue (LOC; M&T Trust)	0.11	8/7/11	3,200,000	[a]	3,200,000
Frederick County, Revenue (Homewood, Inc.
Facility) (LOC; M&T Trust)	0.07	8/7/11	12,100,000	[a]	12,100,000
Frederick County, Revenue, Refunding
(Manekin-Frederick Associates Facility) (LOC; M&T Trust)	0.20	8/7/11	2,060,000	[a]	2,060,000
Maryland Economic Development Corporation,
Revenue (Easter Seals Facility) (LOC; M&T Trust)	0.13	8/7/11	6,655,000	[a]	6,655,000
Maryland Economic Development Corporation,
Revenue (Legal Aid Bureau, Inc. Facility) (LOC; M&T Trust)	0.15	8/7/11	1,825,000	[a]	1,825,000
Maryland Health and Higher Educational Facilities Authority,
Revenue (De Matha Catholic High School Issue)
(LOC; Branch Banking and Trust Co.)	0.08	8/7/11	9,505,000	[a]	9,505,000
Maryland Industrial Development Financing Authority,
Recovery Zone Facility Revenue (Wexford Maryland
Bio Park 3, LLC Facility) (LOC; M&T Trust)	0.13	8/7/11	20,000,000	[a]	20,000,000
Montgomery County, CP (Liquidity Facility;
State Street Bank and Trust Co.)	0.17	8/3/11	16,750,000		16,750,000
Massachusetts—1.8%
Beverly, GO Notes, BAN	1.50	10/21/11	5,900,000		5,914,782
Massachusetts Development Finance Agency, Revenue (The Marine
Biological Laboratory Issue) (LOC; JPMorgan Chase Bank)	0.08	8/7/11	10,100,000	[a]	10,100,000
Massachusetts Health and Educational Facilities Authority,
Revenue (Partners HealthCare System Issue)	0.05	8/7/11	20,200,000	[a]	20,200,000
Massachusetts Water Resources Authority, Subordinated
General Revenue, Refunding (Liquidity Facility; TD Bank)	0.06	8/7/11	12,500,000	[a]	12,500,000
Michigan—5.9%
Board of Trustees of the Michigan State University, CP	0.14	8/10/11	16,000,000		16,000,000

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)		Value ($)
Short-Term Investments (continued)
Michigan (continued)
Deutsche Bank Spears/Lifers Trust (Royal Oak Hospital
Finance Authority, HR, Refunding (William Beaumont
Hospital Obligated Group)) (Liquidity Facility;
Deutsche Bank AG and LOC; Deutsche Bank AG)	0.08	8/7/11	16,705,000 [a,b,c]		16,705,000
Michigan, GO Notes	2.00	9/30/11	55,000,000		55,141,600
Michigan Finance Authority, State Aid Revenue Notes	2.00	8/19/11	15,000,000		15,008,805
Michigan Hospital Finance Authority,
Revenue, CP (Trinity Health System)	0.12	10/11/11	20,000,000		20,000,000
Michigan Strategic Fund, LOR
(Air Products and Chemicals, Inc. Project)	0.22	8/1/11	10,000,000	[a]	10,000,000
University of Michigan, CP	0.09	9/19/11	26,000,000		26,000,000
Minnesota—.4%
Southern Minnesota Municipal Power Agency,
Power Supply System Revenue, CP (Liquidity
Facility; Landesbank Hessen-Thuringen Girozentrale)	0.30	8/5/11	10,000,000		10,000,000
Mississippi—.9%
Mississippi Business Finance Corporation, Gulf Opportunity
Zone Industrial Development Revenue (Chevron U.S.A. Inc. Project)	0.07	8/7/11	24,700,000	[a]	24,700,000
Missouri—1.1%
Missouri Development Finance Board, LR (Missouri Association of
Municipal Utilities Lease Financing Program) (LOC: U.S. Bank NA)	0.33	8/1/11	14,415,000	[a]	14,415,000
Missouri Health and Educational Facilities Authority, Health Facilities
Revenue (SSM Health Care) (Insured; Assured Guaranty
Municipal Corp. and Liquidity Facility; Citigroup)	0.08	8/7/11	14,600,000	[a]	14,600,000
Nebraska—.9%
Nebraska Investment Finance Authority, SFHR (Liquidity Facility; FHLB)	0.06	8/7/11	24,900,000	[a]	24,900,000
Nevada—3.2%
Austin Trust (Clark County, GO Bond Bank Bonds)
(Liquidity Facility; Bank of America)	0.11	8/7/11	9,770,000 [a,b,c]		9,770,000
Las Vegas Valley Water District, CP
(Liquidity Facility; JPMorgan Chase Bank)	0.26	10/6/11	40,000,000		40,000,000
Las Vegas Valley Water District, CP (LOC; Wells Fargo Bank)	0.25	8/3/11	36,000,000		36,000,000
New Hampshire—.7%
New Hampshire Health and Education Facilities Authority,
Revenue (University System of New Hampshire Issue)
(Liquidity Facility; U.S. Bank NA)	0.17	8/1/11	20,150,000	[a]	20,150,000
New Mexico—.2%
Dona Ana County, Industrial Revenue (Foamex
Products, Inc. Project) (LOC; Wells Fargo Bank)	0.09	8/7/11	6,000,000	[a]	6,000,000
New York—5.5%
JPMorgan Chase Putter/Drivers Trust (New York City Transitional
Finance Authority, Future Tax Secured Revenue, Refunding)
(Liquidity Facility; JPMorgan Chase Bank)	0.21	8/1/11	37,900,000 [a,b,c]		37,900,000
New York City, GO Notes (Liquidity Facility; Bank of Nova Scotia)	0.02	8/7/11	15,000,000	[a]	15,000,000

The Funds	41

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)		Value ($)
Short-Term Investments (continued)
New York (continued)
New York City Municipal Water Finance Authority, CP
(Liquidity Facility; JPMorgan Chase Bank)	0.13	10/28/11	20,000,000		20,000,000
New York Liberty Development Corporation,
Liberty Revenue (World Trade Center Project)	0.35	2/1/12	32,000,000		32,000,000
New York Liberty Development Corporation, Recovery
Zone Revenue (3 World Trade Center Project)	0.42	1/19/12	10,000,000		10,000,000
New York State Thruway Authority, General Revenue, BAN	2.00	7/12/12	23,000,000		23,357,347
Tompkins County Industrial Development Agency, Civic
Facility Revenue (Community Development Properties
Ithaca, Inc. Project) (LOC; M&T Trust)	0.18	8/7/11	9,700,000	[a]	9,700,000
North Carolina—.2%
North Carolina Medical Care Commission, Health Care Facilities
First Mortgage Revenue (Deerfield Episcopal Retirement
Community) (LOC; Branch Banking and Trust Co.)	0.08	8/7/11	5,000,000	[a]	5,000,000
Ohio—2.1%
Akron, GO Notes, BAN (Various Purpose)	1.13	12/8/11	4,715,000		4,723,682
Akron, Bath and Copley Joint Township Hospital District, Health Care
Facilities Revenue (Sumner on Ridgewood Project) (LOC; KBC Bank)	0.08	8/7/11	5,200,000	[a]	5,200,000
Ohio Higher Educational Facility Commission,
Revenue, CP (Cleveland Clinic Health System)	0.35	8/9/11	20,000,000		20,000,000
Ohio Higher Educational Facility Commission,
Revenue, CP (Cleveland Clinic Health System)	0.24	9/22/11	13,000,000		13,000,000
Puttable Floating Option Tax Exempt Receipts (Hamilton County,
Hospital Facilities Revenue (University Hospital)) (Liquidity
Facility; Bank of America and LOC; Bank of America)	0.16	8/7/11	13,580,000 [a,b,c]		13,580,000
Oregon—.5%
Salem Hospital Facility Authority, Revenue
(Capital Manor, Inc. Project) (LOC; Bank of America)	0.09	8/7/11	5,370,000	[a]	5,370,000
Salem Hospital Facility Authority, Revenue, Refunding
(Capital Manor, Inc. Project) (LOC; Bank of America)	0.10	8/7/11	8,260,000	[a]	8,260,000
Pennsylvania—11.4%
Berks County Municipal Authority, Revenue
(The Reading Hospital and Medical Center Project)	0.25	1/19/12	4,800,000		4,800,000
Bucks County Industrial Development Authority,
Revenue (Pennswood Village Project) (LOC; Bank of America)	0.11	8/7/11	8,600,000	[a]	8,600,000
Chester County Health and Education Facilities Authority, Mortgage
Revenue (Tel Hai Obligated Group Project) (LOC; M&T Trust)	0.07	8/7/11	6,430,000	[a]	6,430,000
Chester County Industrial Development Authority,
Revenue (Archdiocese of Philadelphia) (LOC; PNC Bank)	0.06	8/7/11	12,675,000	[a]	12,675,000
East Hempfield Township Industrial Development Authority,
Revenue (The Mennonite Home Project) (LOC; M&T Trust)	0.13	8/7/11	10,745,000	[a]	10,745,000
East Hempfield Township Industrial Development Authority,
Revenue (The Mennonite Home Project) (LOC; M&T Trust)	0.13	8/7/11	6,465,000	[a]	6,465,000
Emmaus General Authority (Pennsylvania Variable Rate Loan
Program) (Insured; Assured Guaranty Municipal Corp.
and Liquidity Facility; Wells Fargo Bank)	0.15	8/7/11	61,125,000	[a]	61,125,000

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)		Value ($)
Short-Term Investments (continued)
Pennsylvania (continued)
Emmaus General Authority, Local Government
Revenue (Bond Pool Program) (LOC; U.S. Bank NA)	0.08	8/7/11	8,600,000	[a]	8,600,000
Emmaus General Authority, Local Government
Revenue (Bond Pool Program) (LOC; U.S. Bank NA)	0.08	8/7/11	10,500,000	[a]	10,500,000
Emmaus General Authority, Local Government
Revenue (Bond Pool Program) (LOC; U.S. Bank NA)	0.08	8/7/11	10,600,000	[a]	10,600,000
Emmaus General Authority, Local Government
Revenue (Bond Pool Program) (LOC; U.S. Bank NA)	0.08	8/7/11	15,700,000	[a]	15,700,000
Emmaus General Authority, Local Government
Revenue (Bond Pool Program) (LOC; U.S. Bank NA)	0.08	8/7/11	11,800,000	[a]	11,800,000
Emmaus General Authority, Local Government
Revenue (Bond Pool Program) (LOC; U.S. Bank NA)	0.08	8/7/11	9,200,000	[a]	9,200,000
Emmaus General Authority, Local Government
Revenue (Bond Pool Program) (LOC; U.S. Bank NA)	0.08	8/7/11	12,200,000	[a]	12,200,000
Emmaus General Authority, Local Government
Revenue (Bond Pool Program) (LOC; U.S. Bank NA)	0.08	8/7/11	10,000,000	[a]	10,000,000
Emmaus General Authority, Local Government
Revenue (Bond Pool Program) (LOC; U.S. Bank NA)	0.08	8/7/11	9,400,000	[a]	9,400,000
Emmaus General Authority, Local Government
Revenue (Bond Pool Program) (LOC; U.S. Bank NA)	0.08	8/7/11	10,000,000	[a]	10,000,000
General Authority of South Central Pennsylvania,
Revenue (Lutheran Social Services of South
Central Pennsylvania Project) (LOC; M&T Trust)	0.13	8/7/11	15,985,000	[a]	15,985,000
Horizon Hospital System Authority, Senior Health and Housing
Facilities Revenue (Saint Paul Homes Project) (LOC; M&T Trust)	0.13	8/7/11	9,700,000	[a]	9,700,000
Lancaster County Hospital Authority, Health Center
Revenue (LUTHERCARE Project) (LOC; M&T Trust)	0.08	8/7/11	32,606,000	[a]	32,606,000
Lancaster County Hospital Authority, Revenue (Landis Home
Retirement Community Project) (LOC; M&T Trust)	0.13	8/7/11	7,970,000	[a]	7,970,000
Montgomery County Higher Education and Health Authority,
Revenue (Pennsylvania Higher Education and
Health Loan Program) (LOC; M&T Trust)	0.13	8/7/11	595,000	[a]	595,000
Pennsylvania Economic Development Financing Authority,
Revenue (Northwestern Human Services—Allegheny
Valley School, LLC Issue) (LOC; TD Bank)	0.35	8/1/11	7,900,000	[a]	7,900,000
Pennsylvania Housing Finance Agency, SFMR	0.45	9/22/11	8,000,000		8,000,000
Philadelphia School District, GO Notes,
Refunding (LOC; Barclays Bank PLC)	0.04	8/7/11	3,300,000	[a]	3,300,000
Ridley School District, GO Notes (LOC; TD Bank)	0.09	8/7/11	2,900,000	[a]	2,900,000
York General Authority, Revenue (Strand-Capitol
Performing Arts Center Project) (LOC; M&T Trust)	0.13	8/7/11	2,840,000	[a]	2,840,000
South Carolina—2.2%
Charleston County School District, GO Notes, BAN	1.50	11/14/11	11,190,000		11,228,541
Saint Peters Parish/Jasper County Public Facilities
Corporation, Instalment Purchase Revenue,
BAN (County Office Building Projects)	2.00	11/1/11	5,000,000		5,009,385

The Funds	43

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)		Value ($)
Short-Term Investments (continued)
South Carolina (continued)
South Carolina Jobs-Economic Development Authority, HR
(Conway Hospital, Inc.) (Insured; Assured Guaranty Municipal
Corp. and Liquidity Facility; Branch Banking and Trust Co.)	0.11	8/7/11	44,475,000	[a]	44,475,000
Tennessee—10.6%
Blount County Public Building Authority, Local Government
Public Improvement Revenue (Liquidity Facility;
Branch Banking and Trust Co.)	0.08	8/7/11	48,450,000	[a]	48,450,000
Blount County Public Building Authority, Local Government
Public Improvement Revenue (LOC; Branch Banking and Trust Co.)	0.08	8/7/11	9,420,000	[a]	9,420,000
Blount County Public Building Authority, Local Government
Public Improvement Revenue (LOC; Branch Banking and Trust Co.)	0.08	8/7/11	3,045,000	[a]	3,045,000
Blount County Public Building Authority, Local Government
Public Improvement Revenue (LOC; Branch Banking and Trust Co.)	0.08	8/7/11	6,000,000	[a]	6,000,000
Blount County Public Building Authority, Local Government
Public Improvement Revenue (LOC; Branch Banking and Trust Co.)	0.08	8/7/11	47,510,000	[a]	47,510,000
Knox County Health, Educational and Housing Facility Board,
HR, Refunding (Covenant Health) (LOC; Bank of America)	0.09	8/7/11	13,850,000	[a]	13,850,000
Metropolitan Government of Nashville and Davidson County Health
and Educational Facilities Board, Revenue (The Vanderbilt University)	0.05	8/7/11	25,355,000	[a]	25,355,000
Metropolitan Government of Nashville and Davidson County Health
and Educational Facilities Board, Revenue (The Vanderbilt University)	0.05	8/7/11	18,460,000	[a]	18,460,000
Metropolitan Government of Nashville and Davidson
County Health and Educational Facilities Board,
Revenue, Refunding (The Vanderbilt University)	0.05	8/7/11	15,030,000	[a]	15,030,000
Sevier County Public Building Authority, Local Government
Public Improvement Revenue (LOC; Bank of America)	0.09	8/7/11	17,900,000	[a]	17,900,000
Tennergy Corporation, Gas Revenue (Putters Program) (Liquidity
Facility; JPMorgan Chase Bank and LOC; JPMorgan Chase Bank)	0.17	8/7/11	12,205,000 [a,b,c]		12,205,000
Tennergy Corporation, Gas Revenue
(Putters Program) (LOC; BNP Paribas)	0.17	8/7/11	44,875,000 [a,b,c]		44,875,000
Tennessee, CP	0.12	11/3/11	25,810,000		25,810,000
Texas—16.1%
Harris County, GO Notes, TAN	1.50	2/29/12	33,000,000		33,256,311
Harris County Cultural Education Facilities Finance
Corporation, Revenue, CP (Methodist Healthcare)	0.37	8/4/11	22,500,000		22,500,000
Harris County Metropolitan Transportation Authority, CP
(Liquidity Facility; JPMorgan Chase Bank)	0.20	9/8/11	13,250,000		13,250,000
Houston, CP (Liquidity Facility; JPMorgan Chase Bank)	0.13	10/5/11	14,000,000		14,000,000
Houston, CP (LOC; JPMorgan Chase Bank)	0.10	10/4/11	10,000,000		10,000,000
Jefferson County Industrial Development Corporation,
Hurricane Ike Disaster Area Revenue (Jefferson
Refinery, LLC Project) (LOC; Branch Banking and Trust Co.)	0.50	9/29/11	53,000,000		53,000,000
JPMorgan Chase Putters/Drivers Trust (Texas, TRAN)
(Liquidity Facility; JPMorgan Chase Bank)	0.21	8/1/11	36,200,000 [a,b,c]		36,200,000

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)		Value ($)
Short-Term Investments (continued)
Texas (continued)
Lower Neches Valley Authority Industrial Development
Corporation, Revenue (ExxonMobil Project)	0.22	8/1/11	25,000,000	[a]	25,000,000
North Texas Tollway Authority, Revenue, CP (LOC; Bank of America)	0.23	9/2/11	20,000,000		20,000,000
North Texas Tollway Authority, Revenue, CP (LOC; Bank of America)	0.12	9/7/11	15,000,000		15,000,000
Puttable Floating Option Tax Exempt Receipts (Brazos County
Health Facilities Development Corporation, Revenue (Franciscan
Services Corporation Obligated Group)) (Liquidity Facility;
Bank of America and LOC; Bank of America)	0.16	8/7/11	7,000,000 [a,b,c]		7,000,000
RBC Municipal Products Inc. Trust (Harris County Cultural
Education Facilities Finance Corporation, HR, Refunding
(Memorial Hermann Healthcare System)) (Liquidity Facility;
Royal Bank of Canada and LOC; Royal Bank of Canada)	0.08	8/7/11	17,000,000 [a,b,c]		17,000,000
RBC Municipal Products Inc. Trust (Houston, Combined Utility
System First Lien Revenue, Refunding) (Liquidity Facility;
Royal Bank of Canada and LOC; Royal Bank of Canada)	0.08	8/7/11	21,000,000 [a,b,c]		21,000,000
San Antonio, Hotel Occupancy Tax Subordinate Lien
Revenue, Refunding (LOC; Wells Fargo Bank)	0.07	8/7/11	95,000	[a]	95,000
San Antonio, Water System Revenue, CP (Liquidity Facility:
Bank of America, State Street Bank and Trust Co. and U.S. Bank NA)	0.13	9/15/11	10,000,000		10,000,000
Tarrant County Cultural Education Facilities Finance
Corporation, HR (Baylor Health Care System
Project) (LOC; Northern Trust Company)	0.05	8/7/11	3,500,000	[a]	3,500,000
Tarrant County Cultural Education Facilities Finance
Corporation, Revenue (Texas Health Resources System)	0.06	8/7/11	6,500,000	[a]	6,500,000
Texas, TRAN	2.00	8/31/11	79,150,000		79,258,231
Texas Municipal Power Agency, Revenue, CP
(LOC: Bank of America and JPMorgan Chase Bank)	0.30	8/9/11	25,000,000		25,000,000
Texas Municipal Power Agency, Revenue, CP
(LOC: Bank of America and JPMorgan Chase Bank)	0.11	9/12/11	10,000,000		10,000,000
Texas Municipal Power Agency, Revenue, CP
(LOC: Bank of America and JPMorgan Chase Bank)	0.11	9/12/11	4,800,000		4,800,000
Texas Water Development Board, State Revolving Fund
Subordinate Lien Revenue (Liquidity Facility; Citibank NA)	0.07	8/7/11	10,940,000 [a,b,c]		10,940,000
Utah—1.6%
Murray City, HR (Intermountain Health Care Health Services, Inc.)	0.07	8/7/11	32,000,000	[a]	32,000,000
Utah Housing Finance Agency, MFHR, Refunding (Candlestick
Apartments Project) (Liquidity Facility; FNMA and LOC; FNMA)	0.12	8/7/11	6,400,000	[a]	6,400,000
Utah Transit Authority, Subordinated
Sales Tax Revenue (LOC; Fortis Bank)	0.28	8/1/11	5,100,000	[a]	5,100,000
Virginia—2.0%
Albemarle County Economic Development Authority, HR
(Martha Jefferson Hospital) (LOC; Wells Fargo Bank)	0.24	8/1/11	11,970,000	[a]	11,970,000
Richmond, CP (Liquidity Facility; Bank of America)	0.07	8/1/11	41,000,000		41,000,000

The Funds	45

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)		Value ($)
Short-Term Investments (continued)
Washington—1.9%
Puttable Floating Option Tax Exempt Receipts (Washington,
Various Purpose GO, Refunding) (Liquidity Facility; Bank of America)	0.11	8/7/11	6,060,000 [a,b,c]		6,060,000
Washington Health Care Facilities Authority, Revenue
(Swedish Health Services) (LOC; Citibank NA)	0.07	8/7/11	13,000,000	[a]	13,000,000
Washington Housing Finance Commission, Nonprofit
Revenue (Seattle Art Museum Project) (LOC; U.S. Bank NA)	0.04	8/7/11	11,600,000	[a]	11,600,000
Wells Fargo Stage Trust (Washington Health Care Facilities
Authority, Revenue (PeaceHealth)) (Liquidity Facility;
Wells Fargo Bank and LOC; Wells Fargo Bank)	0.08	8/7/11	19,995,000 [a,b,c]		19,995,000
Wisconsin—.6%
Byron, IDR, Refunding (Ocean Spray Cranberries, Inc.
Project) (LOC; Bank of America)	0.20	8/7/11	6,500,000	[a]	6,500,000
Milwaukee Redevelopment Authority, Redevelopment LR
(University of Wisconsin-Milwaukee Kenilworth
Project) (LOC; U.S. Bank NA)	0.08	8/7/11	6,340,000	[a]	6,340,000
Racine, Note Anticipation Note	1.50	12/28/11	3,500,000		3,513,023
Wyoming—.6%
Wyoming Student Loan Corporation, Student Loan
Revenue, Refunding (LOC; Royal Bank of Canada)	0.08	8/7/11	15,000,000	[a]	15,000,000
U.S. Related—1.6%
JPMorgan Chase Putters/Drivers Trust (Puerto Rico Commonwealth,
Public Improvement GO Notes) (Liquidity Facility; JPMorgan
Chase Bank and LOC; JPMorgan Chase Bank)	0.21	8/1/11	25,140,000 [a,b,c]		25,140,000
Puerto Rico Sales Tax Financing Corporation,
Sales Tax Revenue (Liquidity Facility; Citibank NA)	0.11	8/7/11	18,815,000 [a,b,c]		18,815,000

Total Investments (cost $2,702,326,149)			99.8%		2,702,326,149
Cash and Receivables (Net)			.2%		4,453,935
Net Assets			100.0%		2,706,780,084

See footnotes on page 54.
See notes to financial statements.

STATEMENT OF INVESTMENTS

July 31, 2011 (Unaudited)

Dreyfus California AMT-Free	Coupon	Maturity	Principal
Municipal Cash Management	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments—99.7%
California—94.1%
ABAG Finance Authority for Nonprofit Corporations,
Revenue (Eskaton Village-Roseville) (LOC; KBC Bank)	0.11	8/7/11	14,485,000[a]	14,485,000
ABAG Finance Authority for Nonprofit Corporations, Revenue
(Northbay Healthcare Group) (LOC; JPMorgan Chase Bank)	0.09	8/7/11	13,400,000[a]	13,400,000
ABAG Finance Authority for Nonprofit Corporations, Revenue
(Santa Cruz Montessori School) (LOC; Comerica Bank)	0.13	8/7/11	865,000[a]	865,000
ABAG Finance Authority for Nonprofit Corporations,
Revenue (The Branson School) (LOC; Northern Trust Company)	0.07	8/7/11	8,250,000[a]	8,250,000
ABAG Finance Authority for Nonprofit Corporations, Revenue,
Refunding (Eskaton Properties, Inc.) (LOC; U.S. Bank NA)	0.09	8/7/11	15,290,000[a]	15,290,000
Alameda County Industrial Development Authority, Recovery Zone
Facility Revenue (Dale Hardware, Inc. Project) (LOC; Comerica Bank)	0.11	8/7/11	2,670,000[a]	2,670,000
Alameda County Industrial Development Authority,
Revenue (Santini Foods, Inc. Project) (LOC; Comerica Bank)	0.11	8/7/11	2,900,000[a]	2,900,000
Beaumont Utility Authority, Revenue (Wastewater Enterprise
Project) (LOC; California State Teachers Retirement System)	0.06	8/7/11	1,270,000[a]	1,270,000
California, GO Notes (Kindergarten-University) (LOC; Citibank NA)	0.24	8/1/11	1,600,000[a]	1,600,000
California, GO Notes (Kindergarten-University) (LOC; Citibank NA)	0.06	8/7/11	1,200,000[a]	1,200,000
California, GO Notes (LOC; Citibank NA)	0.06	8/7/11	9,000,000[a]	9,000,000
California Economic Development Financing Authority, Revenue,
Refunding (KQED, Inc. Project) (LOC; Wells Fargo Bank)	0.17	8/7/11	200,000[a]	200,000
California Educational Facilities Authority, Revenue
(Chapman University) (LOC; Bank of America)	0.23	8/1/11	2,315,000[a]	2,315,000
California Educational Facilities Authority, Revenue
(Chapman University) (LOC; Bank of America)	0.23	8/1/11	8,960,000[a]	8,960,000
California Enterprise Development Authority, IDR
(JBR, Inc. Project) (LOC; U.S. Bank NA)	0.11	8/7/11	4,000,000[a]	4,000,000
California Enterprise Development Authority, IDR (Ramar
International Corporation Project) (LOC; Bank of the West)	0.11	8/7/11	4,220,000[a]	4,220,000
California Enterprise Development Authority, IDR
(Tri Tool Inc. Project) (LOC; Comerica Bank)	0.16	8/7/11	10,000,000[a]	10,000,000
California Enterprise Development Authority, Recovery Zone
Facility Revenue (Regional Properties, Inc. Project) (LOC; FHLB)	0.11	8/7/11	13,400,000[a]	13,400,000
California Infrastructure and Economic Development Bank,
IDR (Kennfoods USA, LLC Project) (LOC; Bank of the West)	0.11	8/7/11	2,440,000[a]	2,440,000
California Infrastructure and Economic Development Bank,
Revenue (Saddleback Valley Christian Schools Project) (LOC; FHLB)	0.11	8/7/11	5,000,000[a]	5,000,000
California Infrastructure and Economic Development Bank,
Revenue, Refunding (Los Angeles County Museum of
Natural History Foundation) (LOC; Wells Fargo Bank)	0.18	8/1/11	3,000,000[a]	3,000,000

The Funds	47

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus California AMT-Free	Coupon	Maturity	Principal
Municipal Cash Management (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)
California (continued)
California Infrastructure and Economic Development Bank,
Revenue, Refunding (Los Angeles County Museum of
Natural History Foundation) (LOC; Wells Fargo Bank)	0.18	8/1/11	2,000,000	[a]	2,000,000
California Infrastructure and Economic Development Bank,
Revenue, Refunding (Pacific Gas and Electric Company)
(LOC; Sumitomo Mitsui Bank Corporation)	0.18	8/1/11	8,000,000	[a]	8,000,000
California Municipal Finance Authority, Revenue (Notre Dame
High School, San Jose) (LOC; Comerica Bank)	0.13	8/7/11	1,000,000	[a]	1,000,000
California Municipal Finance Authority, Revenue
(Trinity School) (LOC; Comerica Bank)	0.13	8/7/11	715,000	[a]	715,000
California Pollution Control Financing Authority,
SWDR (Athens Services Project) (LOC; Wells Fargo Bank)	0.08	8/7/11	28,065,000	[a]	28,065,000
California Pollution Control Financing Authority, SWDR
(Big Bear Disposal, Inc. Project) (LOC; Union Bank NA)	0.11	8/7/11	1,125,000	[a]	1,125,000
California Pollution Control Financing Authority, SWDR
(Garden City Sanitation, Inc. Project) (LOC; Comerica Bank)	0.11	8/7/11	2,635,000	[a]	2,635,000
California Pollution Control Financing Authority, SWDR
(Garden City Sanitation, Inc. Project) (LOC; Union Bank NA)	0.11	8/7/11	8,450,000	[a]	8,450,000
California Pollution Control Financing Authority, SWDR
(Mission Trail Waste Systems, Inc. Project) (LOC; Comerica Bank)	0.11	8/7/11	3,140,000	[a]	3,140,000
California Pollution Control Financing Authority,
SWDR, Refunding (BLT Enterprises of
Fremont LLC Project) (LOC; Union Bank NA)	0.11	8/7/11	9,255,000	[a]	9,255,000
California Pollution Control Financing Authority, SWDR,
Refunding (MarBorg Industries Project) (LOC; Union Bank NA)	0.11	8/7/11	3,345,000	[a]	3,345,000
California School Cash Reserve Program Authority, Revenue	2.50	1/31/12	20,000,000		20,148,656
California School Cash Reserve Program Authority, Revenue	2.00	2/1/12	9,100,000		9,161,057
California State University Institute, CP (LOC: JPMorgan
Chase Bank and State Street Bank and Trust Co.)	0.25	8/1/11	3,720,000		3,720,000
California Statewide Communities Development
Authority, Revenue (Kaiser Permanente)	0.04	8/7/11	1,700,000	[a]	1,700,000
California Statewide Communities Development
Authority, Revenue (Kaiser Permanente)	0.04	8/7/11	1,400,000	[a]	1,400,000
California Statewide Communities Development
Authority, Revenue (Kaiser Permanente)	0.05	8/7/11	1,550,000	[a]	1,550,000
California Statewide Communities Development Authority,
Revenue (The Pegasus School) (LOC; Bank of America)	0.27	8/7/11	1,040,000	[a]	1,040,000
California Statewide Communities Development Authority,
Revenue (Trinity Children and Family Services Project)
(LOC; California State Teachers Retirement System)	0.20	8/7/11	500,000	[a]	500,000
California Statewide Communities Development
Authority, Revenue, CP (Kaiser Permanente)	0.13	10/6/11	1,500,000		1,500,000
California Statewide Communities Development
Authority, Revenue, CP (Kaiser Permanente)	0.20	12/7/11	7,000,000		7,000,000

Dreyfus California AMT-Free	Coupon	Maturity	Principal
Municipal Cash Management (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)
California (continued)
California Statewide Communities Development
Authority, Revenue, CP (Kaiser Permanente)	0.26	2/16/12	8,000,000		8,000,000
California Statewide Communities Development
Authority, Revenue, CP (Kaiser Permanente)	0.30	2/16/12	2,200,000		2,200,000
Golden State Tobacco Securitization Corporation, Enhanced Tobacco
Settlement Asset-Backed Bonds (Insured; Berkshire Hathaway
Assurance Corporation and Liquidity Facility; Citibank NA)	0.12	8/7/11	4,450,000 [a,b,c]		4,450,000
Lake Elsinore Recreation Authority, Revenue, Refunding
(Public Facilities Project) (LOC; California State
Teachers Retirement System)	0.06	8/7/11	8,505,000	[a]	8,505,000
Los Angeles, COP (Kadima Hebrew Academy) (LOC; U.S. Bank NA)	0.06	8/7/11	1,800,000	[a]	1,800,000
Los Angeles, GO Notes, TRAN	2.50	3/30/12	1,600,000		1,623,143
Los Angeles Department of Water and Power,
Power System Revenue (Liquidity Facility; Bank of America)	0.26	8/1/11	7,250,000	[a]	7,250,000
Madera Public Financing Authority, LR (Madera Municipal
Golf Course Refinancing Project) (LOC; California
State Teachers Retirement System)	0.09	8/7/11	2,980,000	[a]	2,980,000
Menlo Park Community Development Agency, Tax Allocation
Revenue, Refunding (Las Pulgas Community Development
Project) (LOC; State Street Bank and Trust Co.)	0.33	8/1/11	8,800,000	[a]	8,800,000
Pittsburg Redevelopment Agency, Subordinate Tax Allocation
Revenue (Los Medanos Community Development Project)
(Liquidity Facility: California State Teachers Retirement
System and State Street Bank and Trust Co.)	0.33	8/1/11	16,515,000	[a]	16,515,000
Puttable Floating Option Tax Exempt Receipts (California Statewide
Communities Development Authority, MFHR (La Mision Village
Apartments Project)) (Liquidity Facility; FHLMC and LOC; FHLMC)	0.25	8/7/11	1,240,000 [a,b,c]		1,240,000
Puttable Floating Option Tax Exempt Receipts (California Statewide
Communities Development Authority, Revenue (Japanese American
National Museum)) (Liquidity Facility; Merrill Lynch Capital
Services and LOC; Merrill Lynch Capital Services)	0.31	8/7/11	4,215,000 [a,b,c]		4,215,000
Puttable Floating Option Tax Exempt Receipts (Sacramento City
Financing Authority, Revenue, Refunding (Master Lease
Program Facilities) (Liquidity Facility; Merrill Lynch
International Bank and LOC; Bank of America)	0.16	8/7/11	3,500,000 [a,b,c]		3,500,000
Richmond, Wastewater Revenue, Refunding (LOC; Union Bank NA)	0.10	8/7/11	755,000	[a]	755,000
Riverside County Transportation Commission, Sales Tax
Revenue (Liquidity Facility; JPMorgan Chase Bank)	0.07	8/7/11	9,500,000	[a]	9,500,000
Sacramento County Housing Authority, MFHR,
Refunding (Stonebridge Apartments) (LOC; FNMA)	0.17	8/7/11	4,100,000	[a]	4,100,000
San Diego County, COP (Museum of Contemporary Art
San Diego) (LOC; Northern Trust Company)	0.08	8/7/11	3,250,000	[a]	3,250,000
San Diego County and San Diego County School Districts,
Program Note Participations, TRAN	2.00	4/30/12	14,000,000		14,148,606

The Funds	49

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus California AMT-Free	Coupon	Maturity	Principal
Municipal Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)
Short-Term Investments (continued)
California (continued)
San Jose Redevelopment Agency, MFHR (101 San Fernando
Apartments) (Liquidity Facility; Citibank NA and LOC; Citibank NA)	0.18	8/7/11	13,000,000 [a,b,c]	13,000,000
Sausalito, MFHR (Rotary Village Senior
Housing Project) (LOC; Bank of the West)	0.06	8/7/11	2,140,000[a]	2,140,000
West Covina Public Financing Authority, LR, Refunding (Public Facilities
Project) (LOC; California State Teachers Retirement System)	0.12	8/7/11	1,480,000[a]	1,480,000
U.S. Related—5.6%
JPMorgan Chase Putters/Drivers Trust (Puerto Rico Commonwealth,
Public Improvement GO Notes) (Liquidity Facility; JPMorgan
Chase Bank and LOC; JPMorgan Chase Bank)	0.21	8/1/11	4,900,000 [a,b,c]	4,900,000
Puerto Rico Sales Tax Financing Corporation,
Sales Tax Revenue (Liquidity Facility; Citibank NA)	0.11	8/7/11	3,700,000 [a,b,c]	3,700,000
Puerto Rico Sales Tax Financing Corporation,
Sales Tax Revenue (Liquidity Facility; Citibank NA)	0.11	8/7/11	12,815,000 [a,b,c]	12,815,000

Total Investments (cost $380,781,462)			99.7%	380,781,462
Cash and Receivables (Net)			.3%	1,308,169
Net Assets			100.0%	382,089,631

See footnotes on page 54.
See notes to financial statements.

STATEMENT OF INVESTMENTS

July 31, 2011 (Unaudited)

Dreyfus New York AMT-Free	Coupon	Maturity	Principal
Municipal Cash Management	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments—103.4%
New York—98.8%
Albany Industrial Development Agency, Civic Facility Revenue
(Living Resources Corporation Project) (LOC; HSBC Bank USA)	0.06	8/7/11	3,000,000[a]	3,000,000
Albany Industrial Development Agency, Civic Facility Revenue
(The College of Saint Rose Project) (LOC; Bank of America)	0.10	8/7/11	2,700,000[a,d]	2,700,000
Broome County Industrial Development Agency, Continuing Care
Retirement Community Revenue (Good Shepherd Village
at Endwell, Inc. Project) (LOC; M&T Trust)	0.13	8/7/11	3,250,000[a]	3,250,000
Cayuga County, GO Notes, BAN	1.50	2/10/12	3,500,000	3,509,101
Dutchess County Industrial Development Agency, Civic Facility Revenue
(Anderson Foundation for Autism, Inc. Project) (LOC; M&T Trust)	0.13	8/7/11	4,285,000[a]	4,285,000
East Farmingdale Volunteer Fire Company Inc.,
Volunteer Fire Department Revenue (LOC; Citibank NA)	0.32	8/7/11	4,255,000[a]	4,255,000
Elmira City School District, GO Notes, BAN	1.75	2/15/12	1,000,000[d]	1,003,190
Franklin County Industrial Development Agency, Civic Facility
Revenue (Paul Smith’s College Project) (LOC; U.S. Bank NA)	0.12	8/7/11	445,000[a]	445,000
Franklin County Industrial Development Agency, Civic Facility
Revenue (Trudeau Institute, Inc. Project) (LOC; HSBC Bank USA)	0.16	8/7/11	1,925,000[a]	1,925,000
Guilderland Central School District, GO Notes, TAN	0.75	10/20/11	2,200,000[d]	2,201,664
JPMorgan Chase Putter/Drivers Trust (New York City Transitional
Finance Authority, Future Tax Secured Revenue, Refunding)
(Liquidity Facility; JPMorgan Chase Bank)	0.21	8/1/11	2,500,000 [a,b,c]	2,500,000
Medina Central School District, GO Notes, BAN	1.50	6/22/12	2,050,000[d]	2,061,750
Metropolitan Transportation Authority, Dedicated Tax Fund
Revenue, Refunding (LOC; Bank of Tokyo-Mitsubishi UFJ)	0.05	8/7/11	5,000,000[a]	5,000,000
Metropolitan Transportation Authority, Transportation
Revenue, CP (LOC; Barclays Bank PLC)	0.19	9/1/11	4,000,000	4,000,000
Mexico Central School District, GO Notes, BAN	1.25	8/5/11	1,300,000[d]	1,300,056
Monroe County Industrial Development Agency, Civic Facility Revenue
(Association for the Blind and Visually Impaired—Goodwill Industries
of Greater Rochester, Inc. Project) (LOC; JPMorgan Chase Bank)	0.13	8/7/11	3,705,000[a]	3,705,000
Monroe County Industrial Development Agency, Civic Facility Revenue
(Saint Ann’s Home for the Aged Project) (LOC; HSBC Bank USA)	0.10	8/7/11	3,575,000[a]	3,575,000
Monroe County Industrial Development Agency, Revenue
(Collegiate Housing Foundation—Rochester, L.L.C.—Rochester
Institute of Technology Project) (LOC; Wells Fargo Bank)	0.08	8/7/11	3,200,000[a,d]	3,200,000
New York City, GO Notes (Liquidity Facility; Bank of Nova Scotia)	0.14	8/7/11	7,000,000[a]	7,000,000
New York City, GO Notes (Liquidity Facility; Wells Fargo Bank)	0.19	8/1/11	2,400,000[a]	2,400,000
New York City, GO Notes (LOC; Bank of America)	0.35	8/1/11	3,275,000[a]	3,275,000
New York City, GO Notes (LOC; California Public
Employees Retirement System)	0.30	8/1/11	5,500,000[a]	5,500,000
New York City Capital Resource Corporation, Revenue
(Loan Enhanced Assistance Program) (LOC; Bank of America)	0.13	8/7/11	1,595,000[a,d]	1,595,000
New York City Capital Resource Corporation, Revenue (Loan Enhanced
Assistance Program) (Village Center for Care) (LOC; Bank of America)	0.13	8/7/11	1,025,000[a]	1,025,000
New York City Housing Development Corporation,
Residential Revenue (Queens College Residences) (LOC; FHLB)	0.06	8/7/11	14,865,000[a,d]	14,865,000

The Funds	51

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus New York AMT-Free	Coupon	Maturity	Principal
Municipal Cash Management (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)
New York (continued)
New York City Industrial Development Agency, Civic Facility
Revenue (Birch Wathen Lenox School Project) (LOC; TD Bank)	0.11	8/7/11	4,450,000	[a,d]	4,450,000
New York City Industrial Development Agency,
Civic Facility Revenue (Sephardic Community
Youth Center, Inc. Project) (LOC; M&T Trust)	0.13	8/7/11	4,700,000	[a]	4,700,000
New York City Industrial Development Agency,
Civic Facility Revenue (Spence-Chapin, Services
to Families and Children Project) (LOC; TD Bank)	0.13	8/7/11	3,200,000	[a]	3,200,000
New York City Municipal Water Finance Authority, CP
(Liquidity Facility; JPMorgan Chase Bank)	0.13	10/28/11	5,000,000		5,000,000
New York City Municipal Water Finance Authority, Water and
Sewer System Second General Resolution Revenue
(Liquidity Facility; California State Teachers Retirement System)	0.18	8/1/11	3,760,000	[a]	3,760,000
New York City Municipal Water Finance Authority,
Water and Sewer System Second General Resolution
Revenue (Liquidity Facility; U.S. Bank NA)	0.15	8/1/11	1,650,000	[a]	1,650,000
New York City Transitional Finance Authority, Revenue (New York
City Recovery) (Liquidity Facility; Royal Bank of Canada)	0.22	8/1/11	7,770,000	[a]	7,770,000
New York Liberty Development Corporation,
Liberty Revenue (World Trade Center Project)	0.35	2/1/12	5,000,000		5,000,000
New York Liberty Development Corporation, Liberty Revenue
(World Trade Center Project) (LOC; JPMorgan Chase Bank)	0.08	8/7/11	1,160,000	[a]	1,160,000
New York State Dormitory Authority, Consolidated Fifth General
Resolution Revenue (City University System) (LOC; TD Bank)	0.04	8/7/11	7,000,000	[a,d]	7,000,000
New York State Dormitory Authority, HR,
Refunding (Interfaith Medical Center)	4.75	2/15/12	700,000		715,016
New York State Dormitory Authority, Revenue (Catholic Health
System Obligated Group) (LOC; HSBC Bank USA)	0.06	8/7/11	3,885,000	[a]	3,885,000
New York State Dormitory Authority, Revenue
(Mental Health Services Facilities Improvement)	5.00	2/15/12	665,000		680,155
New York State Housing Finance Agency, Housing
Revenue (Baisley Park Gardens) (LOC; Citibank NA)	0.07	8/7/11	2,200,000	[a]	2,200,000
New York State Urban Development Corporation,
Service Contract Revenue, Refunding	5.00	1/1/12	300,000		305,310
New York State Urban Development Corporation, State Personal
Income Tax Revenue (State Facilities and Equipment)	5.25	3/15/12	275,000		283,094
Niagara Wheatfield Central School District, GO Notes, RAN	1.13	9/30/11	1,100,000	[d]	1,100,851
Olean, GO Notes, BAN	1.50	8/11/11	1,500,000		1,500,079
Orange County Industrial Development Agency, Civic Facility
Revenue (Tuxedo Park School Project) (LOC; M&T Trust)	0.13	8/7/11	1,000,000	[a]	1,000,000
Port Authority of New York and New Jersey
(Consolidated Bonds, 164th Series)	5.00	9/1/11	500,000		501,913

Dreyfus New York AMT-Free	Coupon	Maturity	Principal
Municipal Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)
Short-Term Investments (continued)
New York (continued)
Port Authority of New York and New Jersey, Equipment Notes	0.13	8/7/11	2,800,000[a]	2,800,000
Putnam County Industrial Development Agency,
Civic Facility Revenue (United Cerebral Palsy of
Putnam and Southern Dutchess Project) (LOC; TD Bank)	0.07	8/7/11	3,800,000[a]	3,800,000
Ramapo, GO Notes, BAN	2.00	12/13/11	2,700,000	2,712,065
Riverhead Industrial Development Agency, Civic Facility
Revenue (Central Suffolk Hospital Project) (LOC; HSBC Bank USA)	0.06	8/7/11	2,500,000[a]	2,500,000
Salina, GO Notes, BAN	1.50	6/22/12	1,493,000	1,502,628
Syracuse Industrial Development Agency,
Civic Facility Revenue (Community Development
Properties-Larned Project) (LOC; M&T Trust)	0.14	8/7/11	1,600,000[a]	1,600,000
Westchester County Industrial Development Agency,
Civic Facility Revenue (The Masters School
Civic Facility) (LOC; JPMorgan Chase Bank)	0.10	8/7/11	2,055,000[a,d]	2,055,000
U.S. Related—4.6%
Puerto Rico Sales Tax Financing Corporation,
Sales Tax Revenue (Liquidity Facility; Citibank NA)	0.11	8/7/11	4,595,000 [a,b,c]	4,595,000
Puttable Floating Option Tax Exempt Receipts
(Puerto Rico Electric Power Authority, Power Revenue)
(Liquidity Facility; Bank of America and LOC; Bank of America)	0.16	8/7/11	2,935,000 [a,b,c]	2,935,000

Total Investments (cost $167,936,872)			103.4%	167,936,872
Liabilities, Less Cash and Receivables			(3.4%)	(5,552,931)
Net Assets			100.0%	162,383,941

See footnotes on page 54.
See notes to financial statements.

The Funds	53

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Abbreviations

ABAG		Association of Bay Area Governments			ACA	American Capital Access
AGC		ACE Guaranty Corporation			AGIC	Asset Guaranty Insurance Company
AMBAC		American Municipal Bond Assurance Corporation			ARRN	Adjustable Rate Receipt Notes
BAN		Bond Anticipation Notes			BPA	Bond Purchase Agreement
CIFG		CDC Ixis Financial Guaranty			COP	Certificate of Participation
CP		Commercial Paper			EDR	Economic Development Revenue
EIR		Environmental Improvement Revenue			FGIC	Financial Guaranty Insurance Company
FHA		Federal Housing Administration			FHLB	Federal Home Loan Bank
FHLMC		Federal Home Loan Mortgage Corporation			FNMA	Federal National Mortgage Association
GAN		Grant Anticipation Notes			GIC	Guaranteed Investment Contract
GNMA		Government National Mortgage Association			GO	General Obligation
HR		Hospital Revenue			IDB	Industrial Development Board
IDC		Industrial Development Corporation			IDR	Industrial Development Revenue
LOC		Letter of Credit			LOR	Limited Obligation Revenue
LR		Lease Revenue			MFHR	Multi-Family Housing Revenue
MFMR		Multi-Family Mortgage Revenue			PCR	Pollution Control Revenue
PILOT		Payment in Lieu of Taxes			PUTTERS	Puttable Tax-Exempt Receipts
RAC		Revenue Anticipation Certificates			RAN	Revenue Anticipation Notes
RAW		Revenue Anticipation Warrants			RRR	Resources Recovery Revenue
SAAN		State Aid Anticipation Notes			SBPA	Standby Bond Purchase Agreement
SFHR		Single Family Housing Revenue			SFMR	Single Family Mortgage Revenue
SONYMA		State of New York Mortgage Agency			SWDR	Solid Waste Disposal Revenue
TAN		Tax Anticipation Notes			TAW	Tax Anticipation Warrants
TRAN		Tax and Revenue Anticipation Notes			XLCA	XL Capital Assurance

Summary of Combined Ratings (Unaudited)
Value (%)†
							Dreyfus	Dreyfus
				Dreyfus	Dreyfus	Dreyfus	California	New York
				Municipal Cash	New York	Tax Exempt	AMT-Free	AMT-Free
				Management Municipal Cash		Cash	Municipal Cash Municipal Cash
Fitch	or Moody’s	or Standard & Poor’s		Plus	Management	Management	Management	Management
F1	+, F1	VMIG1, MIG1, P1	SP1+, SP1, A1+, A1	94.3	91.4	96.9	100.0	84.0
AAA, AA, Ae		Aaa, Aa, Ae	AAA, AA, Ae	1.0	2.6	2.9	—	1.5
Not Rated[f]		Not Rated[f]	Not Rated[f]	4.7	6.0	.2	—	14.5
				100.0	100.0	100.0	100.0	100.0

† Based on total investments.
a Variable rate demand note—rate shown is the interest rate in effect at July 31, 2011. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At July 31, 2011, Dreyfus Municipal Cash Management Plus amounted to $89,785,000 or 9.5%, Dreyfus NewYork Municipal Cash Management amounted to
$38,300,000 or 5.4%, Dreyfus Tax Exempt Cash Management amounted to $473,925,000 or 17.5%, Dreyfus California AMT-Free Municipal Cash Management amounted to
$47,820,000 or 12.5% and Dreyfus NewYork AMT-Free Municipal Cash Management amounted to $10,030,000 or 6.2% of net assets.
c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security.The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).
[d] At July 31, 2011, Dreyfus NewYork AMT-Free Municipal Cash Management had $43,532,511 or 26.8% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from education.
e Notes which are not F, MIG or SP rated are represented by bond ratings of the issuers.
f Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
(amounts in thousands, except Net Asset Value Per Share)

July 31, 2011 (Unaudited)

		Dreyfus	Dreyfus	Dreyfus	Dreyfus	Dreyfus
	Dreyfus	Cash	Government	Government	Treasury &	Treasury
	Cash	Management	Cash	Prime Cash	Agency Cash	Prime Cash
	Management	Plus, Inc.	Management	Management	Management	Management
Assets ($):
Investments at value—Note 1(a,b)†	24,561,995[a]	5,678,105[a]	20,248,578[a]	3,956,114	13,745,292[a]	14,473,683
Cash	2,326,579	2,114	37,700	17,774	1,384	3,900,018
Interest receivable	12,627	2,165	10,658	6,807	41,398	34,904
Receivable for investment securites sold	—	—	—	—	—	1,411,882
Prepaid expenses and other assets	228	147	195	97	139	196
	26,901,429	5,682,531	20,297,131	3,980,792	13,788,213	19,820,683
Liabilities ($):
Due to The Dreyfus Corporation
and affiliates—Note 2(c)	5,295	1,125	2,542	455	967	1,133
Payable for shares of Beneficial
Interest/Common Stock redeemed	3,439	3,215	12,889	10,713	2,950	33,692
Accrued expenses	111	82	170	95	95	17
	8,845	4,422	15,601	11,263	4,012	34,842
Net Assets ($)	26,892,584	5,678,109	20,281,530	3,969,529	13,784,201	19,785,841
Composition of Net Assets ($):
Paid-in capital	26,892,220	5,678,109	20,281,440	3,969,525	13,783,985	19,786,024
Accumulated net realized
gain (loss) on investments	364	—[b]	90	4	216	(183)
Net Assets ($)	26,892,584	5,678,109	20,281,530	3,969,529	13,784,201	19,785,841
Net Asset Value Per Share
Institutional Shares
Net Assets ($)	22,776,147	3,921,591	17,359,610	2,574,240	10,786,656	13,043,635
Shares Outstanding	22,775,835	3,921,591	17,359,563	2,574,241	10,786,489	13,043,754
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00	1.00
Investor Shares
Net Assets ($)	2,481,817	1,004,194	1,882,211	542,590	1,961,992	3,770,702
Shares Outstanding	2,481,788	1,004,194	1,882,206	542,590	1,961,959	3,770,743
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00	1.00

The Funds	55

STATEMENT OF ASSETS AND LIABILITIES (continued)
(amounts in thousands, except Net Asset Value Per Share)

July 31, 2011 (Unaudited)

		Dreyfus	Dreyfus	Dreyfus	Dreyfus	Dreyfus
	Dreyfus	Cash	Government	Government	Treasury &	Treasury
	Cash	Management	Cash	Prime Cash	Agency Cash	Prime Cash
	Management	Plus, Inc.	Management	Management	Management	Management
Net Asset Value Per Share (continued)
Administrative Shares
Net Assets ($)	644,571	512,582	559,429	388,869	478,411	522,995
Shares Outstanding	644,565	512,582	559,425	388,869	478,405	522,998
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00	1.00
Participant Shares
Net Assets ($)	672,914	234,730	378,586	413,351	470,574	2,390,099
Shares Outstanding	672,901	234,730	378,584	413,350	470,567	2,390,119
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00	1.00
Service Shares
Net Assets ($)	—	1	—	—	4,549	—
Shares Outstanding	—	1	—	—	4,549	—
Net Asset Value Per Share ($)	—	1.00	—	—	1.00	—
Select Shares
Net Assets ($)	—	5,010	—	—	15,588	—
Shares Outstanding	—	5,010	—	—	15,587	—
Net Asset Value Per Share ($)	—	1.00	—	—	1.00	—
Agency Shares
Net Assets ($)	317,135	1	101,694	50,479	29,522	58,410
Shares Outstanding	317,131	1	101,693	50,478	29,521	58,410
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00	1.00
Premier Shares
Net Assets ($)	—	—	—	—	36,909	—
Shares Outstanding	—	—	—	—	36,908	—
Net Asset Value Per Share ($)	—	—	—	—	1.00	—
† Investments at cost ($)	24,561,995	5,678,105	20,248,578	3,956,114	13,745,292	14,473,683

a Amount includes repurchase agreements of $1,800,000,000, $858,000,000, $5,194,000,000 and $6,982,000,000 for Dreyfus Cash Management, Dreyfus Cash Management
Plus, Inc., Dreyfus Government Cash Management and Dreyfus Treasury & Agency Cash Management, respectively, See Note 1(c).
b Amount represents less than $1,000.
See notes to financial statements.

				Dreyfus	Dreyfus
	Dreyfus	Dreyfus	Dreyfus	California	New York
Municipal Cash		New York	Tax Exempt	AMT-Free	AMT-Free
Management		Municipal Cash	Cash Municipal Cash		Municipal Cash
	Plus	Management	Management	Management	Management
Assets ($):
Investments at value—Note 1(a,b)†	952,733	703,760	2,702,326	380,781	167,937
Cash	2,801	899	3,843	1,399	569
Interest receivable	1,244	443	3,507	252	158
Receivable for investment securites sold	—	—	22,300	—	2,400
Prepaid expenses and other assets	42	25	79	11	45
	956,820	705,127	2,732,055	382,443	171,109
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)	154	116	423	64	24
Payable for investment securities purchased	10,035	—	24,700	—	7,000
Payable for shares of Beneficial Interest redeemed	2	770	71	250	1,674
Accrued expenses	52	46	81	39	27
	10,243	932	25,275	353	8,725
Net Assets ($)	946,577	704,195	2,706,780	382,090	162,384
Composition of Net Assets ($):
Paid-in capital	946,587	704,192	2,706,783	382,090	162,384
Accumulated net realized gain (loss) on investments	(10)	3	(3)	—[a]	—[a]
Net Assets ($)	946,577	704,195	2,706,780	382,090	162,384
Net Asset Value Per Share
Instititutional Shares
Net Assets ($)	271,827	409,557	2,315,571	232,774	100,374
Shares Outstanding	271,744	409,557	2,315,573	232,768	100,351
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00
Investor Shares
Net Assets ($)	232,531	246,052	304,268	104,471	35,877
Shares Outstanding	232,459	246,052	304,268	104,468	35,869
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00
Administrative Shares
Net Assets ($)	413,874	36,295	69,851	5,915	6,581
Shares Outstanding	413,747	36,295	69,851	5,915	6,580
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00
Participant Shares
Net Assets ($)	28,330	12,290	16,798	38,929	10
Shares Outstanding	28,321	12,290	16,798	38,927	10
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00
Agency Shares
Net Assets ($)	15	1	292	1	—
Shares Outstanding	15	1	292	1	—
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	—
Classic Shares
Net Assets ($)	—	—	—	—	19,542
Shares Outstanding	—	—	—	—	19,538
Net Asset Value Per Share ($)	—	—	—	—	1.00
† Investments at cost ($)	952,733	703,760	2,702,326	380,781	167,937

a Amount represents less than $1,000.
See notes to financial statements.

The Funds	57

STATEMENT OF OPERATIONS
(amounts in thousands)

Six Months Ended July 31, 2011 (Unaudited)

		Dreyfus	Dreyfus	Dreyfus	Dreyfus	Dreyfus
	Dreyfus	Cash	Government	Government	Treasury &	Treasury
	Cash	Management	Cash	Prime Cash	Agency Cash	Prime Cash
	Management	Plus, Inc.	Management	Management	Management	Management
Investment Income ($):
Interest Income	45,818	8,721	18,712	3,383	8,022	11,029
Expenses:
Management fee—Note 2(a)	29,663	5,996	21,159	4,262	13,041	21,314
Distribution fees—Note 2(b)	5,528	1,837	3,670	1,896	3,779	9,144
Custodian fees—Note 2(c)	486	124	298	92	220	311
Shareholder servicing costs—Note 2(c)	235	157	137	97	277	823
Registration fees	75	145	84	84	77	84
Prospectus and shareholders’ reports	64	47	60	23	42	78
Professional fees	54	35	50	27	41	51
Trustees’/Directors’ fees
and expenses—Note 2(d)	46	12	46	11	20	50
Miscellaneous	171	38	117	46	88	120
Total Expenses	36,322	8,391	25,621	6,538	17,585	31,975
Less—reduction in expenses
due to undertaking—Note 2(a)	(3,274)	(1,233)	(6,996)	(3,155)	(10,150)	(20,918)
Less—reduction in management fee
due to undertaking—Note 2(a)	—	(213)	—	—	—	—
Less—reduction in fees
due to earnings credits—Note 2(c)	(48)	(8)	(6)	(1)	—[a]	(32)
Net Expenses	33,000	6,937	18,619	3,382	7,435	11,025
Investment Income—Net	12,818	1,784	93	1	587	4
Realized and Unrealized Gain (Loss) on
Investments—Note 1(b) ($)	246	1,152	112	4	206	(241)
Net Increase (Decrease) in Net Assets
Resulting from Operations	13,064	2,936	205	5	793	(237)

a Amount represents less than $1,000.
See notes to financial statements.

				Dreyfus	Dreyfus
	Dreyfus	Dreyfus	Dreyfus	California	New York
	Municipal Cash	New York	Tax Exempt	AMT-Free	AMT-Free
	Management	Municipal Cash	Cash	Municipal Cash	Municipal Cash
	Plus	Management	Management	Management	Management
Investment Income ($):
Interest Income	1,441	1,134	4,140	577	244
Expenses:
Management fee—Note 2(a)	993	767	3,008	361	157
Distribution fees—Note 2(b)	564	393	462	238	105
Registration fees	48	27	77	20	24
Professional fees	39	44	40	23	27
Custodian fees—Note 2(c)	37	30	68	14	10
Shareholder servicing costs—Note 2(c)	21	9	321	7	3
Prospectus and shareholders’ reports	14	11	15	1	1
Trustees’ fees and expenses—Note 2(d)	4	3	11	1	1
Miscellaneous	20	18	57	11	9
Total Expenses	1,740	1,302	4,059	676	337
Less—reduction in expenses
due to undertakings—Note 2(a)	(413)	(319)	(599)	(179)	(109)
Less—reduction in fees due
to earnings credits—Note 2(c)	—[a]	—[a]	—[a]	—[a]	—[a]
Net Expenses	1,327	983	3,460	497	228
Investment Income—Net	114	151	680	80	16
Net Realized Gain (Loss) on
Investments—Note 1(b) ($)	—	—	(3)	—	—[a]
Net Increase in Net Assets
Resulting from Operations	114	151	677	80	16

a Amount represents less than $1,000.
See notes to financial statements.

The Funds	59

STATEMENT OF CHANGES IN NET ASSETS

(amounts in thousands)

	Dreyfus Cash Management		Dreyfus Cash Management Plus, Inc.
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	July 31, 2011	January 31,	July 31, 2011	January 31,
	(Unaudited)	2011	(Unaudited)	2011

Operations ($):
Investment income—net	12,818	38,190	1,784	9,451
Net realized gain (loss) on investments	246	120	1,152	391
Net Increase (Decrease) in Net Assets
Resulting from Operations	13,064	38,310	2,936	9,842
Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(12,754)	(37,737)	(1,760)	(8,750)
Investor Shares	(3)	(7)	—[a]	(45)
Administrative Shares	(43)	(380)	(24)	(656)
Participant Shares	—[a]	—[a]	—[a]	—[a]
Service Shares	—	—	—[a]	—[a]
Select Shares	—	—	—[a]	—[a]
Agency Shares	(18)	(66)	—[a]	—[a]
Total Dividends	(12,818)	(38,190)	(1,784)	(9,451)
Beneficial Interest/Capital Stock
Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	64,285,016	123,589,162	6,819,893	23,476,122
Investor Shares	5,476,796	12,189,202	837,490	1,216,590
Administrative Shares	886,614	2,512,448	724,020	2,161,668
Participant Shares	1,260,816	2,622,489	564,870	1,299,319
Service Shares	—	—	10,297	3,995,609
Select Shares	—	—	13,946	17,251
Agency Shares	436,181	97,436	155	—
Capital contribution from affiliate—Note 2(e):
Institutional Shares	—	—	—	11,794
Investor Shares	—	—	—	1,998
Administrative Shares	—	—	—	1,942
Participant Shares	—	—	—	996
Service Shares	—	—	—	43
Select Shares	—	—	—	20
Agency Shares	—	—	—	—[a]
Dividends reinvested:
Institutional Shares	2,448	7,089	627	3,128
Investor Shares	2	1	—[a]	42
Administrative Shares	12	158	18	510
Participant Shares	1	—[a]	—[a]	—[a]
Agency Shares	—[a]	1	—	—[a]
Cost of shares redeemed:
Institutional Shares	(66,023,640)	(133,375,106)	(7,640,821)	(22,540,093)
Investor Shares	(5,943,843)	(12,697,257)	(568,598)	(1,403,703)
Administrative Shares	(1,034,030)	(2,833,493)	(905,066)	(2,105,294)
Participant Shares	(1,203,815)	(2,597,285)	(555,224)	(1,401,952)
Service Shares	—	—	(14,435)	(3,993,324)
Select Shares	—	—	(14,112)	(16,859)
Agency Shares	(179,206)	(127,174)	(155)	—
Increase (Decrease) in Net Assets from
Beneficial Interest/Capital Stock Transactions	(2,036,648)	(10,612,329)	(727,095)	725,807
Total Increase (Decrease) In Net Assets	(2,036,402)	(10,612,209)	(725,943)	726,198
Net Assets ($):
Beginning of Period	28,928,986	39,541,195	6,404,052	5,677,854
End of Period	26,892,584	28,928,986	5,678,109	6,404,052

a Amount represents less than $1,000.
See notes to financial statements.

	Dreyfus Government		Dreyfus Government
	Cash Management		Prime Cash Management
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	July 31, 2011	January 31,	July 31, 2011	January 31,
	(Unaudited)	2011	(Unaudited)	2011
Operations ($):
Investment income—net	93	8,965	1	401
Net realized gain (loss) on investments	112	(22)	4	28
Net Increase (Decrease) in Net Assets
Resulting from Operations	205	8,943	5	429
Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(93)	(9,081)	(1)	(429)
Investor Shares	—[a]	(12)	—[a]	(6)
Administrative Shares	—[a]	(4)	—[a]	(6)
Participant Shares	—[a]	(2)	—[a]	(5)
Agency Shares	—[a]	(3)	—[a]	—[a]
Total Dividends	(93)	(9,102)	(1)	(446)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	42,971,083	139,127,297	5,985,024	14,494,310
Investor Shares	2,448,662	5,745,617	585,256	1,678,809
Administrative Shares	1,498,874	4,181,614	2,010,818	5,019,327
Participant Shares	1,203,241	2,053,947	397,901	1,163,525
Agency Shares	126,319	260,474	97,472	122,994
Dividends reinvested:
Institutional Shares	26	1,834	—[a]	57
Investor Shares	—[a]	8	—[a]	3
Administrative Shares	—[a]	3	—[a]	5
Participant Shares	—[a]	1	—[a]	4
Agency Shares	—	—[a]	—	—[a]
Cost of shares redeemed:
Institutional Shares	(46,140,530)	(142,562,963)	(6,202,504)	(14,850,094)
Investor Shares	(2,271,005)	(6,250,286)	(599,618)	(1,715,192)
Administrative Shares	(2,030,727)	(3,919,457)	(2,183,230)	(4,954,550)
Participant Shares	(1,355,465)	(1,862,507)	(460,888)	(1,392,977)
Agency Shares	(154,951)	(202,800)	(102,706)	(157,470)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(3,704,473)	(3,427,218)	(472,475)	(591,249)
Total Increase (Decrease) In Net Assets	(3,704,361)	(3,427,377)	(472,471)	(591,266)
Net Assets ($):
Beginning of Period	23,985,891	27,413,268	4,442,000	5,033,266
End of Period	20,281,530	23,985,891	3,969,529	4,442,000

a Amount represents less than $1,000.
See notes to financial statements.

The Funds	61

STATEMENT OF CHANGES IN NET ASSETS (continued)
(amounts in thousands)

	Dreyfus Treasury &		Dreyfus Treasury
	Agency Cash Management		Prime Cash Management
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	July 31, 2011	January 31,	July 31, 2011	January 31,
	(Unaudited)	2011	(Unaudited)	2011
Operations ($):
Investment income—net	587	508	4	15
Net realized gain (loss) on investments	206	45	(241)	58
Net Increase (Decrease) in Net Assets
Resulting from Operations	793	553	(237)	73
Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(453)	(549)	(3)	(78)
Investor Shares	(90)	(8)	—[a]	(20)
Administrative Shares	(20)	(2)	(1)	(6)
Participant Shares	(20)	(2)	—[a]	(13)
Service Shares	—[a]	—[a]	—	—
Select Shares	(1)	—[a]	—	—
Agency Shares	(1)	—[a]	—[a]	—[a]
Premier Shares	(2)	(1)	—	—
Total Dividends	(587)	(562)	(4)	(117)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	22,062,958	49,934,745	31,366,253	55,449,345
Investor Shares	4,806,277	10,365,713	8,185,741	9,217,693
Administrative Shares	995,328	2,395,745	1,290,366	3,143,989
Participant Shares	1,380,329	1,832,518	6,328,014	10,611,292
Service Shares	1,487	3,015	—	—
Select Shares	19,395	63,744	—	—
Agency Shares	18,602	41,114	80,610	117,080
Premier Shares	191,227	421,004	—	—
Dividends reinvested:
Institutional Shares	95	88	11	24
Investor Shares	14	1	5	10
Administrative Shares	10	1	1	3
Participant Shares	10	1	5	10
Service Shares	—[a]	—[a]	—	—
Agency Shares	—	—[a]	—[a]	—[a]
Cost of shares redeemed:
Institutional Shares	(19,220,689)	(54,005,747)	(33,338,211)	(59,184,393)
Investor Shares	(4,667,336)	(10,464,335)	(7,629,721)	(10,224,890)
Administrative Shares	(939,242)	(2,667,965)	(1,821,282)	(3,361,742)
Participant Shares	(1,327,910)	(1,934,704)	(6,101,309)	(11,046,691)
Service Shares	(2,108)	(3,104)	—	—
Select Shares	(22,916)	(69,446)	—	—
Agency Shares	(27,361)	(73,609)	(43,583)	(477,114)
Premier Shares	(206,495)	(429,918)	—	—
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	3,061,675	(4,591,139)	(1,683,100)	(5,755,384)
Total Increase (Decrease) In Net Assets	3,061,881	(4,591,148)	(1,683,341)	(5,755,428)
Net Assets ($):
Beginning of Period	10,722,320	15,313,468	21,469,182	27,224,610
End of Period	13,784,201	10,722,320	19,785,841	21,469,182

a Amount represents less than $1,000.
See notes to financial statements.

	Dreyfus Municipal		Dreyfus New York
	Cash Management Plus		Municipal Cash Management
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	July 31, 2011	January 31,	July 31, 2011	January 31,
	(Unaudited)	2011	(Unaudited)	2011
Operations ($):
Investment income—net	114	725	151	630
Net realized gain (loss) on investments	—	(10)	—	3
Net Increase (Decrease) in Net Assets
Resulting from Operations	114	715	151	633
Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(98)	(552)	(150)	(633)
Investor Shares	—[a]	(1)	—[a]	(10)
Administrative Shares	(16)	(175)	(1)	(18)
Participant Shares	—[a]	—[a]	—[a]	—[a]
Agency Shares	—[a]	—[a]	—[a]	—[a]
Total Dividends	(114)	(728)	(151)	(661)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	664,093	2,409,687	299,839	958,580
Investor Shares	194,884	453,364	181,268	588,954
Administrative Shares	405,296	812,902	17,584	70,541
Participant Shares	26,384	52,866	16,031	49,114
Agency Shares	—	—[a]	—	—
Dividends reinvested:
Institutional Shares	64	391	39	155
Investor Shares	—[a]	1	—[a]	9
Administrative Shares	15	172	1	17
Participant Shares	—[a]	—[a]	—[a]	—[a]
Agency Shares	—[a]	—[a]	—	—[a]
Cost of shares redeemed:
Institutional Shares	(755,180)	(2,407,108)	(349,668)	(1,088,380)
Investor Shares	(221,040)	(595,260)	(234,443)	(571,590)
Administrative Shares	(368,126)	(1,018,138)	(28,644)	(92,849)
Participant Shares	(20,573)	(53,364)	(25,538)	(39,529)
Agency Shares	—	(1,131)	—	—
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(74,183)	(345,618)	(123,531)	(124,978)
Total Increase (Decrease) In Net Assets	(74,183)	(345,631)	(123,531)	(125,006)
Net Assets ($):
Beginning of Period	1,020,760	1,366,391	827,726	952,732
End of Period	946,577	1,020,760	704,195	827,726

a Amount represents less than $1,000.
See notes to financial statements.

The Funds	63

STATEMENT OF CHANGES IN NET ASSETS (continued)
(amounts in thousands)

	Dreyfus Tax Exempt		Dreyfus California AMT-Free
	Cash Management		Municipal Cash Management
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	July 31, 2011	January 31,	July 31, 2011	January 31,
	(Unaudited)	2011	(Unaudited)	2011
Operations ($):
Investment income—net	680	2,768	80	234
Net realized gain (loss) on investments	(3)	—	—	—[a]
Net Increase (Decrease) in Net Assets
Resulting from Operations	677	2,768	80	234
Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(678)	(3,027)	(79)	(230)
Investor Shares	—[a]	(34)	—[a]	—[a]
Administrative Shares	(2)	(20)	(1)	(4)
Participant Shares	—[a]	(2)	—[a]	—[a]
Agency Shares	—[a]	—[a]	—[a]	—[a]
Total Dividends	(680)	(3,083)	(80)	(234)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	4,777,262	13,739,366	184,233	494,406
Investor Shares	235,256	582,597	161,153	80,508
Administrative Shares	55,334	121,922	13,560	117,701
Participant Shares	39,088	85,284	42,086	81,166
Agency Shares	250	514	—	—
Dividends reinvested:
Institutional Shares	259	1,294	72	225
Investor Shares	—[a]	20	—[a]	—[a]
Administrative Shares	2	16	1	3
Participant Shares	—	—[a]	—[a]	—[a]
Agency Shares	—	—[a]	—	—[a]
Cost of shares redeemed:
Institutional Shares	(5,292,619)	(14,292,820)	(86,865)	(498,235)
Investor Shares	(275,169)	(592,198)	(112,797)	(88,138)
Administrative Shares	(57,904)	(169,657)	(21,214)	(108,325)
Participant Shares	(31,222)	(103,434)	(50,937)	(89,455)
Agency Shares	(2)	(7,517)	—	—
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(549,465)	(634,613)	129,292	(10,144)
Total Increase (Decrease) In Net Assets	(549,468)	(634,928)	129,292	(10,144)
Net Assets ($):
Beginning of Period	3,256,248	3,891,176	252,798	262,942
End of Period	2,706,780	3,256,248	382,090	252,798

a Amount represents less than $1,000.
See notes to financial statements.

	Dreyfus New York AMT-Free
	Municipal Cash Management
	Six Months Ended	Year Ended
	July 31, 2011	January 31,
	(Unaudited)	2011
Operations ($):
Investment income—net	16	157
Net realized gain (loss) on investments	—[a]	—
Net Increase (Decrease) in Net Assets Resulting from Operations	16	157
Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(16)	(158)
Investor Shares	—[a]	(3)
Administrative Shares	—[a]	(4)
Participant Shares	—	—[a]
Classic Shares	—[a]	—[a]
Total Dividends	(16)	(165)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	129,130	167,755
Investor Shares	78,478	136,935
Administrative Shares	3,681	20,770
Classic Shares	65,857	179,313
Dividends reinvested:
Institutional Shares	12	110
Investor Shares	—[a]	1
Administrative Shares	—[a]	3
Classic Shares	—[a]	—[a]
Cost of shares redeemed:
Institutional Shares	(109,300)	(197,638)
Investor Shares	(92,730)	(160,329)
Administrative Shares	(5,060)	(20,958)
Classic Shares	(55,552)	(229,658)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	14,516	(103,696)
Settlement payment from unaffiliated third party†	—	36
Total Increase (Decrease) In Net Assets	14,516	(103,668)
Net Assets ($):
Beginning of Period	147,868	251,536
End of Period	162,384	147,868

†	See Note 6.
a	Amount represents less than $1,000.
See notes to financial statements.

The Funds	65

FINANCIAL HIGHLIGHTS (Unaudited)

The following tables describe the performance for each share class of each fund for the fiscal periods indicated.All information reflects financial results for a single fund share. Total return shows how much your investment in each fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the funds’ financial statements. Please note that the financial highlights information in the following tables for Dreyfus NewYork AMT-Free Municipal Cash Management’s Institutional, Investor and Classic shares represents the financial highlights of Dreyfus NewYork AMT-Free Municipal Cash Management’s predecessor, BNY Hamilton New York AMT-Free Municipal Money Fund (New York AMT-Free Municipal Money Fund), before Dreyfus NewYork AMT-Free Municipal Cash Management commenced operations as of the close of business on September 12, 2008, and represents the performance of Dreyfus New York AMT-Free Municipal Cash Management’s Institutional, Investor and Classic shares thereafter. Before Dreyfus NewYork AMT-Free Municipal Cash Management commenced operations, all of the assets of the New York AMT-Free Municipal Money Fund were transferred to Dreyfus New York AMT-Free Municipal Cash Management in exchange for Institutional, Investor and Classic shares of the fund in a tax-free reorganization.Total return shows how much your investment in Dreyfus NewYork AMT-Free Municipal Cash Management would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from Dreyfus NewYork AMT-Free Municipal Cash Management’s predecessor’s financial statements.

		Per Share Data ($)				Ratios/Supplemental Data (%)
								Ratio of Net
	Net Asset		Dividends Net Asset			Ratio of	Ratio of	Investment Net Assets
	Value	Net	from Net	Value		Total Expenses Net Expenses Income to			End of
	Beginning Investment Investment			End	Total	to Average	to Average	Average	Period
	of Period	Income	Income	of Period Return (%) Net Assets			Net Assets	Net Assets ($ x1,000,000)

Dreyfus Cash Management
Institutional Shares
Six Months Ended July 31, 2011	1.00	.001	(.001)	1.00	.10[a]	.21[a]	.21[a]	.10[a]	22,776
Year Ended January 31,
2011	1.00	.001	(.001)	1.00	.15	.21	.21	.14	24,512
2010	1.00	.004	(.004)	1.00	.41	.22	.22	.40	34,291
2009	1.00	.026	(.026)	1.00	2.65	.21	.21	2.56	31,821
2008	1.00	.051	(.051)	1.00	5.18	.20	.20	5.03	18,983
2007	1.00	.050	(.050)	1.00	5.07	.20	.20	4.98	11,063
Investor Shares
Six Months Ended July 31, 2011	1.00	.000[b]	(.000)[b]	1.00	.00[a,c]	.46[a]	.31[a]	.00[a,c]	2,482
Year Ended January 31,
2011	1.00	.000[b]	(.000)[b]	1.00	.00[c]	.46	.35	.00[c]	2,949
2010	1.00	.002	(.002)	1.00	.21	.47	.43	.23	3,457
2009	1.00	.024	(.024)	1.00	2.40	.47	.47	2.30	4,893
2008	1.00	.048	(.048)	1.00	4.92	.45	.45	4.78	3,194
2007	1.00	.047	(.047)	1.00	4.80	.45	.45	4.73	1,590
Administrative Shares
Six Months Ended July 31, 2011	1.00	.000[b]	(.000)[b]	1.00	.02[a]	.31[a]	.30[a]	.01[a]	645
Year Ended January 31,
2011	1.00	.001	(.001)	1.00	.05	.31	.30	.05	792
2010	1.00	.003	(.003)	1.00	.32	.32	.32	.31	1,113
2009	1.00	.025	(.025)	1.00	2.55	.31	.31	2.46	1,176
2008	1.00	.050	(.050)	1.00	5.08	.30	.30	4.93	638
2007	1.00	.049	(.049)	1.00	4.96	.30	.30	4.88	315
Participant Shares
Six Months Ended July 31, 2011	1.00	.000[b]	(.000)[b]	1.00	.00[a,c]	.61[a]	.31[a]	.00[a,c]	673
Year Ended January 31,
2011	1.00	.000[b]	(.000)[b]	1.00	.00[c]	.61	.36	.00[c]	616
2010	1.00	.001	(.001)	1.00	.14	.63	.52	.15	591
2009	1.00	.022	(.022)	1.00	2.24	.62	.62	2.15	1,052
2008	1.00	.047	(.047)	1.00	4.77	.60	.60	4.63	390
2007	1.00	.046	(.046)	1.00	4.65	.60	.60	4.58	206
Agency Shares
Six Months Ended July 31, 2011	1.00	.000[b]	(.000)[b]	1.00	.04[a]	.27[a]	.26[a]	.03[a]	317
Year Ended January 31,
2011	1.00	.001	(.001)	1.00	.09	.27	.27	.09	60
2010	1.00	.004	(.004)	1.00	.35	.29	.28	.42	90
2009	1.00	.026	(.026)	1.00	2.59	.28	.28	2.49	99
2008[d]	1.00	.016	(.016)	1.00	4.84[a]	.26[a]	.26[a]	4.97[a]	19

a	Annualized.
b	Amount represents less than $.001 per share.
c	Amount represents less than .01%.
[d]	From October 1, 2007 (commencement of initial offering) to January 31, 2008.
See notes to financial statements.

		Per Share Data ($)				Ratios/Supplemental Data (%)
								Ratio of Net
	Net Asset		Dividends Net Asset			Ratio of	Ratio of	Investment Net Assets
	Value	Net	from Net	Value		Total Expenses Net Expenses		Income	End of
	Beginning Investment Investment			End	Total	to Average	to Average	to Average	Period
	of Period	Income	Income	of Period Return (%) Net Assets			Net Assets	Net Assets ($ x1,000,000)

Dreyfus Cash Management Plus, Inc.
Institutional Shares
Six Months Ended July 31, 2011	1.00	.000[a]	(.000)[a]	1.00	.08[b]	.22[b]	.21[b]	.08[b]	3,922
Year Ended January 31,
2011	1.00	.002	(.002)	1.00	.19	.22	.16	.20	4,741
2010	1.00	.004	(.004)	1.00	.36[c]	.27	.25	.36	3,790
2009	1.00	.026	(.026)	1.00	2.66	.21	.21	2.80	3,822
2008	1.00	.051	(.051)	1.00	5.18	.20	.20	5.04	9,513
2007	1.00	.049	(.049)	1.00	5.06	.20	.20	4.95	6,495
Investor Shares
Six Months Ended July 31, 2011	1.00	.000[a]	(.000)[a]	1.00	.00[b,d]	.47[b]	.29[b]	.00[b,d]	1,004
Year Ended January 31,
2011	1.00	.000[a]	(.000)[a]	1.00	.01	.47	.35	.01	735
2010	1.00	.002	(.002)	1.00	.17[c]	.51	.46	.20	919
2009	1.00	.024	(.024)	1.00	2.40	.47	.47	2.54	1,487
2008	1.00	.048	(.048)	1.00	4.92	.45	.45	4.79	1,802
2007	1.00	.047	(.047)	1.00	4.80	.45	.45	4.70	1,658
Administrative Shares
Six Months Ended July 31, 2011	1.00	.000[a]	(.000)[a]	1.00	.00[b,d]	.32[b]	.28[b]	.01[b]	513
Year Ended January 31,
2011	1.00	.001	(.001)	1.00	.09	.32	.26	.10.	693
2010	1.00	.003	(.003)	1.00	.27[c]	.36	.35	.31	635
2009	1.00	.025	(.025)	1.00	2.55	.32	.32	2.69	1,091
2008	1.00	.050	(.050)	1.00	5.08	.30	.30	4.94	2,278
2007	1.00	.048	(.048)	1.00	4.95	.30	.30	4.85	1,148
Participant Shares
Six Months Ended July 31, 2011	1.00	.000[a]	(.000)[a]	1.00	.00[b,d]	.62[b]	.28[b]	.00[b,d]	235
Year Ended January 31,
2011	1.00	.000[a]	(.000)[a]	1.00	.00[d]	.62	.35	.00[d]	225
2010	1.00	.001	(.001)	1.00	.10[c]	.67	.55	.14	327
2009	1.00	.022	(.022)	1.00	2.25	.62	.62	2.39	1,034
2008	1.00	.047	(.047)	1.00	4.76	.60	.60	4.64	1,264
2007	1.00	.045	(.045)	1.00	4.64	.60	.60	4.55	941
Service Shares
Six Months Ended July 31, 2011	1.00	.000[a]	(.000)[a]	1.00	.00[b,d]	.72[b]	.28[b]	.00[b,d]	—[e]
Year Ended January 31,
2011	1.00	.000[a]	(.000)[a]	1.00	.00[d]	.71	.32	.00[d]	4
2010	1.00	.001	(.001)	1.00	.06[c]	.78	.63	.07	2
2009	1.00	.021	(.021)	1.00	2.14	.72	.72	2.29	7
2008[f]	1.00	.027	(.027)	1.00	3.82[b]	.70[b]	.70[b]	4.54[b]	70
Select Shares
Six Months Ended July 31, 2011	1.00	.000[a]	(.000)[a]	1.00	.00[b,d]	1.01[b]	.30[b]	.00[b,d]	5
Year Ended January 31,
2011	1.00	.000[a]	(.000)[a]	1.00	.00[d]	1.01	.35	.00[d]	5
2010	1.00	.000[a]	(.000)[a]	1.00	.02[c]	1.07	.75	.06	5
2009	1.00	.018	(.018)	1.00	1.84	1.04	1.04	1.97	28
2008[f]	1.00	.025	(.025)	1.00	3.57[b]	1.00[b]	1.00[b]	4.24[b]	—[e]
Agency Shares
Six Months Ended July 31, 2011	1.00	.000[a]	(.000)[a]	1.00	.02[b]	.31[b]	.30[b]	.00[b,d]	—[e]
Year Ended January 31,
2011	1.00	.001	(.001)	1.00	.13	.28	.26	.10	—[e]
2010	1.00	.003	(.003)	1.00	.30[c]	.33	.31	.30	—[e]
2009	1.00	.026	(.026)	1.00	2.60	.26	.26	2.75	—[e]
2008[g]	1.00	.016	(.016)	1.00	4.81[b]	.26[b]	.26[b]	4.98[b]	—[e]

a Amount represents less than $.001 per share.
b Annualized.
c If payment pursuant to the Capital Support Agreement was not made, total return would have been (1.65)% for Institutional Shares, (1.83)% for Investor Shares, (1.74)% for
Administrative Shares, (1.90)% for Participant Shares, (1.94)% for Service Shares, (1.98)% for Select Shares and (1.71)% for Agency Shares.
[d] Amount represents less than .01%.
e Amount represents less than $1 million.
f From June 29, 2007 (commencement of initial offering) to January 31, 2008.
g From October 1, 2007 (commencement of initial offering) to January 31, 2008.
See notes to financial statements.

The Funds	67

FINANCIAL HIGHLIGHTS (continued)

		Per Share Data ($)				Ratios/Supplemental Data (%)
								Ratio of Net
	Net Asset		Dividends Net Asset			Ratio of	Ratio of	Investment Net Assets
	Value	Net	from Net	Value		Total Expenses Net Expenses		Income	End of
	Beginning Investment Investment			End	Total	to Average	to Average to Average		Period
	of Period	Income	Income	of Period Return (%) Net Assets			Net Assets	Net Assets ($ x1,000,000)

Dreyfus Government
Cash Management
Institutional Shares
Six Months Ended July 31, 2011	1.00	.000[a]	(.000)[a]	1.00	.00[b,c]	.21[b]	.18[b]	.00[b,c]	17,360
Year Ended January 31,
2011	1.00	.000[a]	(.000)[a]	1.00	.04	.21	.21	.04	20,529
2010	1.00	.002	(.002)	1.00	.17	.22	.21	.18	23,963
2009	1.00	.020	(.020)	1.00	2.01	.22	.22	1.63	33,715
2008	1.00	.048	(.048)	1.00	4.93	.20	.20	4.73	9,303
2007	1.00	.049	(.049)	1.00	4.99	.20	.20	4.89	3,118
Investor Shares
Six Months Ended July 31, 2011	1.00	.000[a]	(.000)[a]	1.00	.00[b,c]	.46[b]	.17[b]	.00[b,c]	1,882
Year Ended January 31,
2011	1.00	.000[a]	(.000)[a]	1.00	.00[c]	.46	.25	.00[c]	1,705
2010	1.00	.000[a]	(.000)[a]	1.00	.03	.46	.37	.04	2,209
2009	1.00	.017	(.017)	1.00	1.76	.46	.46	1.39	4,058
2008	1.00	.046	(.046)	1.00	4.67	.45	.45	4.48	1,738
2007	1.00	.046	(.046)	1.00	4.72	.45	.45	4.64	909
Administrative Shares
Six Months Ended July 31, 2011	1.00	.000[a]	(.000)[a]	1.00	.00[b,c]	.31[b]	.18[b]	.00[b,c]	559
Year Ended January 31,
2011	1.00	.000[a]	(.000)[a]	1.00	.00[c]	.31	.25	.00[c]	1,091
2010	1.00	.001	(.001)	1.00	.10	.32	.29	.13	829
2009	1.00	.019	(.019)	1.00	1.91	.31	.31	1.54	2,258
2008	1.00	.047	(.047)	1.00	4.83	.30	.30	4.63	693
2007	1.00	.048	(.048)	1.00	4.88	.30	.30	4.79	320
Participant Shares
Six Months Ended July 31, 2011	1.00	.000[a]	(.000)[a]	1.00	.00[b,c]	.61[b]	.18[b]	.00[b,c]	379
Year Ended January 31,
2011	1.00	.000[a]	(.000)[a]	1.00	.00[c]	.61	.25	.00[c]	531
2010	1.00	.000[a]	(.000)[a]	1.00	.01	.62	.41	.01	339
2009	1.00	.016	(.016)	1.00	1.60	.61	.61	1.24	662
2008	1.00	.044	(.044)	1.00	4.51	.60	.60	4.33	445
2007	1.00	.045	(.045)	1.00	4.57	.60	.60	4.49	196
Agency Shares
Six Months Ended July 31, 2011	1.00	.000[a]	(.000)[a]	1.00	.00[b,c]	.27[b]	.17[b]	.00[b,c]	102
Year Ended January 31,
2011	1.00	.000[a]	(.000)[a]	1.00	.00[c]	.28	.25	.00[c]	130
2010	1.00	.001	(.001)	1.00	.13	.27	.26	.13	73
2009	1.00	.019	(.019)	1.00	1.96	.27	.27	1.58	86
2008[d]	1.00	.014	(.014)	1.00	4.30[b]	.26[b]	.26[b]	4.67[b]	2

a	Amount represents less than $.001 per share.
b	Annualized.
c	Amount represents less than .01%.
[d]	From October 1, 2007 (commencement of initial offering) to January 31, 2008.
See notes to financial statements.

		Per Share Data ($)				Ratios/Supplemental Data (%)
								Ratio of Net
	Net Asset		Dividends Net Asset			Ratio of	Ratio of	Investment Net Assets
	Value	Net	from Net	Value		Total Expenses Net Expenses		Income	End of
	Beginning Investment Investment			End	Total	to Average	to Average to Average		Period
	of Period	Income	Income	of Period Return (%) Net Assets			Net Assets	Net Assets ($ x1,000,000)

Dreyfus Government Prime
Cash Management
Institutional Shares
Six Months Ended July 31, 2011	1.00	.000[a]	(.000)[a]	1.00	.00[b,c]	.22[b]	.16[b]	.00[b,c]	2,574
Year Ended January 31,
2011	1.00	.000[a]	(.000)[a]	1.00	.01	.22	.20	.01	2,792
2010	1.00	.001	(.001)	1.00	.11	.23	.21	.12	3,147
2009	1.00	.019	(.019)	1.00	1.91	.22	.22	1.64	6,439
2008	1.00	.048	(.048)	1.00	4.91	.20	.20	4.67	2,327
2007	1.00	.048	(.048)	1.00	4.95	.20	.20	4.86	1,005
Investor Shares
Six Months Ended July 31, 2011	1.00	.000[a]	(.000)[a]	1.00	.00[b,c]	.47[b]	.16[b]	.00[b,c]	543
Year Ended January 31,
2011	1.00	.000[a]	(.000)[a]	1.00	.00[c]	.47	.22	.00[c]	557
2010	1.00	.000[a]	(.000)[a]	1.00	.00[c]	.48	.33	.00[c]	593
2009	1.00	.016	(.016)	1.00	1.66	.47	.47	1.39	1,178
2008	1.00	.046	(.046)	1.00	4.65	.45	.45	4.42	563
2007	1.00	.046	(.046)	1.00	4.69	.45	.45	4.61	275
Administrative Shares
Six Months Ended July 31, 2011	1.00	.000[a]	(.000)[a]	1.00	.00[b,c]	.33[b]	.16[b]	.00[b,c]	389
Year Ended January 31,
2011	1.00	.000[a]	(.000)[a]	1.00	.00[c]	.32	.22	.00[c]	561
2010	1.00	.000[a]	(.000)[a]	1.00	.04	.33	.29	.04	497
2009	1.00	.018	(.018)	1.00	1.81	.32	.32	1.54	693
2008	1.00	.047	(.047)	1.00	4.80	.30	.30	4.57	307
2007	1.00	.047	(.047)	1.00	4.85	.30	.30	4.76	314
Participant Shares
Six Months Ended July 31, 2011	1.00	.000[a]	(.000)[a]	1.00	.00[b,c]	.61[b]	.16[b]	.00[b,c]	413
Year Ended January 31,
2011	1.00	.000[a]	(.000)[a]	1.00	.00[c]	.62	.22	.00[c]	476
2010	1.00	.000[a]	(.000)[a]	1.00	.00[c]	.62	.33	.00[c]	706
2009	1.00	.015	(.015)	1.00	1.51	.62	.61	1.25	1,346
2008	1.00	.044	(.044)	1.00	4.49	.60	.60	4.27	711
2007	1.00	.044	(.044)	1.00	4.53	.60	.60	4.46	341
Agency Shares
Six Months Ended July 31, 2011	1.00	.000[a]	(.000)[a]	1.00	.00[b,c]	.27[b]	.15[b]	.00[b,c]	50
Year Ended January 31,
2011	1.00	.000[a]	(.000)[a]	1.00	.00[c]	.28	.21	.00[c]	56
2010	1.00	.001	(.001)	1.00	.06	.29	.26	.06	90
2009	1.00	.018	(.018)	1.00	1.85	.28	.28	1.58	41
2008[d]	1.00	.015	(.015)	1.00	4.33[b]	.26[b]	.26[b]	4.61[b]	10

a	Annualized.Amount represents less than $.001 per share.
b	Annualized.
c	Amount represents less than .01%.
[d]	From October 1, 2007 (commencement of initial offering) to January 31, 2008.
See notes to financial statements.

The Funds	69

FINANCIAL HIGHLIGHTS (continued)

		Per Share Data ($)				Ratios/Supplemental Data (%)
								Ratio of Net
	Net Asset		Dividends Net Asset			Ratio of	Ratio of	Investment Net Assets
	Value	Net	from Net	Value		Total Expenses Net Expenses Income to			End of
	Beginning Investment Investment			End	Total	to Average	to Average	Average	Period
	of Period	Income	Income	of Period Return (%) Net Assets			Net Assets	Net Assets ($ x1,000,000)

Dreyfus Treasury & Agency
Cash Management
Institutional Shares
Six Months Ended July 31, 2011	1.00	.000[a]	(.000)[a]	1.00	.02[b]	.21[b]	.11[b]	.01[b]	10,787
Year Ended January 31,
2011	1.00	.000[a]	(.000)[a]	1.00	.01	.22	.20	.01	7,944
2010	1.00	.001	(.001)	1.00	.07	.22	.21	.08	12,015
2009	1.00	.013	(.013)	1.00	1.27	.22	.22	1.09	16,461
2008	1.00	.046	(.046)	1.00	4.71	.20	.20	4.30	12,891
2007	1.00	.048	(.048)	1.00	4.89	.20	.20	4.80	3,429
Investor Shares
Six Months Ended July 31, 2011	1.00	.000[a]	(.000)[a]	1.00	.02[b]	.46[b]	.11[b]	.01[b]	1,962
Year Ended January 31,
2011	1.00	.000[a]	(.000)[a]	1.00	.00[c]	.46	.20	.00[c]	1,823
2010	1.00	.000[a]	(.000)[a]	1.00	.00[c]	.47	.29	.00[c]	1,922
2009	1.00	.010	(.010)	1.00	1.04	.47	.45	.86	3,317
2008	1.00	.044	(.044)	1.00	4.45	.45	.45	4.05	3,483
2007	1.00	.045	(.045)	1.00	4.63	.45	.45	4.55	1,471
Administrative Shares
Six Months Ended July 31, 2011	1.00	.000[a]	(.000)[a]	1.00	.02[b]	.32[b]	.12[b]	.01[b]	478
Year Ended January 31,
2011	1.00	.000[a]	(.000)[a]	1.00	.00[c]	.31	.20	.00[c]	422
2010	1.00	.000[a]	(.000)[a]	1.00	.02	.33	.27	.03	695
2009	1.00	.012	(.012)	1.00	1.17	.31	.31	1.00	1,355
2008	1.00	.045	(.045)	1.00	4.61	.30	.30	4.20	758
2007	1.00	.047	(.047)	1.00	4.79	.30	.30	4.70	141
Participant Shares
Six Months Ended July 31, 2011	1.00	.000[a]	(.000)[a]	1.00	.02[b]	.61[b]	.12[b]	.01[b]	471
Year Ended January 31,
2011	1.00	.000[a]	(.000)[a]	1.00	.00[c]	.61	.20	.00[c]	418
2010	1.00	.000[a]	(.000)[a]	1.00	.00[c]	.62	.28	.00[c]	520
2009	1.00	.009	(.009)	1.00	.93	.62	.54	.77	444
2008	1.00	.042	(.042)	1.00	4.30	.60	.60	3.90	288
2007	1.00	.044	(.044)	1.00	4.47	.60	.60	4.40	257
Service Shares
Six Months Ended July 31, 2011	1.00	.000[a]	(.000)[a]	1.00	.02[b]	.71[b]	.12[b]	.01[b]	5
Year Ended January 31,
2011	1.00	.000[a]	(.000)[a]	1.00	.00[c]	.71	.21	.00[c]	5
2010	1.00	.000[a]	(.000)[a]	1.00	.00[c]	.72	.28	.00[c]	5
2009	1.00	.009	(.009)	1.00	.86	.71	.66	.65	5
2008[d]	1.00	.023	(.023)	1.00	3.15[b]	.70[b]	.70[b]	3.80[b]	56
Select Shares
Six Months Ended July 31, 2011	1.00	.000[a]	(.000)[a]	1.00	.02[b]	1.01[b]	.12[b]	.01[b]	16
Year Ended January 31,
2011	1.00	.000[a]	(.000)[a]	1.00	.00[c]	1.01	.20	.00[c]	19
2010	1.00	.000[a]	(.000)[a]	1.00	.00[c]	1.02	.28	.00[c]	25
2009	1.00	.007	(.007)	1.00	.66	1.01	.87	.44	33
2008[d]	1.00	.021	(.021)	1.00	2.89[b]	1.00[b]	1.00[b]	3.50[b]	94
Agency Shares
Six Months Ended July 31, 2011	1.00	.000[a]	(.000)[a]	1.00	.02[b]	.27[b]	.12[b]	.01[b]	30
Year Ended January 31,
2011	1.00	.000[a]	(.000)[a]	1.00	.00[c]	.27	.20	.00[c]	38
2010	1.00	.000[a]	(.000)[a]	1.00	.03	.28	.24	.03	71
2009	1.00	.012	(.012)	1.00	1.21	.27	.27	1.04	63
2008[e]	1.00	.013	(.013)	1.00	3.92[b]	.26[b]	.26[b]	4.24[b]	—[f]
Premier Shares
Six Months Ended July 31, 2011	1.00	.000[a]	(.000)[a]	1.00	.02[b]	.52[b]	.12[b]	.01[b]	37
Year Ended January 31,
2011	1.00	.000[a]	(.000)[a]	1.00	.00[c]	.52	.20	.00[c]	52
2010	1.00	.000[a]	(.000)[a]	1.00	.00[c]	.53	.27	.00[c]	61
2009	1.00	.010	(.010)	1.00	1.00	.53	.48	.83	35
2008[e]	1.00	.012	(.012)	1.00	3.68[b]	.51[b]	.51[b]	3.99[b]	29

a	Amount represents less than $.001 per share.
b	Annualized.
c	Amount represents less than .01%.
[d]	From June 29, 2007 (commencement of initial offering) to January 31, 2008.
e	From October 1, 2007 (commencement of initial offering) to January 31, 2008.
f	Amount represents less than $1 million.
See notes to financial statements.

		Per Share Data ($)				Ratios/Supplemental Data (%)
								Ratio of Net
	Net Asset		Dividends Net Asset			Ratio of	Ratio of	Investment Net Assets
	Value	Net	from Net	Value		Total Expenses Net Expenses		Income	End of
	Beginning Investment Investment			End	Total	to Average	to Average to Average		Period
	of Period	Income	Income	of Period Return (%) Net Assets			Net Assets	Net Assets ($ x1,000,000)

Dreyfus Treasury
Prime Cash Management
Institutional Shares
Six Months Ended July 31, 2011	1.00	.000[a]	(.000)[a]	1.00	.00[b,c]	.22[c]	.10[c]	.00[b,c]	13,044
Year Ended January 31,
2011	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.21	.14	.00[b]	15,016
2010	1.00	.000[a]	(.000)[a]	1.00	.02	.22	.19	.03	18,751
2009	1.00	.012	(.012)	1.00	1.24	.22	.22	.78	30,587
2008	1.00	.042	(.042)	1.00	4.28	.20	.20	3.81	5,373
2007	1.00	.046	(.046)	1.00	4.68	.20	.20	4.57	1,043
Investor Shares
Six Months Ended July 31, 2011	1.00	.000[a]	(.000)[a]	1.00	.00[b,c]	.46[c]	.10[c]	.00[b,c]	3,771
Year Ended January 31,
2011	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.46	.14	.00[b]	3,215
2010	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.47	.22	.00[b]	4,222
2009	1.00	.010	(.010)	1.00	1.01	.46	.44	.56	7,522
2008	1.00	.039	(.039)	1.00	4.02	.45	.45	3.56	2,573
2007	1.00	.043	(.043)	1.00	4.43	.45	.45	4.32	615
Administrative Shares
Six Months Ended July 31, 2011	1.00	.000[a]	(.000)[a]	1.00	.00[b,c]	.31[c]	.11[c]	.00[b,c]	523
Year Ended January 31,
2011	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.31	.14	.00[b]	1,054
2010	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.32	.21	.00[b]	1,272
2009	1.00	.011	(.011)	1.00	1.15	.32	.31	.69	2,526
2008	1.00	.041	(.041)	1.00	4.18	.30	.30	3.71	438
2007	1.00	.045	(.045)	1.00	4.59	.30	.30	4.47	5
Participant Shares
Six Months Ended July 31, 2011	1.00	.000[a]	(.000)[a]	1.00	.00[b,c]	.61[c]	.10[c]	.00[b,c]	2,390
Year Ended January 31,
2011	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.61	.15	.00[b]	2,163
2010	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.62	.22	.00[b]	2,599
2009	1.00	.009	(.009)	1.00	.89	.62	.53	.47	5,437
2008	1.00	.038	(.038)	1.00	3.87	.60	.60	3.41	975
2007	1.00	.042	(.042)	1.00	4.27	.60	.60	4.17	121
Agency Shares
Six Months Ended July 31, 2011	1.00	.000[a]	(.000)[a]	1.00	.00[b,c]	.27[c]	.10[c]	.00[b,c]	58
Year Ended January 31,
2011	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.27	.11	.00[b]	21
2010	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.28	.19	.01	381
2009	1.00	.012	(.012)	1.00	1.18	.27	.27	.73	409
2008[d]	1.00	.011	(.011)	1.00	3.38[c]	.26[c]	.26[c]	3.75[c]	—[e]

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.
c	Annualized.
[d]	From October 1, 2007 (commencement of initial offering) to January 31, 2008.
e	Amount represents less than $1 million.
See notes to financial statements.

The Funds	71

FINANCIAL HIGHLIGHTS (continued)

		Per Share Data ($)				Ratios/Supplemental Data (%)
								Ratio of Net
	Net Asset		Dividends Net Asset			Ratio of	Ratio of	Investment Net Assets
	Value	Net	from Net	Value		Total Expenses Net Expenses Income to			End of
	Beginning Investment Investment			End	Total	to Average	to Average	Average	Period
	of Period	Income	Income	of Period Return (%) Net Assets			Net Assets	Net Assets ($ x1,000,000)

Dreyfus Municipal
Cash Management Plus
Institutional Shares
Six Months Ended July 31, 2011	1.00	.000[a]	(.000)[a]	1.00	.06[b]	.24[b]	.23[b]	.06[b]	272
Year Ended January 31,
2011	1.00	.001	(.001)	1.00	.13	.24	.24	.13	363
2010	1.00	.005	(.005)	1.00	.49	.25	.23	.50	360
2009	1.00	.021	(.021)	1.00	2.17	.21	.21	2.14	589
2008	1.00	.034	(.034)	1.00	3.50	.20	.20	3.42	1787
2007	1.00	.033	(.033)	1.00	3.37	.20	.20	3.33	596
Investor Shares
Six Months Ended July 31, 2011	1.00	.000[a]	(.000)[a]	1.00	.00[b,c]	.48[b]	.29[b]	.00[b,c]	233
Year Ended January 31,
2011	1.00	.000[a]	(.000)[a]	1.00	.00[c]	.48	.37	.00[c]	259
2010	1.00	.003	(.003)	1.00	.27	.50	.44	.29	401
2009	1.00	.019	(.019)	1.00	1.91	.46	.46	1.89	293
2008	1.00	.032	(.032)	1.00	3.25	.45	.45	3.17	472
2007	1.00	.031	(.031)	1.00	3.11	.45	.45	3.08	206
Administrative Shares
Six Months Ended July 31, 2011	1.00	.000[a]	(.000)[a]	1.00	.00[b,c]	.33[b]	.28[b]	.01[b]	414
Year Ended January 31,
2011	1.00	.000[a]	(.000)[a]	1.00	.04	.33	.33	.04	377
2010	1.00	.004	(.004)	1.00	.39	.35	.32	.41	582
2009	1.00	.020	(.020)	1.00	2.07	.31	.31	2.04	625
2008	1.00	.033	(.033)	1.00	3.40	.30	.30	3.32	294
2007	1.00	.032	(.032)	1.00	3.27	.30	.30	3.23	291
Participant Shares
Six Months Ended July 31, 2011	1.00	.000[a]	(.000)[a]	1.00	.00[b,c]	.64[b]	.29[b]	.00[b,c]	28
Year Ended January 31,
2011	1.00	.000[a]	(.000)[a]	1.00	.00[c]	.63	.37	.00[c]	23
2010	1.00	.002	(.002)	1.00	.18	.65	.56	.17	23
2009	1.00	.017	(.017)	1.00	1.76	.61	.61	1.74	61
2008	1.00	.030	(.030)	1.00	3.09	.60	.60	3.02	37
2007	1.00	.029	(.029)	1.00	2.96	.60	.60	2.93	23
Agency Shares
Six Months Ended July 31, 2011	1.00	.000[a]	(.000)[a]	1.00	.02[b]	.30[b]	.26[b]	.03[b]	—[d]
Year Ended January 31,
2011	1.00	.001	(.001)	1.00	.06	.30	.30	.06	—[d]
2010	1.00	.004	(.004)	1.00	.42	.32	.29	.44	1
2009	1.00	.021	(.021)	1.00	2.10	.27	.27	2.08	—[d]
2008[e]	1.00	.011	(.011)	1.00	3.20[b]	.26[b]	.26[b]	3.36[b]	—[d]

a	Amount represents less than $.001 per share.
b	Annualized.
c	Amount represents less than .01%.
[d]	Amount represents less than $1 million.
e	From October 1, 2007 (commencement of initial offering) to January 31, 2008.
See notes to financial statements.

		Per Share Data ($)				Ratios/Supplemental Data (%)
								Ratio of Net
	Net Asset		Dividends Net Asset			Ratio of	Ratio of	Investment Net Assets
	Value	Net	from Net	Value		Total Expenses Net Expenses Income to			End of
	Beginning Investment Investment			End	Total	to Average	to Average	Average	Period
	of Period	Income	Income	of Period Return (%) Net Assets			Net Assets	Net Assets ($ x1,000,000)

Dreyfus New York Municipal
Cash Management
Institutional Shares
Six Months Ended July 31, 2011	1.00	.000[a]	(.000)[a]	1.00	.06[b]	.24[b]	.23[b]	.07[b]	410
Year Ended January 31,
2011	1.00	.001	(.001)	1.00	.13	.24	.24	.12	459
2010	1.00	.004	(.004)	1.00	.45	.25	.23	.44	589
2009	1.00	.020	(.020)	1.00	1.99	.22	.22	1.95	544
2008	1.00	.034	(.034)	1.00	3.47	.20	.20	3.41	458
2007	1.00	.033	(.033)	1.00	3.36	.20	.20	3.31	377
Investor Shares
Six Months Ended July 31, 2011	1.00	.000[a]	(.000)[a]	1.00	.00[b,c]	.49[b]	.30[b]	.00[b,c]	246
Year Ended January 31,
2011	1.00	.000[a]	(.000)[a]	1.00	.00[c]	.48	.36	.00[c]	299
2010	1.00	.002	(.002)	1.00	.23	.50	.45	.22	282
2009	1.00	.017	(.017)	1.00	1.74	.47	.47	1.70	374
2008	1.00	.032	(.032)	1.00	3.21	.45	.45	3.16	363
2007	1.00	.031	(.031)	1.00	3.10	.45	.45	3.06	120
Administrative Shares
Six Months Ended July 31, 2011	1.00	.000[a]	(.000)[a]	1.00	.00[b,c]	.34[b]	.29[b]	.01[b]	36
Year Ended January 31,
2011	1.00	.000[a]	(.000)[a]	1.00	.03	.34	.33	.03	47
2010	1.00	.004	(.004)	1.00	.35	.35	.33	.34	70
2009	1.00	.019	(.019)	1.00	1.89	.32	.32	1.85	62
2008	1.00	.033	(.033)	1.00	3.37	.30	.30	3.31	74
2007	1.00	.032	(.032)	1.00	3.25	.30	.30	3.21	36
Participant Shares
Six Months Ended July 31, 2011	1.00	.000[a]	(.000)[a]	1.00	.00[b,c]	.64[b]	.30[b]	.00[b,c]	12
Year Ended January 31,
2011	1.00	.000[a]	(.000)[a]	1.00	.00[c]	.64	.36	.00[c]	22
2010	1.00	.001	(.001)	1.00	.15	.65	.57	.10	12
2009	1.00	.016	(.016)	1.00	1.59	.62	.62	1.55	51
2008	1.00	.030	(.030)	1.00	3.06	.60	.60	3.01	47
2007	1.00	.029	(.029)	1.00	2.94	.60	.60	2.91	40
Agency Shares
Six Months Ended July 31, 2011	1.00	.000[a]	(.000)[a]	1.00	.02[b]	.30[b]	.27[b]	.01[b]	—[d]
Year Ended January 31,
2011	1.00	.001	(.001)	1.00	.07	.30	.30	.03	—[d]
2010	1.00	.004	(.004)	1.00	.39	.31	.29	.38	—[d]
2009	1.00	.019	(.019)	1.00	1.93	.28	.28	1.89	—[d]
2008[e]	1.00	.011	(.011)	1.00	3.18[b]	.26[b]	.26[b]	3.35[b]	—[d]

a	Amount represents less than $.001 per share.
b	Annualized.
c	Amount represents less than .01%.
[d]	Amount represents less than $1 million.
e	From October 1, 2007 (commencement of initial offering) to January 31, 2008.
See notes to financial statements.

The Funds	73

FINANCIAL HIGHLIGHTS (continued)

		Per Share Data ($)				Ratios/Supplemental Data (%)
								Ratio of Net
	Net Asset		Dividends Net Asset			Ratio of	Ratio of	Investment Net Assets
	Value	Net	from Net	Value		Total Expenses Net Expenses Income to			End of
	Beginning Investment Investment			End	Total	to Average	to Average	Average	Period
	of Period	Income	Income	of Period Return (%) Net Assets			Net Assets	Net Assets ($ x1,000,000)

Dreyfus Tax Exempt
Cash Management
Institutional Shares
Six Months Ended July 31, 2011	1.00	.000[a]	(.000)[a]	1.00	.06[b]	.24[b]	.22[b]	.05[b]	2,316
Year Ended January 31,
2011	1.00	.001	(.001)	1.00	.10	.23	.23	.09	2,831
2010	1.00	.004	(.004)	1.00	.37	.24	.23	.40	3,383
2009	1.00	.021	(.021)	1.00	2.11	.21	.21	2.06	5,191
2008	1.00	.034	(.034)	1.00	3.47	.20	.20	3.39	4,370
2007	1.00	.033	(.033)	1.00	3.34	.20	.20	3.29	2,333
Investor Shares
Six Months Ended July 31, 2011	1.00	.000[a]	(.000)[a]	1.00	.00[b,c]	.47[b]	.27[b]	.00[b,c]	304
Year Ended January 31,
2011	1.00	.000[a]	(.000)[a]	1.00	.01	.47	.32	.00[c]	344
2010	1.00	.002	(.002)	1.00	.19	.49	.42	.21	354
2009	1.00	.018	(.018)	1.00	1.86	.46	.46	1.81	565
2008	1.00	.032	(.032)	1.00	3.21	.45	.45	3.14	556
2007	1.00	.030	(.030)	1.00	3.08	.45	.45	3.04	288
Administrative Shares
Six Months Ended July 31, 2011	1.00	.000[a]	(.000)[a]	1.00	.00[b,c]	.32[b]	.27[b]	.01[b]	70
Year Ended January 31,
2011	1.00	.000[a]	(.000)[a]	1.00	.02	.32	.31	.01	72
2010	1.00	.003	(.003)	1.00	.28	.34	.32	.31	120
2009	1.00	.020	(.020)	1.00	2.01	.31	.31	1.96	645
2008	1.00	.033	(.033)	1.00	3.36	.30	.30	3.29	259
2007	1.00	.032	(.032)	1.00	3.24	.30	.30	3.19	213
Participant Shares
Six Months Ended July 31, 2011	1.00	.000[a]	(.000)[a]	1.00	.00[b,c]	.62[b]	.26[b]	.00[b,c]	17
Year Ended January 31,
2011	1.00	.000[a]	(.000)[a]	1.00	.01	.62	.32	.00[c]	9
2010	1.00	.001	(.001)	1.00	.12	.64	.53	.10	27
2009	1.00	.017	(.017)	1.00	1.70	.61	.61	1.66	134
2008	1.00	.030	(.030)	1.00	3.06	.60	.60	2.99	55
2007	1.00	.029	(.029)	1.00	2.93	.60	.60	2.89	30
Agency Shares
Six Months Ended July 31, 2011	1.00	.000[a]	(.000)[a]	1.00	.02[b]	.30[b]	.26[b]	.01[b]	—[d]
Year Ended January 31,
2011	1.00	.000[a]	(.000)[a]	1.00	.04	.28	.27	.01	—[d]
2010	1.00	.003	(.003)	1.00	.32	.30	.29	.34	7
2009	1.00	.020	(.020)	1.00	2.05	.27	.27	2.00	4
2008[e]	1.00	.011	(.011)	1.00	3.18[b]	.26[b]	.26[b]	3.33[b]	—[d]

a	Amount represents less than $.001 per share.
b	Annualized.
c	Amount represents less than .01%.
[d]	Amount represents less than $1 million.
e	From October 1, 2007 (commencement of initial offering) to January 31, 2008.
See notes to financial statements.

		Per Share Data ($)				Ratios/Supplemental Data (%)
								Ratio of Net
	Net Asset		Dividends Net Asset			Ratio of	Ratio of	Investment Net Assets
	Value	Net	from Net	Value		Total Expenses Net Expenses Income to			End of
	Beginning Investment Investment			End	Total	to Average	to Average	Average	Period
	of Period	Income	Income	of Period Return (%) Net Assets			Net Assets	Net Assets ($ x1,000,000)

Dreyfus California AMT-Free
Municipal Cash Management
Institutional Shares
Six Months Ended July 31, 2011	1.00	.000[a]	(.000)[a]	1.00	.08[b]	.25[b]	.23[b]	.08[b]	233
Year Ended January 31,
2011	1.00	.001	(.001)	1.00	.13	.24	.24	.13	135
2010	1.00	.004	(.004)	1.00	.40	.29	.22	.34	139
2009	1.00	.019	(.019)	1.00	1.88	.22	.17	1.93	91
2008[c]	1.00	.017	(.017)	1.00	3.29[b]	.20[b]	.15[b]	3.15[b]	115
Investor Shares
Six Months Ended July 31, 2011	1.00	.000[a]	(.000)[a]	1.00	.00[b,c]	.49[b]	.32[b]	.00[b,c]	104
Year Ended January 31,
2011	1.00	.000[a]	(.000)[a]	1.00	.00[d]	.49	.38	.00[d]	56
2010	1.00	.002	(.002)	1.00	.21	.54	.40	.16	64
2009	1.00	.016	(.016)	1.00	1.63	.47	.42	1.68	24
2008[c]	1.00	.015	(.015)	1.00	3.05[b]	.45[b]	.40[b]	2.90[b]	6
Administrative Shares
Six Months Ended July 31, 2011	1.00	.000[a]	(.000)[a]	1.00	.02[b]	.34[b]	.31[b]	.02[b]	6
Year Ended January 31,
2011	1.00	.000[a]	(.000)[a]	1.00	.04	.35	.34	.03	14
2010	1.00	.003	(.003)	1.00	.30	.40	.32	.24	4
2009	1.00	.018	(.018)	1.00	1.78	.32	.27	1.83	—[e]
2008[c]	1.00	.016	(.016)	1.00	3.19[b]	.30[b]	.25[b]	3.05[b]	—[e]
Participant Shares
Six Months Ended July 31, 2011	1.00	.000[a]	(.000)[a]	1.00	.00[d]	.64[b]	.33[b]	.00[b,c]	39
Year Ended January 31,
2011	1.00	.000[a]	(.000)[a]	1.00	.00[d]	.64	.38	.00[d]	48
2010	1.00	.001	(.001)	1.00	.13	.69	.50	.06	56
2009	1.00	.015	(.015)	1.00	1.48	.62	.57	1.53	97
2008[c]	1.00	.014	(.014)	1.00	2.90[b]	.60[b]	.55[b]	2.75[b]	142
Agency Shares
Six Months Ended July 31, 2011	1.00	.000[a]	(.000)[a]	1.00	.04[b]	.31[b]	.29[b]	.03[b]	—[e]
Year Ended January 31,
2011	1.00	.001	(.001)	1.00	.07	.30	.30	.04	—[e]
2010	1.00	.003	(.003)	1.00	.34	.35	.28	.28	—[e]
2009	1.00	.018	(.018)	1.00	1.82	.28	.23	1.87	—[e]
2008[f]	1.00	.010	(.010)	1.00	3.09[b]	.26[b]	.21[b]	3.09[b]	—[e]

a	Amount represents less than $.001 per share.
[b] Annualized.
c	From August 1, 2007 (commencement of operations) to January 31, 2008.
[d]	Amount represents less than .01%.
e	Amount represents less than $1 million.
f	From October 1, 2007 (commencement of initial offering) to January 31, 2008.
See notes to financial statements.

The Funds	75

FINANCIAL HIGHLIGHTS (continued)

					Per Share Data ($)						Ratios/Supplemental Data (%)
						Dividends									Ratio of Net
Net Asset					Dividends from Net			Net Asset			Ratio of		Ratio of		Investment Net Assets
		Value	Net		from Net	Realized		Value			Total Expenses Net Expenses Income to						End of
Beginning Investment Investment Gain on							Total	End	Total		to Average		to Average		Average		Period
		of Period	Income		Income	Investments Distributions of Period Return (%) Net Assets							Net Assets Net Assets ($ x1,000,000)

Dreyfus New York
AMT-Free
Municipal Cash
Management
Institutional Shares†
Six Months Ended
July 31, 2011		1.00	.000	[a]	(.000)[a]	—	(.000)[a]	1.00	.04	[b]	.30	[b]	.27	[b]	.04	[b]	100
Year Ended
January 31,
2011		1.00	.001		(.001)	—	(.001)	1.00	.14		.31		.23		.14		81
2010		1.00	.005		(.005)	—	(.005)	1.00	.47		.22		.22		.47		110
One Month Ended
January 31,
2009	[c]	1.00	.001		(.001)	—	(.001)	1.00	.06	[d]	.24	[b]	.24	[b]	.70	[b]	49
Year Ended
December 31,
2008		1.00	.021		(.021)	(.000)[a]	(.021)	1.00	2.08		.25		.24		2.08		49
2007		1.00	.034		(.034)	—	(.034)	1.00	3.42		.25		.25		3.38		64
2006		1.00	.032		(.032)	—	(.032)	1.00	3.24		.26		.25		3.20		64
Investor Shares†
Six Months Ended
July 31, 2011		1.00	.000	[a]	(.000)[a]	—	(.000)[a]	1.00	.00	[b,e]	.55	[b]	.32	[b]	.00	[b,e]	36
Year Ended
January 31,
2011		1.00	.000	[a]	(.000)[a]	—	(.000)[a]	1.00	.00	[e]	.55		.37		.00	[e]	50
2010		1.00	.003		(.003)	—	(.003)	1.00	.27		.47		.43		.26		74
One Month Ended
January 31,
2009	[c]	1.00	.000	[a]	(.000)[a]	—	(.000)[a]	1.00	.04	[d]	.49	[b]	.49	[b]	.45	[b]	102
Year Ended
December 31,
2008		1.00	.018		(.018)	(.000)[a]	(.018)	1.00	1.83		.50		.49		1.80		100
2007		1.00	.031		(.031)	—	(.031)	1.00	3.16		.50		.50		3.12		139
2006		1.00	.029		(.029)	—	(.029)	1.00	2.98		.51		.50		2.94		209
Administrative
Shares
Six Months Ended
July 31, 2011		1.00	.000	[a]	(.000)[a]	—	(.000)[a]	1.00	.00	[b,e]	.40	[b]	.32	[b]	.00	[b,e]	7
Year Ended
January 31,
2011		1.00	.000	[a]	(.000)[a]	—	(.000)[a]	1.00	.05		.40		.33		.04		8
2010		1.00	.004		(.004)	—	(.004)	1.00	.37		.32		.31		.38		8
One Month Ended
January 31,
2009	[c]	1.00	.001		(.001)	—	(.001)	1.00	.05	[d]	.34	[b]	.34	[b]	.60	[b]	—[f]
Year Ended
December 31,
2008	[g]	1.00	.006		(.006)	—	(.006)	1.00	.62	[b]	.33	[b]	.33	[b]	2.02	[b]	—[f]

					Per Share Data ($)						Ratios/Supplemental Data (%)
						Dividends									Ratio of Net
Net Asset					Dividends from Net			Net Asset			Ratio of		Ratio of		Investment Net Assets
Value			Net		from Net	Realized		Value			Total Expenses Net Expenses Income to						End of
Beginning Investment Investment Gain on							Total	End	Total		to Average		to Average		Average		Period
of Period			Income		Income	Investments Distributions of Period Return (%) Net Assets							Net Assets Net Assets ($ x1,000,000)

Dreyfus New York
AMT-Free
Municipal Cash
Management
(continued)
Participant Shares
Six Months Ended
July 31, 2011		1.00	.000	[a]	(.000)[a]	—	(.000)[a]	1.00	.00	[b,e]	.70	[b]	.32	[b]	.00	[b,e]	—[f]
Year Ended
January 31,
2011		1.00	.000	[a]	(.000)[a]	—	(.000)[a]	1.00	.00	[e]	.70		.37		.00	[e]	—[f]
2010		1.00	.002		(.002)	—	(.002)	1.00	.18		.62		.51		.18		—[f]
One Month Ended
January 31,
2009	[c]	1.00	.000	[a]	(.000)[a]	—	(.000)[a]	1.00	.03	[d]	.64	[b]	.64	[b]	.30	[b]	—[f]
Year Ended
December 31,
2008	[g]	1.00	.005		(.005)	—	(.005)	1.00	.53	[b]	.63	[b]	.63	[b]	1.73	[b]	—[f]
Classic Shares†
Six Months Ended
July 31, 2011		1.00	.000	[a]	(.000)[a]	—	(.000)[a]	1.00	.00	[b,e]	.80	[b]	.31	[b]	.00	[b,e]	20
Year Ended
January 31,
2011		1.00	.000	[a]	(.000)[a]	—	(.000)[a]	1.00	.00	[e]	.81		.37		.00	[e]	9
2010		1.00	.001		(.001)	—	(.001)	1.00	.13		.72		.59		.10		60
One Month Ended
January 31,
2009	[c]	1.00	.000	[a]	(.000)[a]	—	(.000)[a]	1.00	.02	[d]	.74	[b]	.73	[b]	.21	[b]	76
Year Ended
December 31,
2008		1.00	.016		(.016)	(.000)[a]	(.016)	1.00	1.58		.75		.74		1.55		73
2007		1.00	.029		(.029)	—	(.029)	1.00	2.90		.75		.75		2.78		79
2006		1.00	.027		(.027)	—	(.027)	1.00	2.73		.76		.75		2.68		29

† Represents information for the fund’s predecessor, BNY Hamilton NewYork AMT-Free Money Market Fund through September 12, 2008.
a Amount represents less than $.001 per share.
b Annualized.
c The fund has changed its fiscal year end from December 31 to January 31.
[d] Not annualized.
e Amount represents less than .01%.
f Amount represents less than $1 million.
g From September 13, 2008 (commencement of initial offering) to December 31, 2008.
See notes to financial statements.

The Funds	77

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Cash Management, Dreyfus Cash Management Plus, Inc., Dreyfus Government Cash Management, Dreyfus Government Prime Cash Management, Dreyfus Treasury & Agency Cash Management, Dreyfus Treasury Prime Cash Management, Dreyfus Municipal Cash Management Plus, Dreyfus NewYork Municipal Cash Management, DreyfusTax Exempt Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management (each, a “fund” and collectively, the “funds”) are open-end management investment companies registered under the Investment Company Act of 1940, as amended (the “Act”). Each fund, other than Dreyfus New York Municipal Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management is diversified. Dreyfus New York Municipal Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management are non-diversified. Dreyfus Government Cash Management and Dreyfus Government Prime Cash Management are each a separate series of Dreyfus Government Cash Management Funds (the “Company”) and Dreyfus Tax Exempt Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management are separate series of Dreyfus Tax Exempt Cash Management Funds (the “Trust”). Each fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity and, in the case of Dreyfus Municipal Cash Management Plus and Dreyfus Tax Exempt Cash Management only, which are exempt from federal income tax; in the case of Dreyfus NewYork Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management, which is exempt from federal, New York state and New York city personal income taxes, and in the case of Dreyfus California AMT-Free Municipal Cash Management only, which is exempt from federal and

California state personal income taxes. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as each fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the funds’ shares, which are sold to the public without a sales charge. Each fund offers Institutional Shares, Investor Shares, Administrative Shares, Participant Shares and Agency Shares (with the exception of Dreyfus New York AMT-Free Municipal Cash Management which does not offer Agency Shares). In addition, Dreyfus Cash Management Plus and Dreyfus Treasury & Agency Cash Management also offer Service Shares and Select Shares, Dreyfus Treasury & Agency Cash Management also offers Premier Shares and Dreyfus NewYork AMT-Free Municipal Cash Management also offers Classic Shares. Each share class, except Institutional Shares, are subject to a Service Plan adopted pursuant to Rule 12b-1 under the act. Other differences between the classes include the services offered (by service agents receiving Rule 12b-1 fees) to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of July 31, 2011, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held the following shares:

Dreyfus Cash Management
Plus, Agency Shares	1,046

Dreyfus Municipal Cash
Management Plus, Agency Shares	1,036

Dreyfus New York Municipal Cash
Management, Agency Shares	1,034

Dreyfus California AMT-Free Municipal
Cash Management, Agency Shares	1,032

Dreyfus New York AMT-Free Municipal
Cash Management, Participant Shares	10,000

It is each fund’s policy to maintain a continuous net asset value per share of $1.00; each fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that any fund will be able to maintain a stable net asset value per share of $1.00.

The Company and the Trust account separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. Each fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The funds enter into contracts that contain a variety of indemnifications.The funds’ maximum exposure under these arrangements is unknown. The funds do not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees/Directors to represent the fair value of each fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the each fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Table 1 summarizes the inputs used as of July 31, 2011 in valuing each fund’s investments.

(b) Securities transactions and investment income:

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on

The Funds	79

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

investments, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost.

Dreyfus New York Municipal Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management follow an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Repurchase Agreements: Dreyfus Cash Management, Dreyfus Cash Management Plus, Dreyfus Government Cash Management and Dreyfus Treasury & Agency Cash Management may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the funds’ custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(d) Dividends to shareholders: It is the policy of each fund to declare dividends from investment income-net (if any) on each business day. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but each fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of each fund not to distribute such gains.

(e) Federal income taxes: It is the policy of Dreyfus Cash Management, Dreyfus Cash Management Plus, Dreyfus Government Cash Management, Dreyfus Government Prime Cash Management, Dreyfus Treasury & Agency Cash Management and Dreyfus Treasury Prime Cash Management to continue to qualify as a regulated investment company if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

Table 1—Fair Value Measurements

		Short-Term Investments ($)†
	Level 1—Unadjusted	Level 2—Other Significant	Level 3—Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Dreyfus Cash Management	—	24,561,995,083	—	24,561,995,083
Dreyfus Cash Management Plus	—	5,678,104,544	—	5,678,104,544
Dreyfus Government Cash Management	—	20,248,577,915	—	20,248,577,915
Dreyfus Government Prime Cash Management	—	3,956,113,931	—	3,956,113,931
Dreyfus Treasury & Agency Cash Management	—	13,745,291,660	—	13,745,291,660
Dreyfus Treasury Prime Cash Management	—	14,473,682,731	—	14,473,682,731
Dreyfus Municipal Cash Management Plus	—	952,732,912	—	952,732,912
Dreyfus New York Municipal Cash Management	—	703,759,831	—	703,759,831
Dreyfus Tax Exempt Cash Management	—	2,702,326,149	—	2,702,326,149
Dreyfus California AMT—Free Municipal Cash Management	—	380,781,462	—	380,781,462
Dreyfus New York AMT—Free Municipal Cash Management	—	167,936,872	—	167,936,872

† See Statements of Investments for additional detailed categorizations.

It is the policy of Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management, Dreyfus Tax Exempt Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code and to make distributions of income and net realized gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended July 31, 2011, the funds did not have any liabilities for any uncertain tax positions. The funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period, the funds did not incur any interest or penalties.

Each of the tax years in the three-year period ended January 31, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Table 2 summarizes each relevant fund’s unused capital loss carryover available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to January 31, 2011.

The tax character of distributions paid to shareholders for each fund (except for Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management, Dreyfus Tax Exempt Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management) during the fiscal year ended January 31, 2011 was all ordinary income. The tax character of current year distributions will be determined at the end of the current fiscal year.

Table 3 summarizes the tax character of distributions paid to shareholders of Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management, Dreyfus Tax Exempt Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management during the fiscal year ended January 31, 2011.

At July 31, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statements of Investments).

Table 2—Capital Loss Carryover

			Expiring in fiscal: ($ x 1,000)
			2018	2019	Total
Dreyfus Cash Management Plus			1,152	—	1,152
Dreyfus Government Cash Management			—	22	22
Dreyfus Municipal Cash Management Plus			—	10	10

Table 3—Tax Character of Distributions Paid

		2011
	Tax-Exempt	Ordinary		Long-Term
	Income	Income		Capital Gains
Dreyfus Municipal Cash Management Plus	726	—		2
Dreyfus New York Municipal Cash Management	630	31		—
Dreyfus Tax Exempt Cash Management	2,768	170		145
Dreyfus California AMT-Free Municipal Cash Management	234	—		—
Dreyfus New York AMT-Free Municipal Cash Management	157	8		—

The Funds	81

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to separate management agreements with the Manager, the management fee of each fund is computed at the annual rate of .20% of the value of such fund’s average daily net assets and is payable monthly.

The Manager has undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate daily yield of or above a certain level. Such level may change from time to time, is voluntary and not contractual and may be terminated at any time. Table 4 summarizes amount of the reduction in expenses for each relevant class of shares of each fund pursuant to these undertakings during the period ended July 31, 2011.

As to Cash Management Plus the Manager had agreed from February 1, 2001 through March 4, 2011 to waive a portion of expenses (excluding 12b-1 Service Plan expenses). The reduction pursuant to the undertaking, amounted to $213,695 during the period ended July 31, 2011.

(b) Under each fund’s Service Plan adopted pursuant to Rule 12b-1 under the Act, with respect to each fund’s Investor Shares, Administrative Shares, Participant Shares and Agency Shares (with the exception of Dreyfus New York AMT-Free Municipal Cash Management which does not offer Agency Shares), Dreyfus Cash Management Plus, Service Shares and Select Shares, DreyfusTreasury & Agency Cash Management’s Service Shares, Select Shares and Premier Shares and Dreyfus New York AMT-Free Municipal Cash Management’s Classic

Table 4—Yield Floor Expense Reimbursement Amounts

		Dreyfus	Dreyfus	Dreyfus	Dreyfus	Dreyfus
		Cash	Government	Government	Treasury &	Treasury
	Dreyfus Cash	Management	Cash	Prime Cash	Agency Cash	Prime Cash
	Management	Plus	Management	Management	Management	Management
Institutional Shares ($)	—	10,711	2,751,495	756,260	4,971,564	8,342,977
Investor Shares ($)	2,125,459	740,415	2,593,874	937,257	3,451,448	5,720,362
Administrative Shares ($)	27,809	72,895	756,789	466,115	452,871	913,405
Participant Shares ($)	1,116,820	382,524	843,140	964,097	1,083,185	5,931,652
Service Shares ($)	—	5,374	—	—	14,188	—
Select Shares ($)	—	21,718	—	—	69,058	—
Agency Shares ($)	3,879	3	50,478	31,058	23,426	10,008
Premier Shares ($)	—	—	—	—	83,750	—

Table 4. (continued)

	Dreyfus	Dreyfus		Dreyfus	Dreyfus
	Municipal	New York	Dreyfus	California	New York
	Cash	Municipal	Tax Exempt	AMT-Free	AMT-Free
	Management	Cash	Cash	Municipal Cash	Municipal Cash
	Plus	Management	Management	Management	Management
Institutional Shares ($)	22,033	24,386	241,927	12,089	12,377
Investor Shares ($)	234,958	254,507	317,502	91,087	54,862
Administrative Shares ($)	112,189	10,575	18,106	1,186	2,538
Participant Shares ($)	43,320	29,558	21,186	74,958	19
Agency Shares ($)	3	—	55	—	—
Classic Shares ($)	—	—	—	—	39,677

Shares, each fund pays the Distributor for distributing such classes of shares, for advertising and marketing and for providing certain services relating to shareholders of the respective class of shares.These services include answering shareholder inquiries regarding the fund and providing reports and other information and services related to the maintenance of shareholder accounts (“Servicing”). Under the Service Plan, as to each relevant class, the Distributor may make payments to Service Agents in respect to these services. Generally, the Service Agent may provide holders of Investor,Administrative, Participant, Service, Select,Agency, Premier and Classic Shares a consolidated statement.The Service Agent will generally also provide the holders of Investor, Participant, Service, Select and/or Premier Shares, automated teller check writing privileges and, in the case of Participant, Service, Select or Premier Shares, automated teller machine access, and bill paying ser-vices.The amount paid under the Service Plan for Servicing is intended to be a “service fee” as defined under the Conduct

Rules of the Financial Industry Regulatory Authority (“FINRA”), and at no time will such amount exceed the maximum amount permitted to be paid under the FINRA Conduct Rules as a service fee. The fees payable under the Service Plan are payable without regard to actual expenses incurred. Table 5 summarizes the amount each fund was charged pursuant to the Service Plan during the period ended July 31, 2011.

(c) Each fund has adopted a Shareholder Services Plan (the “Plan”), with respect to their Institutional shares. Each fund reimburses the Distributor an amount not to exceed an annual rate of .25% of the value of the fund’s average daily net assets attributable to Institutional Shares for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund,

Table 5—12b-1Service Plan Fees

	Investor	Administrative	Participant	Service	Select	Agency	Premier	Classic
	Shares ($)	Shares ($)	Shares ($)	Shares ($)	Shares ($)	Shares ($)	Shares ($)	Shares ($)
Dreyfus Cash Management	3,636,372	362,368	1,491,549	—	—	37,340	—	—
Dreyfus Cash Management Plus	1,039,024	297,938	469,147	6,213	24,368	21	—	—
Dreyfus Government Cash Management	2,295,977	561,751	782,206	—	—	30,302	—	—
Dreyfus Government
Prime Cash Management	753,364	280,259	847,500	—	—	15,315	—	—
Dreyfus Treasury & Agency
Cash Management	2,515,277	225,723	889,432	11,935	61,972	9,414	65,452	—
Dreyfus Treasury
Prime Cash Management	4,031,830	458,570	4,650,429	—	—	3,571	—	—
Dreyfus Municipal
Cash Management Plus	304,556	209,689	49,381	—	—	5	—	—
Dreyfus New York
Municipal Cash Management	335,042	22,907	34,895	—	—	—	—	—
Dreyfus Tax Exempt Cash Management	405,263	33,242	23,117	—	—	54	—	—
Dreyfus California AMT-Free
Municipal Cash Management	136,647	4,061	96,794	—	—	—	—	—
Dreyfus New York AMT-Free
Municipal Cash Management	60,963	3,205	20	—	—	—	—	40,510

The Funds	83

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

providing reports and other information and services related to the maintenance of shareholder accounts. Table 6 summarizes the amount each fund’s Institutional Shares was charged pursuant to the Plan during the period ended July 31, 2011.

The funds compensate Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the funds. Table 7 summarizes the amount each fund was charged during the period ended July 31, 2011, pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statements of Operations.

The funds have an arrangement with the custodian and cash management bank whereby the funds may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the funds include net earnings credits as an expense offset in the Statement of Operations.

The funds compensateThe Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. Table 8 summarizes the amount each fund was charged dur-

Table 6—Shareholder Services Plan Fees

Institutional
Shares ($)
Dreyfus Cash Management	181,496
Dreyfus Cash Management Plus	48,289
Dreyfus Government Cash Management	43,635
Dreyfus Government Prime Cash Management	30,778
Dreyfus Treasury & Agency Cash Management	230,205
Dreyfus Treasury Prime Cash Management	678,468
Dreyfus Municipal Cash Management Plus	14,176
Dreyfus New York Municipal Cash Management	3,315
Dreyfus Tax Exempt Cash Management	307,974
Dreyfus California AMT-Free Municipal Cash Management	3,456
Dreyfus New York AMT-Free Municipal Cash Management	547

Table 7—Transfer Agency Agreement Fees

Transfer Agency
Fees ($)
Dreyfus Cash Management	34,092
Dreyfus Cash Management Plus	32,294
Dreyfus Government Cash Management	59,194
Dreyfus Government Prime Cash Management	50,493
Dreyfus Treasury & Agency Cash Management	33,499
Dreyfus Treasury Prime Cash Management	85,584
Dreyfus Municipal Cash Management Plus	1,965
Dreyfus New York Municipal Cash Management	3,593
Dreyfus Tax Exempt Cash Management	7,608
Dreyfus California AMT-Free Municipal Cash Management	1,028
Dreyfus New York AMT-Free Municipal Cash Management	1,168

ing the period ended July 31, 2011, pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statements of Operations. These fees were partially offset by earnings credits pursuant to the cash management agreement, also summarized in Table 8.

The funds also compensate The Bank of New York Mellon under a custody agreement for providing custodial services for each fund. These fees were partially offset by earnings credits pursuant to the custody agreement for each relevant fund, also summarized in Table 9.

During the period ended July 31, 2011, each fund was charged $3,478 for services performed by the Chief Compliance Officer.

Table 8—Cash Management Agreement Fees

	Cash Management
	Fees ($)	Earnings Credits ($)
Dreyfus Cash Management	2,071	(70)
Dreyfus Cash Management Plus	3,174	(101)
Dreyfus Government Cash Management	5,270	(162)
Dreyfus Government Prime Cash Management	3,884	(123)
Dreyfus Treasury & Agency Cash Management	2,616	(84)
Dreyfus Treasury Prime Cash Management	11,952	(284)
Dreyfus Municipal Cash Management Plus	103	(3)
Dreyfus New York Municipal Cash Management	280	(9)
Dreyfus Tax Exempt Cash Management	501	(16)
Dreyfus California AMT-Free Municipal Cash Management	32	(1)
Dreyfus New York AMT-Free Municipal Cash Management	115	(4)

Table 9—Custody Agreement Fees

	Custody
	Fees ($)	Earnings Credits ($)
Dreyfus Cash Management	485,758	(47,508)
Dreyfus Cash Management Plus	123,938	(7,828)
Dreyfus Government Cash Management	298,010	(6,432)
Dreyfus Government Prime Cash Management	91,713	(620)
Dreyfus Treasury & Agency Cash Management	219,772	(264)
Dreyfus Treasury Prime Cash Management	310,990	(31,631)
Dreyfus Municipal Cash Management Plus	36,983	—
Dreyfus New York Municipal Cash Management	29,504	—
Dreyfus Tax Exempt Cash Management	67,862	—
Dreyfus California AMT-Free Municipal Cash Management	13,960	—
Dreyfus New York AMT-Free Municipal Cash Management	10,018	—

The Funds 85

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Table 10 summarizes the components of “Due to The Dreyfus Corporation and affiliates” in the Statements of Assets and Liabilities for each fund.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees are allocated to each fund based on net assets, and each fund pays its Board members an attendance fee of $500 per meeting.

(e) During the period ended January 31, 2011, BNY Mellon made voluntary capital contributions of $16,792,692 to Dreyfus Cash Management Plus. These contributions were made to bring the market-based net asset value of Dreyfus Cash Management Plus to $1.00.

NOTE 3—Capital Share Transactions:

Each fund (except for Dreyfus Cash Management Plus) is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest. Dreyfus Cash Management Plus, Inc. is authorized to issue 120 billion shares of $.001 par value Common Stock.

NOTE 4—Reverse Repurchase Agreements:

Dreyfus Cash Management Plus may enter into reverse repurchase agreements with banks, brokers or dealers. This form of borrowing involves the transfer by the fund of an underlying debt instrument in return for cash proceeds based on a percentage of value of the security.The fund retains the right to receive interest and principal payments on the secu-rity.At an agreed upon future date, the funds repurchases the security at principal plus accrued interest. Reverse repurchase agreements may subject a fund to interest rate risk and coun-terparty credit risk. During the period ended July 31, 2011, the fund did not enter into reverse repurchase agreements.

Table 10—Due to The Dreyfus Corporation and Affiliates

					Chief
		Rule 12b-1	Shareholder		Compliance	Transfer
	Management	Distribution	Services Plan	Custodian	Officer	Agency	Less Expense
	Fees ($)	Plan Fees ($)	Fees ($)	Fees ($)	Fees ($)	Fees ($)	Reimbursement ($)

Dreyfus Cash Management	4,697,906	834,753	66,000	332,006	2,756	6,932	(644,974)
Dreyfus Cash
Management Plus	996,476	341,904	16,000	87,797	2,756	9,783	(329,956)
Dreyfus Government
Cash Management	3,525,692	657,260	14,000	212,230	2,756	12,381	(1,882,303)
Dreyfus Government
Prime Cash Management	696,245	317,934	12,000	58,902	2,756	11,867	(644,962)
Dreyfus Treasury &
Agency Cash Management	2,485,030	674,969	72,000	150,488	2,756	8,368	(2,426,433)
Dreyfus Treasury Prime
Cash Management	3,872,745	1,775,149	174,000	203,862	2,756	21,235	(4,916,518)
Dreyfus Municipal
Cash Management Plus	159,604	95,518	4,000	27,339	2,756	764	(136,368)
Dreyfus New York Municipal
Cash Management	122,719	61,318	2,000	21,082	2,756	1,292	(95,317)
Dreyfus Tax Exempt
Cash Management	473,172	77,872	90,000	46,298	2,756	2,932	(269,779)
Dreyfus California AMT-Free
Municipal Cash Management	63,176	35,052	1,000	11,620	2,756	472	(50,409)
Dreyfus New York AMT-Free
Municipal Cash Management	28,151	17,458	—	6,041	2,756	1,184	(31,530)

NOTE 5—Securities Transactions:

The funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Boards of Directors or Trustees. The procedures have been designed to ensure that any purchase or sale of securities by the funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Board member and/or common officers, complies with Rule 17a-7 of the Act. Table 11 summarizes the amounts of purchases and sales of securities engaged in by each relevant fund pursuant to Rule 17a-7 of the Act during the period ended July 31, 2011.

NOTE 6—Other:

During the period ended January 31, 2011, Dreyfus NewYork AMT-Free Municipal Cash Management received regulatory settlement payments of $35,059 from an unaffiliated third party which are included in the fund’s Statement of Changes in Net Assets.The impact of these payments amounted to less than $.001 per share and the impact on total return amounted to less than .01% for each class of shares of the fund.

NOTE 7—Subsequent Event

On May 17, 2011, the Board of Directors of Dreyfus Cash Management Plus (the “Fund”) and the Board of Trustees of Dreyfus Cash Management (the “Acquiring Fund”) approved the merger of the Fund into the Acquiring Fund in a tax-free reorganization.The merger occurred on the close of business on August 25, 2011, at which time, the Acquiring Fund acquired all of the Fund’s assets in exchange for shares of the Acquiring Fund (with holders of Service and Select shares of the Fund to receive Participant shares of the Acquiring Fund) having an aggregate value equal to the net assets of the Fund and the assumption of the stated liabilities of the Fund by the Acquiring Fund. Such shares were distributed pro rata to shareholders of the Fund on the closing date so that each shareholder received a number of shares of the Acquiring Fund (with holders of Service and Select shares of the Fund to receive Participant shares of the Acquiring Fund) equal to the aggregate net asset value of the shareholder’s Fund shares.

Table 11—Affiliate Portfolio Holdings Transactions

	Purchases ($)	Sales ($)
Dreyfus Municipal Cash Management Plus	430,205,000	512,200,000
Dreyfus New York Municipal Cash Management	286,300,000	209,200,000
Dreyfus Tax Exempt Cash Management	674,560,000	738,330,000
Dreyfus California AMT—Free Municipal Cash Management	284,475,000	144,615,000
Dreyfus New York AMT—Free Municipal Cash Management	71,995,000	75,025,000

The Funds	87

INFORMATION ABOUT THE RENEWAL OF EACH
FUND’S MANAGEMENT AGREEMENT (Unaudited)

ALL CASH MANAGEMENT FUNDS

At a Joint Board Meeting for the funds held on May 17, 2011, the Board considered the renewal of each fund’s Management Agreement pursuant to which Dreyfus provides each fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus. In considering the renewal of each Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to Each Fund.The Board members considered information previously provided to them in presentations from representatives of Dreyfus regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and representatives of Dreyfus confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in each fund, each fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including the distribution channel(s) for the funds.

The Board members also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

Comparative Analysis of Each Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) each fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended March 31, 2011, and (2) each fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of March 31, 2011. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to each fund and its respective comparison funds.

DREYFUS CASH MANAGEMENT

The Board members discussed the results of the comparisons and noted that the fund’s total return performance was variously at or below the Performance Group median and above the Performance Universe median.

The Board noted the low absolute returns and the narrow spreads in the returns among the fund and the Performance Group funds for each reported time period. The Board also noted that the Manager was waiving receipt of a portion of its management fee and absorbing certain fund and/or share class expenses in order to maintain a minimum yield floor limit of 0.00%.The Board also noted the portfolio manager’s presentation regarding the strategies for managing the fund’s weighted average maturity, credit risk profile, and liquidity requirements over the past year.

The Board members also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.They noted that the fund’s contractual management fee was at the Expense Group median, the fund’s actual management fee was above the Expense Group median and the Expense Universe median, and the fund’s total expenses were above the Expense Group median and below the Expense Universe median.

Representatives of Dreyfus reviewed with the Board members the management or investent advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors.The Board members considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

DREYFUS CASH MANAGEMENT PLUS

The Board members discussed the results of the comparisons and noted that the fund’s total return performance was variously at or below the Performance Group median and above the Performance Universe median.

The Board noted the low absolute returns and the narrow spreads in the returns among the fund and the Performance Group funds for each reported time period. The Board also noted that the Manager was waiving receipt of a portion of its management fee and absorbing certain fund and/or share class expenses in order to maintain a minimum yield floor limit of 0.00%.The Board also noted the portfolio manager’s presentation regarding the strategies for managing the fund’s weighted average maturity, credit risk profile, and liquidity requirements over the past year.

The Board members also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.They noted that the fund’s contractual management fee was below the Expense Group median, the fund’s actual management fee approximated each of the Expense Group median and the Expense Universe median, and the fund’s total expenses were fractionally below the Expense Group median and the Expense Universe median.

Representatives of Dreyfus reviewed with the Board members the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors.The Board members considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

DREYFUS GOVERNMENT CASH MANAGEMENT

The Board members discussed the results of the comparisons and noted that the fund’s total return performance was variously at or below the Performance Group median and above the Performance Universe median.

The Board noted the low absolute returns and the narrow spreads in the returns among the fund and the Performance Group funds for each reported time period. The Board also noted that the Manager was waiving receipt of a portion of its management fee and absorbing certain fund and/or share

The Funds	89

INFORMATION ABOUT THE RENEWAL OF EACH FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

class expenses in order to maintain a minimum yield floor limit of 0.00%.The Board also noted the portfolio manager’s presentation regarding the strategies for managing the fund’s weighted average maturity, credit risk profile, and liquidity requirements over the past year.

The Board members also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. They noted that the fund’s contractual management fee was above the Expense Group median, the fund’s actual management fee was above the Expense Group median and the Expense Universe median, and the fund’s total expenses were above the Expense Group median and approximated the Expense Universe median.

Representatives of Dreyfus reviewed with the Board members the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors.The Board members considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

DREYFUS GOVERNMENT PRIME CASH MANAGEMENT

The Board members discussed the results of the comparisons and noted that the fund’s total return performance was variously below or at the Performance Group median and above or at the Performance Universe median.

The Board noted the low absolute returns and the narrow spreads in the returns among the fund and the Performance Group funds for each reported time period. The Board also noted that the Manager was waiving receipt of a portion of its management fee and absorbing certain fund and/or share class expenses in order to maintain a minimum yield floor limit of 0.00%.The Board also noted the portfolio manager’s presentation regarding the strategies for managing the fund’s weighted average maturity, credit risk profile, and liquidity requirements over the past year.

The Board members also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. They noted that the fund’s contractual management fee was fractionally below the Expense Group median, the fund’s actual management fee was above the Expense Group median and the Expense Universe median, and the fund’s total expenses were above the Expense Group median and fractionally above the Expense Universe median.

Representatives of Dreyfus reviewed with the Board members the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors.The Board members considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

DREYFUS TREASURY & AGENCY CASH MANAGEMENT

The Board members discussed the results of the comparisons and noted that the fund’s total return performance was below the Performance Group median and above or at the Performance Universe median.

The Board noted the low absolute returns and the narrow spreads in the returns among the fund and the Performance Group funds for each reported time period. The Board also noted that the Manager was waiving receipt of a portion of its management fee and absorbing certain fund and/or share class expenses in order to maintain a minimum yield floor limit of 0.00%.The Board also noted the portfolio manager’s presentation regarding the strategies for managing the fund’s weighted average maturity and liquidity requirements over the past year.

The Board members also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.They noted that the fund’s contractual management fee was fractionally below the Expense Group median, the fund’s actual management fee was above the Expense Group median and the Expense Universe median, and the fund’s total expenses were above the Expense Group median and the Expense Universe median.

Representatives of Dreyfus reviewed with the Board members the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors.The Board members considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

DREYFUS TREASURY PRIME CASH MANAGEMENT

The Board members discussed the results of the comparisons and noted that the fund’s total return performance was variously at, above, or below the Performance Group median and Performance Universe median.

The Board noted the low absolute returns and the narrow spreads in the returns among the fund and the Performance Group funds for each reported time period. The Board also noted that the Manager was waiving receipt of a portion of its management fee and absorbing certain fund and/or share class expenses in order to maintain a minimum yield floor limit of 0.00%.The Board also noted the portfolio manager’s presentation regarding the strategies for managing the fund’s weighted average maturity and liquidity requirements over the past year.

The Board members also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.They noted that the fund’s contractual management fee was at the Expense Group median, the fund’s actual management fee was fractionally above each of the Expense Group median and the Expense Universe median, and the fund’s total expenses were at the Expense Group median and below the Expense Universe median.

Representatives of Dreyfus reviewed with the Board members the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors.The Board members considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

DREYFUS TAX EXEMPT CASH MANAGEMENT

The Board members discussed the results of the comparisons and noted that the fund’s total return performance was variously at, above, or below the Performance Group median and above the Performance Universe median.

The Board noted the low absolute returns and the narrow spreads in the returns among the fund and the Performance Group funds for each reported time period. The Board also noted that the Manager was waiving receipt of a portion of

The Funds	91

INFORMATION ABOUT THE RENEWAL OF EACH FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

its management fee and absorbing certain fund and/or share class expenses in order to maintain a minimum yield floor limit of 0.00%.The Board also noted the portfolio manager’s presentation regarding the strategies for managing the fund’s weighted average maturity, credit risk profile, and liquidity requirements over the past year.

The Board members also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. They noted that the fund’s contractual management fee was below the Expense Group median, the fund’s actual management fee was above the Expense Group median and the Expense Universe median, and the fund’s total expenses were above the Expense Group median and below the Expense Universe median.

Representatives of Dreyfus reviewed with the Board members the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors.The Board members considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

DREYFUS MUNICIPAL CASH MANAGEMENT PLUS

The Board members discussed the results of the comparisons and noted that the fund’s total return performance was above the Performance Group median and the Performance Universe median.

The Board noted the low absolute returns and the narrow spreads in the returns among the fund and the Performance Group funds for each reported time period. The Board also noted that the Manager was waiving receipt of a portion of its management fee and absorbing certain fund and/or share class expenses in order to maintain a minimum yield floor limit of 0.00%.The Board also noted the portfolio manager’s presentation regarding the strategies for managing the fund’s weighted average maturity, credit risk profile, and liquidity requirements over the past year.

The Board members also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. They noted that the fund’s contractual management fee was below the Expense Group median, the fund’s actual management fee was above the Expense Group median and the Expense Universe median, and the fund’s total expenses were above the Expense Group median and below the Expense Universe median.

Representatives of Dreyfus reviewed with the Board members the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors.The Board members considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT

The Board members discussed the results of the comparisons and noted that the fund’s total return performance was above the Performance Group median and the Performance Universe median.

The Board noted the low absolute returns and the narrow spreads in the returns among the fund and the Performance Group funds for each reported time period. The Board also noted that the Manager was waiving receipt of a portion of its management fee and absorbing certain fund and/or share class expenses in order to maintain a minimum yield floor limit of 0.00%.The Board also noted the portfolio manager’s presentation regarding the strategies for managing the fund’s weighted average maturity, credit risk profile, and liquidity requirements over the past year.

The Board members also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. They noted that the fund’s contractual management fee was below the Expense Group median, the fund’s actual management fee was at the Expense Group median and above the Expense Universe median, and the fund’s total expenses were at the Expense Group median and below the Expense Universe median.

Representatives of Dreyfus reviewed with the Board members the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors.The Board members considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

DREYFUS NEW YORK AMT-FREE MUNICIPAL CASH MANAGEMENT

The Board members discussed the results of the comparisons and noted that the fund’s total return performance was above the Performance Group median and the Performance Universe median.

The Board noted the low absolute returns and the narrow spreads in the returns among the fund and the Performance

Group funds for each reported time period. The Board also noted that the Manager was waiving receipt of a portion of its management fee and absorbing certain fund and/or share class expenses in order to maintain a minimum yield floor limit of 0.00%.The Board also noted the portfolio manager’s presentation regarding the strategies for managing the fund’s weighted average maturity, credit risk profile, and liquidity requirements over the past year.

The Board members also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. They noted that the fund’s contractual management fee was below the Expense Group median, the fund’s actual management fee was below the Expense Group median and the Expense Universe median, and the fund’s total expenses were at the Expense Group median and below the Expense Universe median.

Representatives of Dreyfus reviewed with the Board members the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors.The Board members considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

DREYFUS CALIFORNIA AMT-FREE MUNICIPAL CASH MANAGEMENT

The Board members discussed the results of the comparisons and noted that the fund’s total return performance was above the Performance Group median and the Performance Universe median.

The Funds	93

INFORMATION ABOUT THE RENEWAL OF EACH FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

The Board noted the low absolute returns and the narrow spreads in the returns among the fund and the Performance Group funds for each reported time period. The Board also noted that the Manager was waiving receipt of a portion of its management fee and absorbing certain fund and/or share class expenses in order to maintain a minimum yield floor limit of 0.00%.The Board also noted the portfolio manager’s presentation regarding the strategies for managing the fund’s weighted average maturity, credit risk profile, and liquidity requirements over the past year.

The Board members also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. They noted that the fund’s contractual management fee was below the Expense Group median, the fund’s actual management fee was above the Expense Group median and the Expense Universe median, and the fund’s total expenses were at the Expense Group median and below the Expense Universe median.

Representatives of Dreyfus reviewed with the Board members the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors.The Board members considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus’ representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing each fund, and the method used to determine the expenses and profit.The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus.The Board also noted the expense limitation arrangement for each fund and their respective effects on Dreyfus’ profitability.The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board members should consider the profitability analysis (1) as part of their evaluation of whether the fees under the respective Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent, and quality of such services, and (2) in light of the relevant circumstances for each fund and the extent to which economies of scale would be realized if a fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. They also noted that, as a result of shared and allocated costs among funds in the Dreyfus funds complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportion-

ate to, or even in the opposite direction from, changes in the fund’s asset level.The Board members also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading any fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of each Agreement. Based on the discussions and considerations as described above, as to each Fund, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board generally was satisfied with each fund’s relative performance. The Board noted the low absolute returns and the narrow spreads among the returns for each fund and its respective Performance Group funds.

  The Board considered the impact of Dreyfus’ undertakings and corresponding yield floor had on each fund’s relative performance and expense results, and Dreyfus’ profitability.

  The Board considered portfolio managements’ discussions of investment strategy and the credit research that supported those strategies, noting their diligent work in the ongoing, historic, low rate environment, and their unwavering com- mitment to sound investment strategies, intensive credit research, and high credit quality.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately consid- ered by Dreyfus in connection with the fee rate charged to each fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with a fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for each fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board members and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board members’ conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board members determined that renewal of each Agreement was in the best interests of the fund and its shareholders.

The Funds	95

For More Information

Dreyfus Cash Management Funds
200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer Agent & Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Institutional	Investor	Administrative	Participant	Service	Select	Agency	Premier	Classic
Dreyfus Cash Management	DICXX	DVCXX	DACXX	DPCXX			DMCXX		
Dreyfus Cash Management Plus, Inc.	DCIXX	DCVXX	DCAXX	DCPXX	DSPXX	DPSXX	DASXX		
Dreyfus Government Cash Management	DGCXX	DGVXX	DAGXX	DPGXX			DGMXX		
Dreyfus Government Prime Cash Management	DIPXX	DVPXX	DAPXX	DGPXX			DRPXX		
Dreyfus Treasury & Agency Cash Management	DTRXX	DTVXX	DTAXX	DTPXX	DSRXX	DTSXX	DYAXX	DYPXX	
Dreyfus Treasury Prime Cash Management	DIRXX	DVRXX	DARXX	DPRXX			DSAXX		
Dreyfus Municipal Cash Management Plus	DIMXX	DVMXX	DAMXX	DMPXX			DRAXX		
Dreyfus New York Municipal Cash Management	DIYXX	DVYXX	DAYXX	DPYXX			DNCXX		
Dreyfus Tax Exempt Cash Management	DEIXX	DEVXX	DEAXX	DEPXX			DYEXX		
Dreyfus California AMT-Free Municipal Cash Management	DIIXX	DAIXX	DFAXX	DFPXX			DRMXX		
Dreyfus New York AMT-Free Municipal Cash Management	DYIXX	DYVXX	DDVXX	DHPXX					DLCXX

Telephone Call your Dreyfus Investments representative or 1-800-346-3621

E-mail Access Dreyfus Investments at www.dreyfus.com.
You can obtain product information and E-mail requests for information or literature.

Mail Dreyfus Investments, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

Each fund will disclose daily, on www.dreyfus.com, the complete schedule of each fund's holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

Each fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. Each fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how each fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC's website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2011 MBSC Securities Corporation

CMGTSA0711

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and        Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS TREASURY PRIME CASH MANAGEMENT

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	September 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	September 23, 2011

By: /s/ James Windels
James Windels, Treasurer
Date:	September 23, 2011

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)